Integrity AnnuiChoice II
As filed with the Securities and Exchange Commission on July 29, 2022
Registration Nos. 333-44876 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number
Post-Effective Amendment Number: 34    [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 154    [ x]
    (Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)

Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on August 1, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: AnnuiChoice Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity
May 2, 2022 (as updated August 1, 2022)

Integrity Life Insurance Company
Separate Account I of Integrity Life Insurance Company

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

Although this prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract. You can find information about the options, features, and charges that may have changed in Part 10 – Prior Contracts.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at Investor.gov.

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GLOSSARY
Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.
Regular Mail:    Overnight Mail:
Integrity Life Insurance Company     Integrity Life Insurance Company
PO Box 5720    400 Broadway, MS 74
Cincinnati, Ohio 45201-5720    Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.
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Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Variable Investment Option invests. A Fund also may be referred to as a “portfolio”.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

GLIA and GLIA Plus Investment Strategies - Investment strategies available when a GLIA or GLIA Plus Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Highest Anniversary Death Benefit - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.
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IRS - the Internal Revenue Service.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.
Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the IRS.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.
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Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Fund with the same name.

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Part 1 – Key Information, Overview, Fee Table, and Principal Risks
Important Information You Should Consider About the AnnuiChoice Contract

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 8% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $8000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table

Annual Fee	Minimum	Maximum
1. Base contract (varies by Contract Class	1.15%	1.15%
2. Investment options (Fund fees and expenses)	0.23% [2]	2.07% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	1.60%[3]

(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/21, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,295.05	$3,915.36
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Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expense
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

• Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period

• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value

• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
Insurance Company Risks
• An investment in the contract is subject to the risks related to Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Integrity Life. More information about Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-325-8583
Principal Risks of Investing in the Contract

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Restrictions	Location in Prospectus
Investments
• Integrity Life Insurance Company reserves the right to remove or substitute Funds as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Ride

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.

Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits
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Optional Benefits
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• The GLIA Rider terminates when you elect an Annuity Benefit, and the GLIA Plus Rider terminates when you elect an Annuity Benefit other than an LPA Annuity Option. Each Rider terminates automatically in certain other scenario
• The Enhanced Earnings Benefit Rider terminates automatically if you surrender the contract or elect an Annuity Benefit.

• The maximum benefit under the EEB Rider is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges.

• Under the previously-offered Guaranteed Minimum Withdrawal Benefit, you cannot cancel the Rider for 10 years.

• Under the previously-offered Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings
Optional Benefits

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Taxes	Location in Prospectus
Tax Implications
•     You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•     If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•     Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Exchanges
•    Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Overview of the Contract
The following is intended as a summary. Please read each section of this prospectus for additional detail.

“We,” “our,” “us,” “the Company” and “Integrity Life” mean Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives. See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.” Also, see Appendix D.

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The contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, and thus is best suited for those with a long investment horizon. Although you have the ability to make partial withdrawals and/or surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment.

Your Rights and Benefits

As the owner of the contract, you have the following rights:
•     To contribute, transfer and withdraw money. See Part 5.
•     To invest in the Investment Options. See Part 3.
•     To elect an Annuity Benefit. See Part 5, section titled “Maximum Retirement Date and Annuity Benefit”
•     To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.
•     To name the Annuitant
•     To name the Annuitant’s beneficiary to receive the Death Benefit on the death of the Annuitant before the election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” and “Maximum Retirement Date and Annuity Benefit”
•     To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of the owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled “Distribution on Death of Owner.” If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Phases of the Contract

The contract has two phases – the accumulation phase and the annuity phase. During the accumulation phase, subject to certain restrictions, you can apply contributions to your contract, and we provide a Death Benefit. Once you begin receiving an Annuity Benefit, your contract enters the annuity phase. During the annuity phase, you will receive a stream of income payments and will be unable to make withdrawals, and the Death Benefit and any optional living benefits you may have elected will terminate.

Your Right to Revoke (Free Look Period)
You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. (The Administrative Office is Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720). Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution.

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Investment Goals and Risks

The contract allows you to accumulate money for retirement or other long-term goals. You may invest in any of the Investment Options available to you under the contract, including the Variable Account Options and the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Funds, each of which invests in common stocks, bonds or other investments. You could lose money if one or more of the issuers of investments held by a Fund becomes financially impaired or if the market as a whole declines. Under the Fixed Accounts, you can invest in the Guaranteed Rate Options or the Systematic Transfer Options and receive a specified level of interest. There is a Market Value Adjustment associated with the Guaranteed Rate Options, under which your Account Value in that option could increase or decrease.

Additional information about each Fund is provided in an Appendix to this prospectus, entitled “Funds Available Under the Contract.”
Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Fund. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts (Guaranteed Rate Options and the Systematic Transfer Option) is guaranteed, subject to any applicable Market Value Adjustments (MVAs) that apply to the Guaranteed Rate Options. Your Account Value also is subject to various charges. See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas and Washington). If the Account Value goes below the minimum Account Value and we have received no contributions from you for two Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.

The ability of Integrity Life Insurance Company to fulfill its obligations under the Fixed Accounts, and under the optional riders referenced below, is dependent on its financial strength and claims-paying ability.

Contract Benefits

The contract offers features that are included as part of the base contract charge and optional benefits that come with an additional charge.

There is a standard Death Benefit that comes with no additional charge, and varies depending on the Annuitant’s age on the Contract Date. For example, for contracts where the Annuitant’s age on the Contract Date is between 74 and 85, the Death Benefit is the greater of (a) total contributions minus proportional adjustments for any withdrawals (and associated charges) or (b) the Account Value on the Death Benefit Date. See Standard Death Benefit in Part 5 for additional details. The Death Benefit may be taken as a lump sum, may be deferred for a period of time, or may be paid out in an income payout option.
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We also offer, as standard features of the Contract, various automated investment programs. Specifically, we offer:
•Systematic Withdrawal Program. This program allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.
•Income Plus Withdrawal Program. This program allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½.
•Choices Plus Required Minimum Distribution (RMD) Program. This program allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).
•Dollar Cost Averaging Program. Under this program, we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option.
•Systematic Transfer Program. Under this program, we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options (or to the Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis.
•Customized Asset Rebalancing Program. This program allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.
•Systematic Contributions Program. This program allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.

We also offer optional benefits, which bear an additional charge. Optional living benefits included as part of this contract are as follows:

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that, under certain conditions, guarantees lifetime payments will be available for withdrawal.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Like GLIA, the GLIA Plus Rider guarantees that lifetime payments will be available for withdrawal. Among the differences between GLIA and GLIA Plus is the fact that under GLIA, the Lifetime Payout Amount is a percentage of a Payment Base equal to the greater of your Bonus Base and Step-Up Base. For GLIA Plus, the Lifetime Payout Amount is a percentage of a different amount – the greater of your Roll-Up Base and Step-Up Base.

For both GLIA and GLIA Plus, you have to invest in only specified Investment Strategies.

The Highest Anniversary Death Benefit Rider (HADB) is one optional Death Benefit that we offer. HADB is an optional benefit Rider that provides an enhancement of the standard Death Benefit. For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of (a) your highest Account Value on any Contract Anniversary before the Annuitant’s 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional
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adjustments for any withdrawals (including associated charges) after that Contract Anniversary or (b) the standard Death Benefit.

The Enhanced Earnings Benefit (EEB) is an optional Death Benefit that provides an enhancement of the standard Death Benefit. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit.

Previously-offered optional living benefits and optional death benefits are discussed in Part 10 of this prospectus, and summary information concerning those benefits appears in the prospectus section entitled Benefits Available Under The Contract in Part 5 of this prospectus.

We charge additional fees for these optional benefits. See “Fee Tables”.

Annuity Benefits

No later than the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. We currently offer four annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time.

If you annuitize, you will receive a stream of annuity payments. However, you will be unable to make withdrawals and death benefits and living benefits will terminate.
How Your Contract is Taxed
This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit. A Qualified Annuity is an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender or make withdrawals from the contract, or transfer contract value between Investment Options. State premium tax may also be deducted.1

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Transaction Expenses

Deferred Sales Load - as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

THE FEES SET FORTH IN THE TABLES BELOW AND THE AMOUNTS SET FORTH IN THE EXPENSE EXAMPLES BELOW APPLY TO THE ANNUICHOICE II CONTRACTS. PLEASE SEE PART 10 OF THIS PROSPECTUS FOR INFORMATION CONCERNING PREVIOUSLY-OFFERED CONTRACTS AND FEATURES.

Annual Contract Expenses (contracts other than AnnuiChoice I)

	Maximum Charge	Current Charge
Administrative Expenses[4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.15%	1.15%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
Optional Death Benefit
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [6,7]	0.50%	0.50%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [7]	2.00%	1.25%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [7]	2.00%	1.55%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [7]	2.00%	1.60%

1 State premium taxes currently range from 0% to 3.5%.
2 Withdrawal charges decrease based on the age of each contribution. See Part 4.
3 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
4 Administrative expenses refers to the Annual Administrative Charge. This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
5 Base Contract expenses consist of the 1.15% mortality and expense risk charge. The 1.15% charge applies to AnnuiChoice contracts other than AnnuiChoice I. For details concerning AnnuiChoice I, see Part 10 of this prospectus.
6 Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:
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Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

7 See Part 6. The current and maximum charges set forth in the table above apply to those who elect GLIA or GLIA Plus on or after May 2, 2022. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A – Funds Available Under The Contract.

Annual Fund Expenses*- contracts other than AnnuiChoice I)	Maximum	Minimum
expenses deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	1.50%	0.23%

*The expenses listed are for the year ended December 31, 2021, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.

We have entered into agreements with the investment advisors and/or distributors of each of the Funds. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Funds as consideration for payments. The Funds or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Funds. These fees may be paid by the investment advisors from the investment advisors’ assets or from the Funds under plans adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs. The services we provide to the Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Funds include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying investment options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Funds. We also provide marketing and distribution services for the Funds.

Examples – AnnuiChoice contracts other than AnnuiChoice I

The example is intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio Company expenses.

Each example assumes that you invest $100,000 in the contract for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and (except for the “no rider” examples) assumes the most expensive combination of annual Fund expenses and
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optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Purchased On Or After May 2, 2022:*

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (1.50%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example.

Based on these assumptions, your costs would be:
Pinnacle (pre 1-1-12) Integrity     11

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,089	$22,615	$31,581	$55,720

If you do not surrender your contract or select an Annuity Benefit with a life contingency or a period certain that provides for fixed payments over at least five years at the end of the applicable period:

1 year	3 years	5 years	10 years
$5,089	$15,615	$26,581	$55,720

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (1.50%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$10,764	$15,480	$19,454	$30,597

If you do not surrender your contract or select an Annuity Benefit with a life contingency or a period certain that provides for fixed payments over at least five years at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,764	$8,480	$14,454	$30,597

* If you purchased your contract before May 2, 2022, see Part 10 for expense examples.
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Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment Options you select.

Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon.

It is possible for your Account Value to be less than the sum of your contributions. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Investment Risk. You bear the risk of any decline in the Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the subaccounts you have selected (which invest in the underlying Funds) make money, your contract value goes up. If they lose money, your contract value goes down. You bear the entire investment risk. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Withdrawal and Surrender Risk. You should carefully consider the risks associated with withdrawals under the contract. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.

If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. For example, under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.

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Investment Restrictions – Opportunity Risks. Certain Riders under the contract (e.g., Guaranteed Lifetime Income Advantage) restrict your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the Rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain any such optional benefit.

Risk Associated With Election of optional benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold a GLIA rider for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our General Account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the Portfolios invest, which may cause the Funds underlying your contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract that result from cyber attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business.
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Part 2 – Integrity Life and the Separate Account
Integrity Life Insurance Company
Integrity Life is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 49 states and the District of Columbia. Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity Life’s indirect parent company, has guaranteed the insurance obligations of Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.
Separate Account I and the Variable Account Options
Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. Integrity Life Insurance Company is responsible for all obligations under the contract. However, the assets of Integrity Life will not be used to pay any liabilities of Separate Account I, other than those arising under variable annuity contracts supported by Separate Account I.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Fund with the same name. The Variable Account Options currently available to you are listed in Appendix A.
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Distribution of Variable Annuity Contracts
Touchstone Securities, Inc., an affiliate of Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.
Changes in How We Operate
We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.
Part 3 – Your Investment Options
You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Fund. Each Variable Account Option and its corresponding Fund share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Fund. For a full description of each Fund, see that Fund’s prospectus and SAI. See also Appendix A of this prospectus.
The Variable Account Options
Each Variable Account Option invests in the shares of a distinct Fund. Each Variable Account Option and its corresponding Fund share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Fund.
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Information regarding each Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the appendix to this prospectus entitled “Funds Available Under the Contract”. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper copies of those prospectuses by calling our Administrative Office toll-free at 1-800-325-8583.
Static Asset Allocation Models
We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Each asset allocation model contemplates that a percentage of your Account Value is allocated to each Variable Account Option included in the model. The percentage allocation to any given Variable Account Option may be the same as that for another Variable Account Option or may differ. We revise each model annually, and such revisions can involve the identity of the Variable Account Options included in the model and/or the percentage allocation to each Variable Account Option. When you select a model, we allocate your Account Value according to the model. If you have opted for rebalancing, we rebalance your Account Value to conform to the percentages in the model you selected and with the rebalancing frequency you selected. If you have not opted for rebalancing, we do not rebalance your Variable Account Option allocations. Apart from any such rebalancing, we make no changes to your Account Value allocations unless and until you give us further instructions. Thus, for example, we would not initiate a change to your Account Value allocations if, in a subsequent year, the percentage allocations under the model are changed. Nor would we notify you of a decision to cease offering a given model for new elections.
You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue the program or add, eliminate, or change the models at any time.

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For further information about the static asset allocation models, please contact our Administrative Office.
The Fixed Accounts
Our Fixed Accounts are offered through a non-unitized separate account, which supports the GROs and STOs for this annuity contract. Like Separate Account I, the non-unitized separate account is a separate account of Integrity Life, where the assets in the account are kept separate from the general account assets of Integrity Life and are used to support obligations under the pertinent contracts. Also like Separate Account I, assets in the non-unitized separate account are insulated from Integrity Life’s general account, meaning that general account liabilities are not imputed to the separate account. However, whereas interests in Separate Account I are denominated in units that you can purchase and redeem, interests in the separate account used for the Fixed Accounts are measured simply in dollar amounts rather than units – thus, the separate account is called “non unitized.”

Guaranteed Rate Options
We currently offer GROs with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. If your contract is issued in the state of Washington, the GROs are not available.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred, plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account
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Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends, we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•For contracts issued in Florida, Illinois, Maryland, Massachusetts, Minnesota, Pennsylvania, South Carolina, Texas, Utah or Virginia, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•For contracts issued in any state other than those states listed above, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals, transfers, election of Annuity Benefits, or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates
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have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula1:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

1 The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].

If the remaining term of your GRO is 30 days or less, the MVA will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options
We offer STOs that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.
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Part 4 - Deductions and Charges
Mortality and Expense Risk Charge
We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.
Annual Administrative Charge
We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts, discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge
We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.
Fund Charges
The Variable Account Options buy shares of the corresponding Funds at each Fund’s net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. Please refer to Appendix A and the individual Fund prospectuses for complete details on Fund expenses.
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As discussed in the section above entitled The Variable Account Options, we receive payments from the Funds or their investment advisors or distributors. These fees may affect the total Fund expenses and may increase the expenses of the Funds.
Withdrawal Charge
If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the “age” of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	8%
2	7.5%
3	7%
4	6%
5	5%
6	4%
7	3%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for federal income tax purposes, withdrawals generally are considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount. When the withdrawal charge is deducted from the Account Value, it is deducted on a pro rata basis from the subaccounts then held under the contract.

We will not deduct a withdrawal charge from:
•the Death Benefit paid on the death of the Annuitant; or
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•a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

If a withdrawal of a contribution would be subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.
Reduction or Elimination of the Withdrawal Charge
We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.
Hardship Waiver
We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the MVA on any amounts withdrawn from the GROs. Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long-term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment for at least 180 consecutive days. (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Texas and Washington.) We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners and either meets the requirements, the waiver will be applied. The hardship waiver is not available on contracts issued in South Dakota.
Commission Allowance and Additional Payments to Distributors
We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions and up to 0.25% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.
Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This
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payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are American Portfolios Financial Services, Inc., BBVA Securities, Inc., BOK Financial Securities, Inc., Cadaret, Grant & Co., Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUNA Mutual Insurance Agency, CUSO Financial Services, LP, Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Huntington Securities, Inc., Infinex Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.
Optional Benefit Charges
You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.
Transfer Charge
You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.
Tax Reserve
In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.
State Premium Tax
We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0% to 3.5%.

Part 5 – Terms of Your Variable Annuity
Purchasing the Contract
If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

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To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.
Contributions

Minimum initial contribution	$ 10,000
Minimum additional contribution [1]	$ 100
Maximum total contributions	$ 1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

1 If your contract is issued in the state of Washington, you may make additional contributions only during the first Contract Year.

Different contribution limits apply if you select a GLIA or GLIA Plus Rider. See Part 6. If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), you must take your required minimum distributions for the current calendar year before you purchase this contract unless an exemption is otherwise available under applicable law. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.” If you submit a contribution without allocation instructions, we allocate the contribution consistent with your most recent allocation (which could be your initial allocation instructions if those are the most recent). You can change your future allocation for additional contributions at any time by
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writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See “Transfers” in Part 5. Different rules apply to GLIA and GLIA Plus Investment Strategies. See Part 6.

We will accept additional contributions at any time through age 92. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.
Units in Our Separate Account
Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Funds, which reflects the investment income, realized and unrealized capital gains and losses of the Funds, as well as the Funds’ expenses.
How We Determine Unit Value
We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day,
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multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:
•First, we take the value of the Fund shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Funds.
•Next, we add any dividends or capital gains distributions by the Fund on that day.
•Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.
•Then we divide this amount by the value of the Fund shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.
•Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.15%.

Generally, this means that we adjust Unit Values to reflect the investment performance of the Funds and the mortality and expense risk charge.
Transfers
You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions.
•The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.
•Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.
•Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.
•Transfers within or among GLIA or GLIA Plus Investment Strategies are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After you reach this limit, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:
•the contract number,
•the amounts to be transferred, and
•the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

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You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.

If we receive your transfer request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.
Excessive Trading
We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Funds.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading
This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Fund, increase Fund expenses and affect Fund performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its
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recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.    Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:
•a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;
•a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.    Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.    Notification. We will notify you if your requested transfer is not made.

4.    Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Fund’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Fund’s policies set forth in its prospectus.
•If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.
•In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.    20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.
•All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.
•Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.
•Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Fund’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, we may take any action that we deem
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appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Fund’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Fund as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Fund if its frequent trading policies are violated or if the Fund determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Fund’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Fund, and the investment advisor rejects a trade or restricts further trading in that Fund by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Fund investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.
Withdrawals
You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:
•the withdrawal amount requested,
•plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),
•plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet
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been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have a GLIA or GLIA Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:
•10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or
•10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”
Assignments
You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.
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Death Benefit Paid on Death of Annuitant
Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death. (See section titled “Distribution on Death of Owner.”) You name the Annuitant’s beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:
•the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and
•there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:
1.lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.
2.deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire amount must be paid to the beneficiary.
3.irrevocable income payout option – if an “eligible designated beneficiary” elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days of the death of the Annuitant. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for any money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

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You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

Standard Death Benefit
The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:
•total contributions minus proportional adjustments for any withdrawals (and associated charges); or
•the Account Value on the Death Benefit Date.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:
•your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);
•total contributions minus proportional adjustments for any withdrawals (and associated charges); or
•the Account Value on the Death Benefit Date.

For contracts where the Annuitant’s age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:
•total contributions minus proportional adjustments for any withdrawals (and associated charges); or
•the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date. Specifically, we will allocate that difference to each Investment Option held under the contract immediately prior to the death and to each such Investment Option in the same proportion that the Investment Option represented to the overall Account Value immediately prior to death.

Effect of Withdrawals on the Death Benefit
If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. The following example shows the effect of a withdrawal where the Death Benefit amount is based on total contributions:
•if your Death Benefit is $100,000 (i.e., representing total contributions of $100,000) where your current Account Value is $80,000 and the Account Value on the seventh Contract Anniversary also is a lesser amount,
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•and you take a withdrawal of $10,000 (which includes any withdrawal charge and associated charges),
•we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);
•therefore, your Death Benefit is reduced by $12,500 – to $87,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.
Distribution on Death of Owner
If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.

You name the owner’s beneficiary (or beneficiaries). We will pay the owner’s surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:
1.lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.
2.deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire Surrender Value as of that date must be paid to the beneficiary.
3.irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

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If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary and to structure your contract so that spousal continuation can occur, if that is your intention.
Spousal Continuation
Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary. This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:
•you are the sole owner and Annuitant;
•no contingent Annuitant is named;
•no joint owner is named;
•your surviving spouse is the owner’s sole beneficiary; and
•your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

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The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:
•withdrawal charges no longer apply; and
•we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:
•if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;
•certain Investment Options or administrative programs may not be available on the continued contract; and
•we may make any changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.
Death Claims
A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order, including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of Owner will remain invested in the Variable Account Options and remain subject to market
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fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.
Maximum Retirement Date and Annuity Benefit
Your Annuity Benefit is available any time after your first Contract Anniversary up until the last Annuitant’s 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100. The dollar amount of each annuity payment decreases as the frequency of the annuity payments increases (e.g., annuity payments received monthly will be less than those received semi-annually with respect to a given sum that is annuitized).

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:
•life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.
•period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.
•life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.
•life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive
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your election on or before your Maximum Retirement Date, you will automatically receive the life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.
Annuity Benefit Payments
The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.
Timing of Payment
We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:
(1)the New York Stock Exchange has been closed or trading on it is restricted;
(2)an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or
(3)the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.
How You Make Requests and Give Instructions
When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.
Abandoned or Unclaimed Property
Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.
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Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.

With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, the Systematic Contributions program, the Customized Asset Allocation program, and the Dollar Cost Averaging program, note that although these programs are a standard part of the AnnuiChoice contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant’s death – Death Benefit calculation method differs based on contract issue date	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•
You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with the GLIA Rider or GLIA Plus Rider

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Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn qualified age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program is not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program	Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options (or to Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis	Optional	None
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on a pro rata basis and your enrollment in program will end
•Not available with GLIA Rider, but available with GLIA Plus Rider

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish a rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

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Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program not available with GLIA Rider or GLIA Plus Rider
Highest Anniversary Death Benefit	Provides enhancement of standard Death Benefit, featuring as an element highest Account Value on a Contract Anniversary	Optional	0.20% of value of Variable Account Options	•Highest Account Value on any Contract Anniversary is reduced proportionally by withdrawals and associated charges
Earnings Enhancement Benefit Rider (EEB)	Provides enhancement of standard Death Benefit if there is a gain in contract when we calculate the Death Benefit	Optional	Cost of EEB depends on Annuitant’s age on Contract Date. Maximum charge of 0.50% is for Annuitant aged 70-79 on Contract Date	•Maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). •If there is no gain or if a Death Benefit is not paid, EEB will provide no benefit.
GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions are met	Optional	2.00% of Payment Base for GLIA; and 2.00% of Benefit Base for GLIA Plus
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

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Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to distribution on Death of owner before end of Guarantee Period
•Generally if Guaranteed Interest Rates have increased since time of your contribution or transfer to GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; hardship withdrawals)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal
OPTIONAL BENEFITS THAT ARE NO LONGER AVAILABLE FOR ELECTION
Guaranteed Minimum Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.	Optional – no longer offered	1.20% (assessed annually based on the Adjusted Guaranteed Withdrawal Balance)
•If you withdraw more than amount available under the Rider, your guaranteed values will usually decrease.
•Once you purchase Rider, you cannot voluntarily terminate or cancel it for 10 years.
•Under Rider, you must invest 100% of your Account Value at all times in only one three GMWB Investment Options.

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Guaranteed Return Plus	Guaranteed Return Plus is a guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option over a 10 year time period.	Optional – no longer offered	0.60% of the amount invested in your Guaranteed Return Plus Investment Option
•Partial withdrawals from your Account Value will reduce the guaranteed minimum value associated with your contribution on a proportional basis.
•Under the benefit, you could select only one of the three Guaranteed Return Plus Investment Options.

Added Value Option	Under the Added Value Option (AVO) Rider, we credited from 1% up to 5% of all your contributions made during the first Contract Year.	Optional – no longer offered	0.75% annually (as a percentage of value charged)	•Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.
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Previously-offered optional death benefits: Option A (Highest Anniversary Value), Option B (Roll-Up) and Option C (Greater of Highest Anniversary Value and Roll-Up)
Option A - Highest Anniversary:
Death Benefit is greater of (a) highest account value on any Contract Anniversary up to age 80 plus subsequent contributions and proportionately adjusted for withdrawals and charges and (b) standard death benefit.

Option B - Roll Up
Death Benefit is the greater of: (a) your total contributions, minus any subsequent withdrawals (and associated charges), accumulated at an annual growth rate of 5% from the date of each contribution (and subject to a cap) and (b) standard contract Death Benefit.

Option C - Greater of Highest Anniversary or Roll Up
Death Benefit is the greatest of: (a) Death Benefit if Option A had been chosen or (b) Death Benefit if Option B had been chosen; or (c) standard contract Death Benefit.
	Optional – no longer offered	•0.15% (Option A prior to November 17, 2003) •0.20% (Option A) •0.30% (Option B) •0.35% (Option C)	•These death benefit options cannot be cancelled once the contract was issued. Nor can they be added after the contract is issued.
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Part 6 – Optional Benefits
You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

You should not add the GLIA Rider or the GLIA Plus Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of each such rider is to assure a specified level of withdrawals for life, the rider would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLIA Rider and GLIA Plus Rider would not be appropriate because such withdrawals would be treated as excess withdrawals, which can have a negative effect on your Payment Base and your Lifetime Payout Amount.
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the lifetime of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.
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Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)the Bonus Base immediately before the Bonus is applied; plus
2)the Bonus amount (see “Bonus” section below); plus
3)additional contributions received after the date of the Bonus; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)the Step-Up Base immediately before the Step-Up is applied; plus
2)the Step-Up amount; plus
3)additional contributions received after the date of the Step-Up; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

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Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:
•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
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•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or younger	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge

The annual charge is a current charge of 1.25% (for the individual GLIA rider), and a current charge of 1.55% (for the spousal GLIA rider). The charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

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If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the individual or spousal GLIA Rider up to a maximum of 2.00%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	International	Fidelity VIP High Income
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
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**    Available only in contracts purchased before April 24, 2015
***    Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before
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December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants have no effect.
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If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.
•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.The date the Payment Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.The date that you transfer ownership of the contract;
6.The date you assign the contract or any benefits under the contract or Rider;
7.The date a Death Benefit is elected under the contract;
8.On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.The date you elect an Annuity Benefit under the contract;
10.The date you cancel this Rider;
11.The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
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•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•The Enhanced Earnings Benefit is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus Rider is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.
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Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.50%
65-69	4.00%
70-74	4.50%
75-79	5.00%
80 and older	5.75%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

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Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to six percent (6%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charge. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take a LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band at the time of the Step-Up corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charge, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted
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Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294
The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125.
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
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•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply the Roll-Up and Step-Up, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge

The annual charge is a current charge of 1.60%. The charge is multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

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Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.)

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.
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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015
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For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.

Systematic Transfer Option Available
You may elect to have one or more contributions initially invested in the Systematic Transfer Option (STO) as described in Part 3, section titled “Systematic Transfer Option (STO).” The money in the STO will transfer to the Variable Account Options according to your allocation. You may have Account Value invested in only one STO at any time, either the six-month or one-year STO. Account Value in the STO is not part of your allocation and is not included in the rebalancing. Contributions invested in a STO and transfers from a STO to the Variable Account Options do not start a 90-day waiting period.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing. Money in the STO is not included in the one allocation.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.1
•You cannot make additional contributions on or after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

1 If your contract is issued in Florida, additional contributions are limited to $100,000 per Contract Year.
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We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under the Tax Code and applicable IRS regulations.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option, or if you fail to make another election. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
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While this Rider is in effect:

1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:

4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant. The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.The date the Benefit Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider1 unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
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c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;
7.On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;
9.The date we process the cancellation of this Rider at your request;
10.The date you surrender the contract.

1 Absolute assignments and ownership changes are allowed under state law in CT and CA; however, if you transfer or assign ownership of the contract (even to a custodian or trust) and you have a spousal GLIA Plus Rider, your spouse will not receive benefits if you die before your spouse. This result is dictated by the Tax Code, which requires the owner’s sole beneficiary to be the owner’s spouse to continue the contract and Rider.

Once canceled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:
•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•The Enhanced Earnings Benefit is not available.
•The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
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6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.

We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
Highest Anniversary Death Benefit Rider
The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:
•your highest Account Value on any Contract Anniversary before the Annuitant’s 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.
Enhanced Earnings Benefit Rider (EEB)
The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals. If the
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resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix F for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If the GLIA or GLIA Plus Rider is selected, the EEB is not available.

Any additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.
Part 7 – Voting Rights
How Fund Shares Are Voted
Integrity Life is the legal owner of the shares of the Funds held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Fund’s Board of Directors, to ratify the selection of independent auditors for a Fund, and on any other matters described in a Fund’s current prospectus or requiring a vote by shareholders under the 1940 Act.
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Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Fund proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Fund for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Fund shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Funds in our own right or to restrict owner voting, we may do so.

If shares of the Funds are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.
How We Determine Your Voting Shares
You vote only on matters concerning the Funds that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Fund’s Board of Directors. We determine the number of Fund shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Fund as of the record date set by a Fund’s Board for its shareholders’ meeting. We count fractional shares. All Fund shares are entitled to one vote; fractional shares have fractional votes.
Part 8 – Tax Aspects of the Contract
Introduction
The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:
•our tax status
•the tax status of the contract
•the type of retirement plan, if any, for which the contract is purchased
•the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are
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considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.
Your Contract is an Annuity
•You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.
•You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.
•You can purchase a Qualified Annuity to fund a traditional IRA with tax-deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income to the extent the cash value of your contract exceeds your investment in the contract.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.
Taxation of Annuities Generally
Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution:
•Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent the cash value of the contract exceeds your investment in the contract. Withdrawals after any such excess is withdrawn represent a return of your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.
•If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

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We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1)    distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4)    distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
11)    distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax advisor before taking any partial withdrawals from your Contract.

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.
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Tax Treatment of Living Benefits
If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA or GLIA Plus Rider, those payments are taxable.
Tax-Favored Retirement Programs
An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. We do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the qualified age by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an
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inherited IRA. The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.

Compliance with the SECURE Act
The Setting Every Community Up for Retirement Enhancement Act of 2019, as amended (the “SECURE Act”) substantially changes the tax rules that allowed inherited IRA owners to stretch distributions from their inherited IRAs over their life expectancies. Pursuant to the SECURE Act, notwithstanding any provision in the contract to the contrary, beginning with an owner’s death in 2020, an inherited IRA owner will generally be required to distribute the entire IRA balance within 10 years of the owner’s death.

Under the new rule, an inherited IRA owner who is not an “eligible designated beneficiary” under the Tax Rules, generally must receive the entire death benefit within 10 years of the annuity owner’s death. Eligible designated beneficiaries may still elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy, but the 10-year requirement applies when they die. Eligible designated beneficiaries include: (1) the owner’s surviving spouse, (2) the owner’s minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), (3) a disabled person, (4) a chronically ill person, or (5) an individual who is not more than 10 years younger than the owner. The inherited IRA owner’s status as an eligible designated beneficiary is determined on the date of the owner’s death. The five-year rule still applies to non-designated beneficiaries (i.e., beneficiaries that are not human beings).

Integrity Life does not provide tax advice. Please consult your personal financial or tax advisor if you have any questions regarding the impact of the SECURE Act on your designation of beneficiary(ies) and any death benefit paid under this contract.

Exchanges and Transfers
In some circumstances, you may move money tax free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from one IRA to another IRA or from another qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs (conversions) are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your
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Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.
Federal and State Income Tax Withholding
We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.
Tax Status of the Company
Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.
Transfers Among Investment Options
There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.
Part 9 – Additional Information
Cyber Security and Certain Business Continuity Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the Funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we,
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the Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, including those associated with pandemics, terrorist attacks, geo-political disputes, military actions, fires or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers, service providers or intermediaries for an extended period of time, causing a negative impact on our ability to provide services and products. These risks also apply to other insurance and financial services companies and businesses.
Risks Associated With the COVID-19 Pandemic
In March, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, the Company has implemented business continuity plans so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely. While these efforts have been successful to date, the Company continues to be subject to certain risks that could negatively impact its operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, and voluntary or government-mandated hardship assistance that the Company provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of the Company’s businesses and could have a negative impact on its financial condition and operations.
While the Company is confident in its ability to manage the financial risks related to COVID-19, the extent and duration of the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact the Company’s financial strength and claims-paying ability. There are many factors beyond the Company’s control that cannot be mitigated or foreseen that could have a negative impact in the Company and the operation of the contract. The Company continues to monitor the economic situation and its business operations closely.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Systematic Withdrawal Program
We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is
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to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.
Income Plus Withdrawal Program
We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:
•the date you reach age 59½; and
•five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.
Choices Plus Required Minimum Distribution (RMD) Program
We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the qualified age under IRS regulations (for an owner that reached age
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70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after you turn the qualified age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time you have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.
Dollar Cost Averaging Program
Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Government Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.
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Systematic Transfer Program
We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options (or to the Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is available with the GLIA Plus Rider, but is not available under the GLIA Rider. See Part 6.
Customized Asset Rebalancing Program
Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may
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terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.
Systematic Contributions Program
We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.
Legal Proceedings
Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity Life.
Part 10 – Prior Contracts
If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus. Material differences between the prior versions of the AnnuiChoice contracts and those we are currently offering are described below. The dates given are the company roll out dates, but these dates vary by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.
Version of GLIA and GLIA Plus offered prior to May 2, 2022 but after March 1, 2015
The charges and features of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) and the optional Guaranteed Lifetime Income Advantage Plus Rider (GLIA Plus) offered prior to May 2, 2022 but after March 1, 2015 are different in certain respects from the version of those optional benefits offered after May 2, 2022. The different charges and features of GLIA and GLIA Plus elected before May 2, 2022 but after March 1, 2015 are as follows.
AnnuiChoice II Contracts issued prior to May 2, 2022 but after March 1, 2015
AnnuiChoice II Contracts issued prior to May 2, 2022 but after March 1, 2015 have the same charges and features as the version of AnnuiChoice II issued after May 2, 2022, except that the charges and features of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) and the optional Guaranteed Lifetime Income Advantage Plus Rider (GLIA Plus) are different in certain respects from the version of those optional benefits issued after May 2, 2022. The different charges and features of GLIA and GLIA Plus elected after March 1, 2015 but before May 2, 2022 are as follows.
Guaranteed Lifetime Income Advantage Rider
Charges
For those who elected GLIA during the above-referenced time period, the annual charge is a current charge of 0.90% (for the individual GLIA rider), and a current charge of 1.15% (for the spousal GLIA rider). We may increase the annual charge for the individual GLIA rider up to a maximum of 1.20% and
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the annual charge for the spousal GLIA rider up to a maximum of 1.60%. Such fees, as set forth in the Annual Contract Expenses table of the Fee Table, are as follows:
Annual Contract Expenses

	Maximum Charge	Current Charge
Administrative Expenses[1]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[2]	1.15%	1.15%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
Optional Death Benefit
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [3,4]	0.50%	0.50%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [4]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [4]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [4]	2.00%	1.35%

1 Administrative expenses refers to the Annual Administrative Charge. This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
2 Base Contract expenses consist of the 1.15% mortality and expense risk charge.
3 Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

4 See Part 6. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus.
The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and older	6.50%

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Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or younger	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and older	6.50%

Guaranteed Lifetime Income Advantage Plus Rider
Charges
For those who elected GLIA Plus during the above-referenced time period, the annual charge is a current charge of 1.35% and the maximum charge is 2.00%. Such fees, as set forth in the Annual Contract Expenses table of the Fee Table, appear in the Annual Contract Expenses table immediately above.
The Withdrawal Percentages are as follows:

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and older	6.25%

Percentage by which the Roll-Up Base Increases:
On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charge.
Examples - AnnuiChoice II Contracts issued prior to May 2, 2022 but after March 1, 2015
The example is intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio Company expenses.

Each example assumes that you invest $100,000 in the contract for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and (except for the “no rider” examples) assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Highest Cost Example using Maximum Charge for Highest Cost Rider

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The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (1.50%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example.

Based on these assumptions, your costs would be:
Pinnacle (pre 1-1-12) Integrity     11
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,109	$22,733	$31,869	$56,718

If you do not surrender your contract or select an Annuity Benefit with a life contingency or a period certain that provides for fixed payments over at least five years at the end of the applicable period:

1 year	3 years	5 years	10 years
$5,109	$15,733	$26,869	$56,718

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (1.50%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$10,764	$15,480	$19,454	$30,597

If you do not surrender your contract or select an Annuity Benefit with a life contingency or a period certain that provides for fixed payments over at least five years at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,764	$8,480	$14,454	$30,597

AnnuiChoice II and AnnuiChoice I (Contracts issued before March 1, 2015, but on or after May 1, 2012)
If you purchased your contract before March 1, 2015, but on or after May 1, 2012, certain riders currently offered to new purchasers, such as the GLIA Plus Rider, were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period (i.e., GLIA Spousal Rider).

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The minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract are stated below. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Funds.

Minimum: 0.23% Maximum: 2.07%

Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $100,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (2.07%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,239	$22,890	$31,782	$55,024

If you do not surrender your contract or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$5,239	$15,890	$26,782	$55,024

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses of (2.07%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,356	$17,234	$22,341	$36,155

If you do not surrender your contract or select an Annuity Benefit (periodic payments beginning on your Retirement Date) with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,356	$10,234	$17,341	$36,155
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AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)
If you purchased your contract before May 1, 2013, you had an additional Variable Account Option that invests in the Fidelity VIP Freedom 2010 Portfolio. This Fund does not have higher costs than the Funds currently offered to new purchasers.

If you elect the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the GLIA Investment Strategies. Under GLIA Investment Strategy 1 (Lifecycle), you may select one or more of certain Portfolios. For contracts purchased before May 1, 2013, the Fidelity VIP Freedom 2010 Portfolio was one of the available Portfolios under Investment Strategy 1 (Lifecycle).
Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:
GLIA Investment Strategy (Life Style) – You may allocate 100% of your investment to the Touchstone VST Balanced Fund.

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)
If you purchased your contract before May 1, 2012, certain riders currently offered to new purchasers, such as the GLIA Plus Rider, were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period (i.e., GLIA Spousal Rider).

The minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract are stated below. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.23% Maximum: 2.07%

Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $100,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased before May 1, 2012, but on or after February 25, 2008

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (2.07%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the
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current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,239	$22,890	$31,782	$55,024

If you do not surrender your contract or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$5,239	$15,890	$26,782	$55,024

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (2.07%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,356	$17,234	$22,341	$36,155

If you do not surrender your contract or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,356	$10,234	$17,341	$36,155

Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract between May 1, 2010 and April 30, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Balanced Fund	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%
For Contracts purchased before February 25, 2008

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (2.07%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:
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1 year	3 years	5 years	10 years
$11,356	$17,234	$22,341	$36,155

If you do not surrender your contract or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,356	$10,234	$17,341	$36,155

Withdrawals
Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount requested. If you purchased a GLIA Rider or a Guaranteed Minimum Withdrawal Benefit (GMWB), these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to February 28, 2010)
If your contract was issued with a GLIA Rider between March 1, 2009 and February 28, 2010, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%
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Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)
If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

1.    The current charges for the GLIA Rider are lower:

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [1]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on the Payment Base) [1]	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base) [1]	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses [2]	2.95%	2.15%

1 See Part 6 and Part 10.
2 The highest possible total separate account annual expenses reflect the Highest Anniversary Death Benefit and election of the Spousal GLIA.

2.     The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%
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Guaranteed Minimum Withdrawal Benefit (Available from May 21, 2007 to February 24, 2008)
If your contract was issued from May 21, 2007 to February 24, 2008, you may have elected the Guaranteed Minimum Withdrawal Benefit.

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee. The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider. If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease. Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions
In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary. If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. Then we will deduct the Annual Administrative Charge, if applicable, and the Rider fee. See Part 4. After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted. The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect. The initial GWB is equal to your initial contribution. The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined. We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65. Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated. If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date. The initial LPA is set at 5% of the GWB.

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Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge. A withdrawal charge may still be deducted from your Account Value. See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider
If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider. Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance
Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose. In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.
•If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.
•If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals
Your contributions increase both your Account Value and your GWB dollar-for-dollar. Withdrawals decrease your Account Value dollar-for-dollar. However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year. See the section below titled “Reset and the Effect of Withdrawals on Your GWB and GAWA.”

GMWB Fee
We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect. The 0.60% fee is multiplied by the Adjusted GWB. The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year. We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro rata). If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect. We do not deduct the fee during the Guaranteed Payment Phase. This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to a maximum charge of 1.20%. If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase. If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase. Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups. If you do not reject the increase in writing, the annual fee for
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your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider. We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%. Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [1]	0.20%	0.20%
Optional Guaranteed Minimum Withdrawal Benefit Charge (Assessed annually based on the Adjusted GWB)	1.20%	0.60%
Highest Possible Total Separate Account Annual Expenses	2.55%	1.95%

1 See Part 6 and Part 10.

Reset and the Effect of Withdrawals on Your GWB and GAWA
Each time you make a Withdrawal, we decrease the GWB. As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB. Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value. This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA. The new GAWA will be the lesser of:
•the GAWA before the Withdrawal; or
•5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect. See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA. The new LPA will be the lesser of:
•the LPA before the Withdrawal; or
•5% of the greater of
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o    the Account Value after the Withdrawal; or
o    the new GWB.

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA. If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:
•The GAWA and LPA are not cumulative. If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.
•If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA. A withdrawal charge applies to each contribution for the first 7 years after you make that contribution. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.” The withdrawal charge is deducted from your Account Value, but not from your GWB.
•Withdrawals will be taken pro rata from your GMWB Investment Option Portfolios. You cannot make a Withdrawal from specific Portfolios.
•If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even if a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.
•The taxable portion of your Withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.
•You must use our withdrawal form to request Withdrawals. Contact our Administrative Office to obtain the form.
•So long as there is sufficient value in your contract to fund a withdrawal under the GMWB Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GMWB Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Bonus
We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period. The GMWB Bonus period is the lesser of:
•the first 10 Contract Years; or
•each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals. We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA. The new GAWA will be the greater of:
•the GAWA before the Bonus; or
•5% of the GWB after the Bonus.
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Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:
•the LPA before the Bonus; or
•5% of the GWB after the Bonus.

Step-Up
Your GWB may increase due to favorable market performance. On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB. If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA. The new GAWA will be the greater of:
•the GAWA before the Step-Up; or
•5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:
•the LPA before the Step-Up; or
•5% of the GWB after the Step-Up.

Additional Contributions
Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA. The new GAWA will be the lesser of:
•the GAWA before the additional contribution, plus 5% of the additional contribution; or
•5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA. The new LPA will be the lesser of:
•the LPA before the additional contribution, plus 5% of the additional contribution; or
•5% of the GWB after the additional contribution.

Contribution Limits
Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs. If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis. You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.
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GMWB Investment Options
If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

The GMWB Investment Options are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GMWB Rider. The GMWB Investment Options are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GMWB Rider is not selected) may offer the potential for higher returns. Before you select the GMWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GMWB Investment Option 1 – You may allocate 100% of your investment to the Touchstone VST Balanced Fund.

GMWB Investment Option 2 – You may invest 100% in the four GMWB Investment Option Portfolios listed below. You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 – You may invest 100% in the GMWB Investment Option Portfolios listed below. You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category. You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% – 100%	0 – 10%
Fidelity VIP Investment Grade Bond	Fidelity VIP Government Money Market
Touchstone VST Bond

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Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager	DWS Small Cap Index VIP
Fidelity VIP Balanced	Fidelity VIP Disciplined Small Cap
Fidelity VIP Contrafund	Fidelity VIP Growth
Fidelity VIP Equity-Income	Fidelity VIP High Income
Fidelity VIP Index 500	Fidelity VIP Mid Cap
FT Franklin Growth and Income VIP	Fidelity VIP Overseas
FT Franklin Large Cap Growth VIP	FT Franklin Income VIP
FT Franklin Mutual Shares VIP	FT Franklin Small Cap Value VIP
FT Templeton Growth VIP	Invesco V.I. American Franchise
FT Templeton Foreign VIP	Morgan Stanley VIF Emerging Markets Equity
Invesco V.I. Comstock	Morgan Stanley VIF U.S. Real Estate
Morgan Stanley VIF Emerging Markets Debt
Touchstone VST Common Stock

For more information regarding these Funds, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the prospectuses for the applicable Funds. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Funds at any time.

Transfer and Allocation Restrictions
The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•No transfers are allowed.
•To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.
•Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter. The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Required Minimum Distributions
If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program). If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal. In other words, we will not Reset your GWB.

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The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only. We do not take into account your other assets or distributions in making this calculation. The RMDA is calculated and automatically distributed in monthly Withdrawals each calendar year. During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). If you are the qualified age or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year. To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program. If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated. Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider. So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset. See “Reset and the Effect of Withdrawals on Your GWB and GAWA,” above.

The RMD Program is not available during the Guaranteed Payment Phase. We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations. You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero. During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below. We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary. The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:
•the LPA is zero;
•the LPA has not yet been determined; or
•the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant. If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero. However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates. See “Termination of Rider” section below.

Alternate Death Benefit
If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:
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•the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in Good Order; or
•the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period. The Payment Certain Period will be a number of years that is equal to the lesser of:
•the GWB divided by the GAWA as of the Death Benefit Date; or
•the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period. If the annual payment is less than $1,000 we will pay the GWB as a lump sum. If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider
Owner’s Death
This Rider will terminate on the date you, as owner, die unless:
•you are also the primary Annuitant; or
•your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death
This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:
•the Account Value, the GWB and the LPA all equal zero;
•the Guaranteed Payment Phase ends;
•you transfer ownership of the contract;
•you assign the contract;
•a Death Benefit is calculated under the contract;
•the last Alternate Death Benefit payment is made under this Rider;
•you elect an Annuity Benefit under the contract;
•you request termination of this Rider after the 10th Contract Anniversary; or
•the contract terminates.
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On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your contract if you elect the GMWB Rider:
•You cannot cancel the GMWB Rider for 10 Contract Years.
•Dollar Cost Averaging is not available.
•Systematic contributions are not available.
•Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract. If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest. You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs. Keep in mind the following:
•An additional fee is imposed annually for this benefit.
•Your Investment Options are limited to the GMWB Investment Option Portfolios.
•The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.
•Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.
•The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”
Guaranteed Return Plus Rider (Available from June 26, 2006 to November 24, 2008)
If your contract was issued from June 26, 2006 to November 24, 2008, you may have elected the Guaranteed Return Plus Rider. The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Effective December 1, 2020, the Guaranteed Return Plus Investment Options are closed to new investments. Contract owners that purchased the Guaranteed Return Plus Rider may no longer make additional contributions into the Guaranteed Return Plus Investment Options.

Overview of the Benefit and Investment Options
We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.” You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:
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Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of Ten Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

However, effective on or about April 16, 2021, the Touchstone VST Conservative ETF Fund, Touchstone VST Moderate ETF Fund and Touchstone VST Aggressive ETF Fund reorganized into the Touchstone VST Balanced Fund. As a result, contract owners that purchased the Guaranteed Return Plus Rider and invested in one of the three Touchstone VST ETF Funds are now invested in the Touchstone VST Balanced Fund.
•Contract owners that purchased the Guaranteed Return Plus Rider and invested in the Touchstone VST Conservative ETF Fund will receive a guaranteed minimum value of 125% of their contribution at the end of ten years.
•Contract owners that purchased the Guaranteed Return Plus Rider and invested in either the Touchstone VST Moderate ETF Fund or Touchstone VST Aggressive ETF Fund will receive a guaranteed minimum value of 115% of their contribution at the end of ten years.

At the end of the ten-year period:
•If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.
•If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge
We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contracts and 1.60% on AnnuiChoice I contracts.

Contribution Limits
You may no longer make additional contributions into the Guaranteed Return Plus Investment Options. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

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Withdrawals and Transfers
In years 1-7 of the ten-year period for each contribution, you may:
•withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or
•surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•withdraw some or all of your contribution from the Guaranteed Return Plus Investment Option;
•surrender your contract entirely; or
•transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:
•You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.
•In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.
•The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)
•Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,778.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.
If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due. In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST Balanced Fund without the Guaranteed Return Plus benefit or the fee.

Partial withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.
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Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:
•the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;
•a Death Benefit is calculated under the contract;
•you transfer ownership of the contract;
•you elect an Annuity Benefit under the contract;
•the contract terminates.

We may stop accepting contributions into the Guaranteed Return Plus Investment Options at any time or close Investment Options.
Highest Anniversary Death Benefit Rider (Available before May 1, 2007)
If your contract was issued prior to May 1, 2007, you may have elected the Highest Anniversary Death Benefit Rider. The Highest Anniversary Death Benefit Rider (HADB) was available if the Annuitant was up to and including age 75 on the Contract Date. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
•Your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)
Separate Account Annual Expenses as a percentage of value charged
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Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [1]	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge) [1,2]	0.50%
Optional Guaranteed Return Plus Charge (assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options) [3]	0.60%
Highest Possible Total Separate Account Annual Expenses [4]	1.80%

1 See Part 6.
2 Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:
3 The Guaranteed Return Plus was available on AnnuiChoice I from June 26 to July 31, 2006.
4 You could elect only one of these optional benefits: EEB or Guaranteed Return Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the Guaranteed Return Plus.

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB (and no other optional benefit) is elected
59 or less	0.20%	1.20%
60-69	0.40%	1.40%
70-79	0.50%	1.50%

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Optional Benefits

The GLIA and GLIA Plus were not available.
AnnuiChoice I (Contracts issued before May 1, 2004)
The following fees and expenses differ from those shown in Part 1 of this prospectus:

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Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Death Benefit Charge, Option C	0.35%
Optional Enhanced Earnings Benefit Charge (maximum charge) [1]	0.50%
Optional AVO Charge (maximum charge for 5% credit)	0.75%
Highest Possible Total Separate Account Annual Expenses	2.60%

1 See Part 6.

Investment Options

The following information about renewals of your GROs differs from the information shown in Part 3 of this prospectus.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

The Added Value Option (AVO) was available on contracts issued before November 17, 2003. The Added Value Option (AVO) was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) Integrity Life credited from 1% up to 5% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, Integrity Life would have credited $1,500 to your Account Value.
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AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%
4%	0.60%	1.60%
5%	0.75%	1.75%

The dollar amount of the charge for the AVO is subject to a minimum and maximum quarterly amount. For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions, both then divided by four. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divide by four. First-year total contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%
4%	0.580%	0.728%
5%	0.725%	0.910%

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. Integrity Life intends to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.

If the Annuitant was age 0-75 on the Contract Date, all five options were available. If the Annuitant was age 76-79 only the 1%-3% options were available. At age 80 and above the AVO was not available.

The following Optional Death Benefits were available.
You may have elected any of the following options when the contract was purchased. These options may not be cancelled once the contract is issued. They may not be added after the contract is issued.

Option A - Highest Anniversary
For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
•your highest account value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or
•the standard contract Death Benefit.

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Option B - Roll Up (available prior to November 17, 2003)
For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
•your total contributions, minus any subsequent withdrawals (and associated charges), accumulated at an annual growth rate of 5% from the date of each contribution. The growth rate of 5% will stop accruing at the earlier of age 81 or when the accumulated amount reaches 200% of the sum of contributions minus any withdrawals (and associated charges); or
•the standard contract Death Benefit.

Option C - Greater of Highest Anniversary or Roll Up (available prior to November 17, 2003)
For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greatest of:
•the Death Benefit if Option A had been chosen; or
•the Death Benefit if Option B had been chosen; or
•the standard contract Death Benefit.

The fees for the optional death benefits are assessed quarterly for the life of the contract on the value of the Variable Account Options:

Option	Charge at annual Effective Rate	Total Separate Account Charges with Death Benefit Option and no other Optional Benefits
A	0.20%[1]	1.20%
B	0.30%	1.30%
C	0.35%	1.35%

1 Prior to 11/17/2003, the cost of Option A was 0.15%
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Touchstone Choice (Offered from May 3, 2004 to April 30, 2005)
For contracts issued under the name “Touchstone Choice,” the only Variable Account Options available are:

Fidelity VIP Government Money Market, Initial Class
Fidelity VIP Overseas, Service Class
Touchstone VST Bond, Class SC
Touchstone VST Common Stock, Class SC
Touchstone VST Balanced Fund, Class SC
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Appendix A Funds Available Under the Contract
The following is a list of the Funds currently available under the contract. You can also request this information at no cost by calling 1-800-325-8583 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 1 Adviser: Capital Research and Management Company	0.70%	-0.59%	3.96%	3.02%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 1 Adviser: Capital Research and Management Company	0.77%	14.68%	7.97%	N/A
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 1 Adviser: Capital Research and Management Company	0.92%	16.14%	19.39%	15.41%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.85%	21.69%	25.12%	19.44%
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The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.79%	23.80%	16.10%	15.14%
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds I.S. Managed Risk Asset Allocation, Class P2 1 Adviser: Capital Research and Management Company	0.90%	12.50%	8.94%	N/A
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 41 Adviser: Capital Research and Management Company	1.07%	4.63%	12.96%	8.41%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: N/A	1.05%	20.89%	25.03%	18.26%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.00%	6.42%	9.71%	7.68%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III 1, 2 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.81%	5.23%	6.11%	6.53%
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The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III 1,2 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.78%	-1.69%	3.60%	3.30%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 11 Adviser: Columbia Management Investment Advisers, LLC	0.83%	32.33%	13.01%	13.90%
The fund seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund, Class 2 1 Adviser: Columbia Management Investment Advisers, LLC	1.13%	28.80%	9.56%	11.67%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.68%	14.18%	11.39%	12.67%

The Portfolio seeks to obtain high total return with reduced risk over the long term.	Fidelity VIP Asset Manager Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.84%	9.68%	9.74%	8.37%
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The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.71%	17.99%	14.69%	12.37%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	-2.24%	N/A	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	27.51%	19.87%	16.35%
The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.82%	20.39%	10.19%	12.80%
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.76%	24.60%	11.68%	12.26%
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The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.38%	20.93%	N/A	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 3 Adviser: Fidelity Management & Research Company LLC	0.67%	5.60%	8.18%	7.40%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.71%	7.39%	9.36%	8.16%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.75%	9.26%	10.41%	8.98%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.78%	10.55%	11.24%	9.97%
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The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.82%	12.07%	12.48%	10.81%
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.23%	0.01%	0.93%	0.51%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	22.90%	25.98%	19.40%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.92%	4.29%	4.78%	5.36%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.35%	28.26%	18.05%	16.15%
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The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.42%	7.48%	N/A	N/A
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.64%	-0.90%	4.08%	3.29%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.86%	25.31%	13.32%	13.00%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	1.02%	19.39%	14.15%	10.55%
The Portfolio seeks total return.	Fidelity VIP Target Volatility Portfolio, Service Class 2 1 Adviser: Fidelity Management & Research Company LLC	0.93%	12.03%	9.63%	N/A
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The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.37%	25.38%	N/A	N/A

The fund seeks capital appreciation with current income as a secondary goal.	Franklin Growth and Income VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.84%	25.24%	12.92%	12.42%
The fund seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
The fund seeks capital appreciation.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.09%	15.28%	23.15%	16.92%
The fund seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
The fund seeks long-term total return.	Franklin Small Cap Value VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
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The fund seeks long-term capital growth.	Templeton Foreign VIP Fund, Class 2 1 Adviser: Templeton Investment Counsel, LLC	1.06%	4.16%	2.71%	4.00%
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%
The fund seeks long-term capital growth.	Templeton Growth VIP Fund, Class 2 Adviser: Templeton Global Advisors Limited	1.12%	4.87%	5.21%	7.36%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015) 1 Adviser: Guggenheim Investments	1.77%	2.60%	-1.33%	-1.51%
The fund seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015) Adviser: Guggenheim Investments	1.60%	4.93%	2.19%	2.89%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012) 1 Adviser: Guggenheim Investments	2.02%	7.39%	2.01%	2.38%
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The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.13%	27.62%	8.94%	10.65%
The fund seeks capital growth and income.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%

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The fund seeks high total return.	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	-1.96%	3.77%	3.82%
The fund seeks long-term capital appreciation	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%	2.95%	9.41%	5.38%
The fund seeks to provide above average current income and long-term capital appreciation.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc.	1.07%	39.44%	5.37%	7.94%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class 1 Adviser: Pacific Investment Management Company LLC (PIMCO)	1.335%	16.04%	8.45%	5.91%
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The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class 1 Adviser: Pacific Investment Management Company LLC (PIMCO)	1.03%	33.11%	5.61%	-1.98%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.01%	-2.05%	2.95%	N/A
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.755%	-4.88%	6.04%	4.08%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.75%	-1.03%	1.44%	1.49%
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The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	5.48%	5.23%	2.95%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.75%	-1.36%	3.83%	3.33%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.84%	10.98%	7.56%	N/A

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC 1, 4 Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	N/A	N/A	N/A
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The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.81%	-1.30%	3.81%	2.70%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.91%	27.57%	17.52%	15.19%

(1)The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) With respect to the BlackRock High Yield V.I. Fund Class III shares and the BlackRock Total Return V.I. Fund Class III shares, performance for certain time periods is that of Class I shares of the respective Fund (i.e., performance prior to February 15, 2012 for the BlackRock High Yield V.I. Fund and performance prior to August 14, 2012 for the BlackRock Total Return V.I. Fund).
(3) Available on contracts purchased before May 1, 2013.
(4) No performance figures are set forth for the Touchstone VST Balanced Fund Class SC because the SC share class did not yet have one full year of performance history as of December 31, 2021.

Expenses of the Funds above were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities and Touchstone Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.
AC2I - 126

DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN PORTFOLIO COMPANIES
IF YOU PARTICIPATE IN THE GLIA OR GMWB OPTIONAL BENEFITS, YOUR INVESTMENT OPTIONS ARE LIMITED – PLEASE SEE SECTION 6 OF THIS PROSPECTUS FOR DETAILS
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Appendix B Withdrawal Charge Examples
We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.any Free Withdrawal Amount (except in the case of a surrender);
2.contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
3.contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
4.any gain, interest or other amount that is not considered a contribution.

Example Assumptions

Expense assumptions assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal charge percentage applicable to the contribution:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

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$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.
AC2I - 129

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Appendix C Illustration of a Market Value Adjustment
The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:
•Contribution to a GRO - $50,000.00
•Guarantee Period - 7 Years
•Withdrawal - at the end of year three of the 7-year Guarantee Period
•No prior partial withdrawals or transfers
•Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period. After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we do not declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA factor would be: -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] – 1

The MVA is a reduction of $3,187.45 in the value of the GRO: -$3,187.45= -0.0551589 x $57,786.68

The Adjusted Account Value would be: $54,599.23= $57,786.68 - $3,187.45

A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:
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$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be: $51,099.23 = $57,786.68 – $3,187.45 – $3,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:

$5,778.67 = $57,786.68 x .10

The amount subject to a 7% withdrawal charge (non-free amount) would be: $14,221.33 = $20,000 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

- $784.43 = -0.0551589 x $14,221.33

The withdrawal charge would be: $1,129.47 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.07) a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

$21,913.90 = $20,000.00 + $784.43 + $1,129.47

The value remaining in the GRO after the withdrawal would be: $35,872.78 = $57,786.68 – $21,913.90

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO: $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be: $59,467.64 = $57,786.68 + $1,680.96

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A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:

$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be: $55,967.64 = $57,786.68 + $1,680.96 - $3,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 7% withdrawal charge) would first be determined as above:

    Free Amount = $ 5,778.67        Non-Free Amount = $14,221.33

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be: $1,039.29 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA)) / (1-.07) (a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

    $20,625.61 = $20,000 – $413.68 + $1,039.29

The value remaining in the GRO after the withdrawal would be: $37,161.07 = $57,786.68 – $20,625.61

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

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Appendix D Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner’s beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant’s beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

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Appendix E-1 Illustration of Guaranteed Lifetime Income Advantage
The following examples demonstrate how the Rider works (for elections of the Rider beginning on May 2, 2022), based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals, have been taken, an additional contribution has been made, and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$104,500	$3,750 (C)	$103,750 (C)	$104,500 (D)	$104,500
2	56	53	$0	N/A	$0	$0	$106,590	$3,750 (C)	$107,500 (C)	$106,590 (D)	$107,500
3	57	54	$0	N/A	$0	$0	$110,854	$3,750 (C)	$111,250 (C)	$110,854 (D)	$111,250
4	58	55	$0	N/A	$0	$0	$114,190	$3,750 (C)	$115,000 (C)	$114,190 (D)	$115,000
5	59	56	$0	N/A	$0	$0	$111,906	$3,750 (C)	$118,750 (C)	$114,190	$118,750
6	60	57	$0	N/A	$0	$0	$111,906	$3,750 (C)	$122,500 (C)	$114,190	$122,500
7	61	58	$0	N/A	$0	$0	$107,430	$3,750 (C)	$126,250 (C)	$114,190	$126,250
8	62	59	$0	N/A	$5,000 (E)	$5,761 (E)	$104,579	$0	$120,489 (E)	$108,430 (E)	$120,489
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9	63	60	$0	$4,518 (F)	$4,518	$0	$100,060	$0	$120,489	$108,430	$120,489
10	64	61	$10,000 (G)	$4,893 (G)	$4,893	$0	$102,966	$0	$130,489 (G)	$118,430 (G)	$130,489
11	65	62	$0	$4,893	$4,893	$0	$99,102	$0	$130,489	$118,430	$130,489
12	66	63	$0	$4,893	$4,893	$0	$90,245	$0	$130,489	$118,430	$130,489
13	67	64	$0	$4,893	$4,893	$0	$87,156	$0	$130,489	$118,430	$130,489
14	68	65	$0	$4,893	$5,669 (H)	$1,218 (H)	$82,359	$0	$129,271 (H)	$117,212 (H)	$129,271
15	69	66	$0	$4,848 (H)	$4,848	$0	$78,334	$0	$129,271	$117,212	$129,271
16	70	67	$0	$4,848	$4,848	$0	$76,620	$0	$129,271	$117,212	$129,271
17	71	68	$0	$4,848	$4,848	$0	$72,539	$0	$129,271	$117,212	$129,271
18	72	69	$0	$4,848	$4,848	$0	$66,240	$0	$129,271	$117,212	$129,271
19	73	70	$0	$4,848	$4,848	$0	$58,081	$0	$129,271	$117,212	$129,271
20	74	71	$0	$4,848	$4,848	$0	$55,556	$0	$129,271	$117,212	$129,271
21	75	72	$0	$4,848	$4,848	$0	$50,153	$0	$129,271	$117,212	$129,271
22	76	73	$0	$4,848	$4,848	$0	$46,810	$0	$129,271	$117,212	$129,271
23	77	74	$0	$4,848	$4,848	$0	$43,366	$0	$129,271	$117,212	$129,271
24	78	75	$0	$4,848	$4,848	$0	$36,784	$0	$129,271	$117,212	$129,271
25	79	76	$0	$4,848	$4,848	$0	$30,097	$0	$129,271	$117,212	$129,271
26	80	77	$0	$4,848	$4,848	$0	$24,347	$0	$129,271	$117,212	$129,271
27	81	78	$0	$4,848	$4,848	$0	$20,716	$0	$129,271	$117,212	$129,271
28	82	79	$0	$4,848	$4,848	$0	$16,490	$0	$129,271	$117,212	$129,271
29	83	80	$0	$4,848	$4,848	$0	$11,313	$0	$129,271	$117,212	$129,271
30	84	81	$0	$4,848	$4,848	$0	$6,126	$0	$129,271	$117,212	$129,271
31	85	82	$0	$4,848	$4,848	$0	$1,094	$0	$129,271	$117,212	$129,271
32	86	83	$0	$4,848 (I)	$4,848	$0	$0	$0	$129,271	$117,212	$129,271
33+	87	84	$0	$4,848	$4,848	$0	$0	$0	$129,271	$117,212	$129,271

* APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

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(C) A Bonus was added to the Bonus Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 3.750% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•3.75% (Bonus Percentage) X $100,000 (total contributions) – 3.75% (Bonus Percentage) X $0 (total withdrawals) = $3,750 Bonus amount. This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000 + $3,750 = $103,750; the Bonus Base after the Bonus in Contract Year 2 is $103,750 + $3,750 = $107,500; the Bonus Base after the Bonus in Contract Year 3 is $107,500 + $3,750 = $111,250; the Bonus Base after the Bonus in Contract Year 4 is $111,250 + $3,750 = $115,000; the Bonus Base after the Bonus in Contract Year 5 is $115,000 + $3,750 = $118,750; the Bonus Base after the Bonus in Contract Year 6 is $118,750 + $3,750 = $122,500; the Bonus Base after the Bonus in Contract Year 7 is $122,500 + $3,750 = $126,250.

(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $109,579, equal to the Account Value after withdrawal ($104,579) plus the withdrawal amount ($5,000). It is calculated as follows:

•$5,000 (Nonguaranteed Withdrawal amount) x 1.1521 ($126,250 Payment Base divided by $109,579 Account Value) = $5,761 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•$126,500 Bonus Base – $5,761 Adjusted Nonguaranteed Withdrawal amount = $120,489 Bonus Base after the Nonguaranteed Withdrawal
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•$114,190 Step-Up Base - $5,761 Adjusted Nonguaranteed Withdrawal amount = $108,430 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•3.75% (Withdrawal Percentage) X $120,489 (Payment Base) =$4,518 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•$120,489 Bonus Base + $10,000 additional contribution amount = $130,489 Bonus Base after the additional contribution.

•$108,430 Step-Up Base + $10,000 additional contribution amount = $118,430 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•3.75% (Withdrawal Percentage) X $130,489 (Payment Base) =$4,893 (LPA)

(H) In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($5,669 amount withdrawn - $4,893 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $83,135, equal to the Account Value after withdrawal ($82,359) plus the withdrawal amount ($776). It is calculated as follows:

•$776 (Nonguaranteed Withdrawal amount) x 1.5696 ($130,489 Payment Base divided by $83,135 Account Value) = $1,218 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•$130,489 Bonus Base - $1,218 Adjusted Nonguaranteed Withdrawal amount = $129,271 Bonus Base after the Nonguaranteed Withdrawal.

•$118,430 Step-Up Base - $1,218 Adjusted Nonguaranteed Withdrawal amount = $117,212 Step-Up Base after the Nonguaranteed Withdrawal
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The LPA is recalculated after the withdrawal as 3.75% of the Payment Base after the withdrawal: $129,271 x 3.75% = $4,848.

(I) In Contract Year 32, the Account Value is reduced to zero; however the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Annuitant’s age on date GLIA Rider is purchased = 55
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-7, 9-13
•Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,547
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$3,750 (C)	$103,750 (C)	$100,000 (D)	$103,750
2	56		N/A	$0	$0	$98,010	$3,750 (C)	$107,500 (C)	$100,000	$107,500
3	57		N/A	$0	$0	$95,070	$3,750 (C)	$111,250 (C)	$100,000	$111,250
4	58		N/A	$0	$0	$92,218	$3,750 (C)	$115,000 (C)	$100,000	$115,000
5	59		N/A	$0	$0	$91,295	$3,750 (C)	$118,750 (C)	$100,000	$118,750
6	60		$4,453 (E)	$4,453 (E)	$0	$87,755	$0	$118,750	$100,000	$118,750
7	61		$4,453	$4,453	$0	$84,180	$0	$118,750	$100,000	$118,750
8	62		$4,453	$25,000 (F)	$30,284 (F)	$60,021	$0	$88,466 (F)	$69,716 (F)	$88,466
9	63		$3,317 (F)	3,317	$0	$56,104	$0	$88,466	$69,716	$88,466
10	64		$3,317	$3,317	$0	$52,225	$0	$88,466	$69,716	$88,466
11	65		$3,317	$3,317	$0	$46,297	$0	$88,466	$69,716	$88,466
12	66		$3,317	$3,317	$0	$43,442	$0	$88,466	$69,716	$88,466
13	67		$3,317	$3,317	$0	$40,125	$0	$88,466	$69,716	$88,466
14	68		$3,317	$40,125 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0

AC2I - 141

* APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 3.75% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•3.75% (Bonus Percentage) X $100,000 (total contributions) - 3.75% (Bonus Percentage) X $0 (total withdrawals) = $3,750 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000 + $3,750 = $103,750; the Bonus Base after the Bonus in Contract Year 2 is $103,750 + $3,750 = $107,500; the Bonus Base after the Bonus in Contract Year 3 is $107,500 + $3,750 = $111,250; the Bonus Base after the Bonus in Contract Year 4 is $111,250 + $3,750 = $115,000; the Bonus Base after the Bonus in Contract Year 5 is $115,000 + $3,750 = $118,750.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•3.75% (Withdrawal Percentage) X $128,750 (Payment Base) = $4,453 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,547 ($25,000 amount withdrawn - $4,453 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $80,568, equal to the Account Value after withdrawal ($60,021) plus the Nonguaranteed Withdrawal amount ($20,547). It is calculated as follows:

AC2I - 142

•$20,547 (Nonguaranteed Withdrawal amount) x 1.4739 ($118,750 Payment Base divided by $80,568 Account Value) = $30,284 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•$118,750 Bonus Base - $30,284 Adjusted Nonguaranteed Withdrawal amount = $88,466 Bonus Base after the Nonguaranteed Withdrawal
•$100,000 Step-Up Base - $30,284 Adjusted Nonguaranteed Withdrawal amount = $69,716 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 3.75% of the Payment Base after the withdrawal: $88,466 x 3.75% = $3,317.

(G) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

AC2I - 143

Appendix E-2 Illustration of Guaranteed Lifetime Income Advantage Plus
The following examples demonstrate how the Rider works (for elections of the Rider beginning on May 2, 2022), based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made, and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Primary Annuitant’s age on the Contract Date = 55; Spousal Annuitant’s age on the Contract Date = 52
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$6,000 (C)	$106,000 (C)	$107,500 (D)	$107,500
2	56	53	$0	N/A	$0	$0	$109,650	$6,000 (C)	$112,000 (C)	$109,650 (D)	$112,000
3	57	54	$0	N/A	$0	$0	$114,036	$6,000 (C)	$118,000 (C)	$114,036 (D)	$118,000
4	58	55	$0	N/A	$0	$0	$117,468	$6,000 (C)	$124,000 (C)	$117,468 (D)	$124,000
5	59	56	$0	N/A	$0	$0	$115,119	$6,000 (C)	$130,000 (C)	$117,468	$130,000
6	60	57	$0	N/A	$0	$0	$115,119	$6,000 (C)	$136,000 (C)	$117,468	$136,000
7	61	58	$0	N/A	$0	$0	$110,514	$6,000 (C)	$142,000 (C)	$117,468	$142,000
8	62	59	$0	N/A	$5,000 (E)	$6,299 (E)	$107,725	$0	$135,701 (E)	$111,170 (E)	$135,701
AC2I - 144

9	63	60	$0	$4,275 (F)	$4,275	$0	$103,450	$0	$135,701	$111,170	$135,701
10	64	61	$10,000 (G)	$4,590 (G)	$4,590	$0	$106,591	$0	$145,701 (G)	$121,170 (G)	$145,701
11	65	62	$0	$4,590	$4,590	$0	$103,068	$0	$145,701	$121,170	$145,701
12	66	63	$0	$4,590	$4,590	$0	$94,355	$0	$145,701	$121,170	$145,701
13	67	64	$0	$4,590	$4,590	$0	$91,653	$0	$145,701	$121,170	$145,701
14	68	65	$0	$4,590	$5,366 (H)	$1,285 (H)	$87,204	$0	$144,416 (H)	$119,885 (H)	$144,416
15	69	66	$0	$4,549 (H)	$4,549	$0	$83,527	$0	$144,416	$119,885	$144,416
16	70	67	$0	$4,549	$4,549	$0	$82,319	$0	$144,416	$119,885	$144,416
17	71	68	$0	$4,549	$4,549	$0	$78,593	$0	$144,416	$119,885	$144,416
18	72	69	$0	$4,549	$4,549	$0	$72,472	$0	$144,416	$119,885	$144,416
19	73	70	$0	$4,549	$4,549	$0	$64,299	$0	$144,416	$119,885	$144,416
20	74	71	$0	$4,549	$4,549	$0	$62,322	$0	$144,416	$119,885	$144,416
21	75	72	$0	$4,549	$4,549	$0	$57,150	$0	$144,416	$119,885	$144,416
22	76	73	$0	$4,549	$4,549	$0	$54,315	$0	$144,416	$119,885	$144,416
23	77	74	$0	$4,549	$4,549	$0	$51,395	$0	$144,416	$119,885	$144,416
24	78	75	$0	$4,549	$4,549	$0	$44,790	$0	$144,416	$119,885	$144,416
25	79	76	$0	$4,549	$4,549	$0	$38,002	$0	$144,416	$119,885	$144,416
26	80	77	$0	$4,549	$4,549	$0	$32,313	$0	$144,416	$119,885	$144,416
27	81	78	$0	$4,549	$4,549	$0	$29,379	$0	$144,416	$119,885	$144,416
28	82	79	$0	$4,549	$4,549	$0	$25,711	$0	$144,416	$119,885	$144,416
29	83	80	$0	$4,549	$4,549	$0	$20,648	$0	$144,416	$119,885	$144,416
30	84	81	$0	$4,549	$4,549	$0	$15,480	$0	$144,416	$119,885	$144,416
31	85	82	$0	$4,549	$4,549	$0	$10,466	$0	$144,416	$119,885	$144,416
32	86	83	$0	$4,549	$4,549	$0	$5,603	$0	$144,416	$119,885	$144,416
33	87	84	$0	$4,549	$4,549	$0	$1,166	$0	$144,416	$119,885	$144,416
34+	88	85	$0	$4,549 (I)	$4,549	$0	$0	$0	$144,416	$119,885	$144,416

*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 6.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.
AC2I - 145

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•6.00% (Roll-Up Percentage) X $100,000 (total contributions) – 6.00% (Roll-Up Percentage) X $0 (total withdrawals) = $6,000 Roll-Up amount. This calculation is the same in each of the 7 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000 + $6,000 = $106,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $106,000 + $6,000 = $112,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $112,000 + $6,000 = $118,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $118,000 + $6,000 = $124,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $124,000 + $6,000 = $130,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $130,000 + $6,000 = $136,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $136,000 + $6,000 = $142,000.

(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($106,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $112,725, equal to the Account Value after withdrawal ($107,725) plus the withdrawal amount ($5,000). It is calculated as follows:

•$5,000 (Nonguaranteed Withdrawal amount) x 1.2597 ($142,000 Benefit Base divided by $112,725 Account Value) = $6,299 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•$142,000 Roll-Up Base – $6,299 Adjusted Nonguaranteed Withdrawal amount = $135,701 Roll-Up Base after the Nonguaranteed Withdrawal

•$117,468 Step-Up Base - $6,299 Adjusted Nonguaranteed Withdrawal amount = $111,170 Step-Up Base after the Nonguaranteed Withdrawal
AC2I - 146

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:

•3.50% (Withdrawal Percentage) X $135,701 (Benefit Base) X 90% (Spousal Factor) =$4,275 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.

•$135,701 Roll-Up Base + $10,000 additional contribution amount = $145,701 Roll-Up Base after the additional contribution.

•$111,170 Step-Up Base + $10,000 additional contribution amount = $121,170 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:

•3.50% (Withdrawal Percentage) X $145,701 (Benefit Base) X 90% (Spousal Factor) = $4,590 (LPA)

(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($5,366 amount withdrawn - $4,590 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $87,980 equal to the Account Value after withdrawal ($87,204) plus the Nonguaranteed Withdrawal amount ($776). It is calculated as follows:

•$776 (Nonguaranteed Withdrawal amount) x 1.6561 ($145,701 Benefit Base divided by $87,980 Account Value) = $1,285 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•$145,701 Roll-Up Base - $1,285 Adjusted Nonguaranteed Withdrawal amount = $144,416 Roll-Up Base after the Nonguaranteed Withdrawal.

•$121,170 Step-Up Base - $1,285 Adjusted Nonguaranteed Withdrawal amount = $119,885 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 3.50%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $144,416 x 3.50% x 90% = $4,549.
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(I) In Contract Year 34, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

AC2I - 148

Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Annuitant’s age on the Contract Date = 59
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-11 and 13
•Nonguaranteed Withdrawal in Contract Year 12 in the amount of $19,512
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.
AC2I - 149

Contract Year	Annuitant's Age on the APD *	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on the APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at the end of the APD (B)
1	59	100,000	N/A	$0	$0	$99,000	$6,000 (C)	$106,000 (C)	$100,000 (D)	$106,000
2	60		N/A	$0	$0	$98,010	$6,000 (C)	$112,000 (C)	$100,000	$112,000
3	61		N/A	$0	$0	$95,070	$6,000 (C)	$118,000 (C)	$100,000	$118,000
4	62		N/A	$0	$0	$92,218	$6,000 (C)	$124,000 (C)	$100,000	$124,000
5	63		N/A	$0	$0	$91,295	$6,000 (C)	$130,000 (C)	$100,000	$130,000
6	64		$4,550 (E)	$4,550 (E)	$0	$99,408	$0	$130,000	$100,000	$130,000
7	65		$4,550	$4,550	$0	$115,482	$0	$130,000	$115,482 (F)	$130,000
8	66		$4,550	$4,550	$0	$128,317	$0	$130,000	$128,317	$130,000
9	67		$5,488 (G)	5,488	$0	$137,205	$0	$130,000	$137,205 (G)	$137,205 (G)
10	68		$4,835	$4,835	$0	$120,890	$0	$130,000	$138,143	$138,143
11	69		$4,835	$4,835	$0	$99,349	$0	$130,000	$138,143	$138,143
12	70		$4,835	$25,000 (H)	$45,252	$41,393	$0	$84,748 (H)	$92,891 (H)	$92,891
13	71		$3,251 (H)	$3,251	$0	$35,727	$0	$84,748	$92,891	$92,891
14	72		$3,251	$35,727 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0

*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 6.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

AC2I - 150

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•6.00% (Roll-Up Percentage) X $100,000 (total contributions) – 6.00% (Roll-Up Percentage) X $0 (total withdrawals) = $6,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000 + $6,000 = $106,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $106,000 + $6,000 = $112,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $112,000 + $6,000 = $118,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $118,000 + $6,000 = $124,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $124,000 + $6,000 = $130,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:

•3.50% (Withdrawal Percentage) X $130,000 (Benefit Base) = $4,550 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1 ($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($128,317). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($130,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. The LPA is recalculated as:

•3.50% (Withdrawal Percentage) X $138,143 (Benefit Base) = $4,835 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $20,165 ($25,000 amount withdrawn - $4,835 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $61,559 equal to the Account Value after withdrawal ($41,393) plus the Nonguaranteed Withdrawal amount ($20,165). It is calculated as follows:
•$20,165 (Nonguaranteed Withdrawal amount) x 2.2441 ($138,143 Benefit Base divided by $61,559 Account Value) = $45,252 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.
AC2I - 151

•$130,000 Roll-Up Base - $45,252 Adjusted Nonguaranteed Withdrawal amount = $84,748 Roll-Up Base after the Nonguaranteed Withdrawal
•$138,143 Step-Up Base - $45,252 Adjusted Nonguaranteed Withdrawal amount = $92,891 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 3.50% of the Benefit Base after the withdrawal: $92,288 x 3.50% = $3,251.

(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

AC2I - 152

Appendix F Illustration of Enhanced Earnings Benefit (EEB)
Example 1 - The following is a hypothetical example of how the EEB works:

Assumptions:
•Annuitant was age 60 on the Contract Date (40% EEB benefit)
•Initial contribution = $100,000
•No additional contributions
•No withdrawals
•Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on the assumptions stated above:
•The gain in the contract is $25,000 ($125,000-$100,000 =$25,000)
•Benefit paid would be $10,000 ($25,000 x 40%)

Example 2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:
•Annuitant was age 60 on the Contract Date (40% EEB benefit)
•Initial contribution = $50,000
•No additional contributions
•No withdrawals
•Hypothetical Account Value at the time the Death Benefit is calculated = $60,000
•Account Value on the 7th Contract Anniversary = $70,000
•Death occurred after the 7th Contract Anniversary

Based on these assumptions:
•the gain in the contract is $10,000 ($60,000 – $50,000);

•the EEB is $4,000 (40% x $10,000); and thus

•the total payment to the beneficiaries is $74,000 ($70,000 + $4,000).

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Additional information about the annuity contract described in this prospectus and Separate Account I of Integrity Life Insurance Company (the “Separate Account”) is contained in the Statement of Additional Information (“SAI”) dated May 2, 2022 (as updated August 1, 2022), which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.
The SAI is available without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-325-8583.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier numbers:

Class/Contract C000002829	AnnuiChoice Flexible Premium Variable Annuity
Class/Contract C000034990	AnnuiChoice II

AC2I - 155

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2022 (as updated August 1, 2022)

AnnuiChoice® II (includes AnnuiChoice)
Deferred Flexible Premium Variable Annuity
Issued By Integrity Life Insurance Company
Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 2, 2022 (as updated August 1, 2022).

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583. All non-principal risks associated with the contract are disclosed in the prospectus.

General Information and History
Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.
Administration and Distribution of the Contracts
Administration
Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into a Service Agreement with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian
Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from Integrity for underwriting its variable annuities was $5,895,15 in 2021, $3,974,508 in 2020, and $4,673,764 in 2019. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial LLC

Performance Data and Illustrations
We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

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Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage (GLIA) Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the standard death benefit and the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
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Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.
Distributions From Tax-Favored Qualified Retirement Programs
Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
11)    distributions made on account of an IRS levy upon a qualified contract; and
12)    distributions from an eligible retirement plan (including an IRA) of up to $5,000 made to you with respect to any qualified birth or adoption.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus
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interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, generally must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal, or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans, which may be funded by the Contract, is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2021, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000. You should not
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consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

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Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2021
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account I of Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of Integrity Life Insurance Company (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 18, 2022

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Appendix A
Subaccounts comprising Separate Account I of Integrity Life Insurance Company

Subaccounts	Statement of operations	Statements of changes in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. The Bond Fund of America (formerly, American Funds I.S. Bond Fund)
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP - Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP - Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market

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Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Non-Affiliated Service Class:	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Bond Index Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

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Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Rydex Variable Trust (Guggenheim Variable Insurance Funds)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund
iShares Trust
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® 5-10 Year Investment Grade Corporate Bond ETF
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

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Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Pimco Variable Insurance Trust	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

Invesco (AIM) Variable Insurance Funds	For the year ended December 31, 2021	For the year ended December 31, 2021 and for the period from April 30, 2020 (commencement of operations) through December 31, 2020
Non-Affiliated Class 2:
Invesco V.I. Discovery Mid Cap Growth Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II)

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Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Invesco (AIM) Variable Insurance Funds	N/A	For the period from January 1, 2020 through April 29, 2020
Non-Affiliated Class 2:
Invesco V.I. Mid Cap Growth Fund

Touchstone Variable Series Trust	For the period from January 1, 2021 through April 16, 2021	For the period January 1, 2021 through April 16, 2021 and for the year ended December 31, 2020
Affiliated Service Class:
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Balanced Fund	For the period from April 17, 2021 (commencement of operations) through December 31, 2021

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Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2021

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Balanced Fund (b)	$32,061,743	$1	$32,061,744	$10.68	to	$10.80	2,986,033
Touchstone VST Bond Fund	15,743,613	6	15,743,619	10.64	to	10.92	1,472,438
Touchstone VST Common Stock Fund	36,861,845	(1)	36,861,844	16.42	to	16.86	2,229,256
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,405,582	2	2,405,584	29.19	to	47.42	62,372
Fidelity VIP Overseas Portfolio	1,897,598	3	1,897,601	15.55	to	58.40	41,133
Fidelity VIP Equity-Income Portfolio	9,651,154	(2)	9,651,152	39.17	to	135.64	99,788
Fidelity VIP Growth Portfolio	9,443,404	3	9,443,407			294.60	32,055
Fidelity VIP High Income Portfolio	457,594	—	457,594			33.02	13,857
Fidelity VIP Asset Manager Portfolio	3,291,927	1	3,291,928			75.36	43,685
Fidelity VIP Contrafund® Portfolio	16,974,912	—	16,974,912	79.76	to	162.17	137,424
Fidelity VIP Index 500 Portfolio	6,691,956	(4)	6,691,952	34.46	to	121.35	114,940
Fidelity VIP Investment Grade Bond Portfolio	2,200,737	(4)	2,200,733	13.18	to	46.29	89,529
Fidelity VIP Government Money Market	7,052,135	2	7,052,137	9.05	to	10.08	740,946
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	251,442	(1)	251,441			31.41	8,005
Fidelity VIP Growth Portfolio	758,617	—	758,617	46.51	to	48.31	16,150
Fidelity VIP High Income Portfolio	77,666	—	77,666			18.16	4,277
Fidelity VIP Asset Manager Portfolio	3,975	—	3,975			23.31	171
Fidelity VIP Contrafund® Portfolio	1,003,528	—	1,003,528			58.30	17,213
Fidelity VIP Balanced Portfolio	172,786	1	172,787			33.63	5,137
Fidelity VIP Mid Cap Portfolio	3,110,428	—	3,110,428	99.59	to	103.62	30,919
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	2,025,149	2	2,025,151	18.75	to	27.03	91,722
Fidelity VIP Balanced Portfolio	10,852,327	(4)	10,852,323	26.43	to	39.50	344,185
Fidelity VIP Bond Index Portfolio	5,670,248	(1)	5,670,247	10.31	to	10.46	545,492
Fidelity VIP Contrafund® Portfolio	43,079,118	(4)	43,079,114	34.74	to	62.73	1,029,321
Fidelity VIP Disciplined Small Cap Portfolio	2,620,119	(1)	2,620,118	23.48	to	32.03	106,084
Fidelity VIP Equity-Income Portfolio	4,989,664	(1)	4,989,663	20.08	to	34.49	196,800
Fidelity VIP Extended Market Index Portfolio	73,230	1	73,231	14.37	to	14.57	5,040
Fidelity VIP Freedom 2010 Portfolio	372,462	—	372,462	17.12	to	20.06	21,124
Fidelity VIP Freedom 2015 Portfolio	796,362	1	796,363	18.05	to	21.16	43,132
Fidelity VIP Freedom 2020 Portfolio	5,276,571	—	5,276,571	18.64	to	21.85	276,880
Fidelity VIP Freedom 2025 Portfolio	7,432,989	1	7,432,990	20.10	to	23.57	357,507
Fidelity VIP Freedom 2030 Portfolio	1,071,602	2	1,071,604	20.63	to	25.03	50,659
Fidelity VIP Growth Portfolio	22,708,406	(3)	22,708,403	42.29	to	62.06	472,793
Fidelity VIP High Income Portfolio	2,009,553	(5)	2,009,548	15.46	to	24.01	105,815
Fidelity VIP Index 500 Portfolio	51,956,662	—	51,956,662	32.10	to	47.36	1,556,852
Fidelity VIP International Index Portfolio	1,257,059	1	1,257,060	12.22	to	12.39	101,998
Fidelity VIP Investment Grade Bond Portfolio	34,168,592	2	34,168,594	12.82	to	20.48	2,276,152
Fidelity VIP Mid Cap Portfolio	8,567,426	1	8,567,427	27.48	to	65.07	222,465
Fidelity VIP Overseas Portfolio	2,986,042	(2)	2,986,040	15.00	to	30.24	156,292
Fidelity VIP Target Volatility Portfolio	4,658,414	(2)	4,658,412	15.70	to	16.49	294,303
Fidelity VIP Total Market Index Portfolio	2,148,535	2	2,148,537	15.70	to	15.92	135,704
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	2,120,624	1	2,120,625	25.70	to	27.63	80,135
Franklin Growth and Income VIP Fund	1,495,536	—	1,495,536	39.25	to	40.24	38,100
Franklin Income VIP Fund	3,939,856	(2)	3,939,854	32.90	to	33.74	119,589
JP Morgan IT Mid Cap Value	476,040	2	476,042	32.93	to	49.95	10,384
Morgan Stanley VIF Emerging Markets Debt Portfolio	250,161	(2)	250,159	17.98	to	30.59	8,689
Morgan Stanley VIF U.S. Real Estate Portfolio	1,471,997	1	1,471,998	19.12	to	56.43	31,665
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	7,605,710	(1)	7,605,709	15.13	to	15.88	498,326
Columbia VP – Small Cap Value Fund	3,427,024	—	3,427,024	27.81	to	39.83	91,823
Franklin Growth and Income VIP Fund	8,538,572	—	8,538,572	22.28	to	40.02	286,364
Franklin Income VIP Fund	18,035,042	(1)	18,035,041	17.23	to	33.55	848,979
Franklin Large Cap Growth VIP Fund	8,540,364	(5)	8,540,359	34.32	to	57.09	204,356
Franklin Mutual Shares VIP Fund	23,077,926	2	23,077,928	15.63	to	31.95	1,262,421
Franklin Small Cap Value VIP Fund	2,264,371	3	2,264,374	23.48	to	30.05	93,117
Invesco V.I. American Franchise Fund	3,694,984	(1)	3,694,983	39.35	to	62.73	88,349
Invesco V.I. American Value Fund	12,165,254	4	12,165,258	23.05	to	26.36	502,760
Invesco V.I. Comstock Fund	12,527,653	(1)	12,527,652	21.93	to	43.44	509,607
Invesco V.I. International Growth Fund	4,972,543	(1)	4,972,542	15.19	to	16.21	319,164

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2021

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco V.I. Discovery Mid Cap Growth Series II (a)	$2,862,144	$1	$2,862,145	$17.32	to	$17.48	164,688
Templeton Foreign VIP Fund	9,355,938	(4)	9,355,934	9.87	to	22.58	814,883
Templeton Global Bond VIP Fund	2,691,553	(1)	2,691,552	8.18	to	8.62	326,530
Templeton Growth VIP Fund	2,505,999	(4)	2,505,995	11.77	to	25.22	135,340
Morgan Stanley VIF Emerging Markets Debt Portfolio	767,357	(1)	767,356	13.12	to	26.78	45,666
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,174,742	2	2,174,744	10.56	to	46.15	132,814
Morgan Stanley VIF U.S. Real Estate Portfolio	4,507,187	2	4,507,189	14.46	to	43.77	279,323
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	21,472,379	5	21,472,384	38.36	to	40.94	549,801
BlackRock Global Allocation V.I. Fund	1,733,884	1	1,733,885	15.91	to	16.97	105,826
BlackRock High Yield V.I. Fund	983,137	—	983,137	13.20	to	13.62	73,250
BlackRock Total Return V.I. Fund	2,104,741	(1)	2,104,740	10.86	to	11.21	192,937
TOPS® Managed Risk Moderate Growth ETF Portfolio	3,460,169	(1)	3,460,168	13.51	to	14.24	252,363
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	2,763,100	—	2,763,100	11.03	to	11.38	248,309
American Funds I.S. Capital Income Builder Fund	1,366,100	2	1,366,102	12.91	to	13.40	104,918
American Funds I.S. Global Growth Fund	13,726,704	4	13,726,708	24.40	to	25.63	557,141
American Funds I.S. Growth Fund	18,011,874	(2)	18,011,872	35.42	to	37.20	501,068
American Funds I.S. Growth-Income Fund	22,187,912	(3)	22,187,909	24.05	to	25.26	913,097
American Funds I.S. New World Fund	2,496,995	4	2,496,999	15.54	to	16.32	156,719
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	476,014	(1)	476,013	42.15	to	45.23	10,797
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	2,254,142	(2)	2,254,140	24.48	to	42.82	74,150
Advisor Class:
PIMCO VIT All Asset Portfolio	691,098	2	691,100	15.83	to	17.98	40,675
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	83,953	1	83,954	10.97	to	11.32	7,464
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,871,122	—	1,871,122	5.08	to	7.18	355,744
PIMCO VIT Long-Term U.S. Government Portfolio	361,387	—	361,387	12.21	to	12.87	28,953
PIMCO VIT Low Duration Portfolio	10,477,194	4	10,477,198	10.23	to	11.89	936,679
PIMCO VIT Real Return Portfolio	904,520	2	904,522	12.61	to	14.95	64,078
PIMCO VIT Total Return Portfolio	50,357,556	(1)	50,357,555	12.40	to	15.57	3,377,489
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	361,267	(2)	361,265	6.13	to	7.85	57,685
Guggenheim VT Multi-Hedge Strategies Fund	231,662	(1)	231,661	9.33	to	12.22	23,518
Guggenheim VT Long Short Equity Fund	119,867	(2)	119,865	12.08	to	15.15	9,254
ETF Shares:
iShares® Core S&P 500 ETF	105,876,121	1	105,876,122	28.12	to	97.61	1,202,053
iShares® Core S&P Mid-Cap ETF	29,948,895	(1)	29,948,894	25.88	to	77.09	422,370
iShares® Core S&P Small-Cap ETF	15,706,475	(1)	15,706,474	25.10	to	80.91	212,255
iShares® Core U.S. Aggregate Bond ETF	1,858,248	(3)	1,858,245	24.75	to	29.27	72,299
iShares® iBoxx $ High Yield Corporate Bond ETF	891,183	(2)	891,181	25.08	to	36.73	26,084
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	1,474,130	(1)	1,474,129	24.72	to	31.93	52,105
iShares® International Treasury Bond ETF	13,544,183	—	13,544,183	20.86	to	23.34	634,333
iShares® S&P 500 Growth ETF	11,422,310	—	11,422,310	30.22	to	122.55	105,661
iShares® S&P 500 Value ETF	4,151,515	1	4,151,516	25.87	to	71.95	61,875
iShares® TIPS Bond ETF	201,414	1	201,415	25.14	to	30.99	7,359
Vanguard® Developed Markets Index Fund, ETF Shares	14,485,654	(1)	14,485,653	24.48	to	45.55	345,590
Vanguard® Dividend Appreciation Index Fund, ETF Shares	2,519,601	(3)	2,519,598	27.53	to	84.16	34,887
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	572,063	(1)	572,062	22.80	to	33.46	18,882
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	244,138	2	244,140	24.71	to	35.42	7,730
Vanguard® Large-Cap Index Fund, ETF Shares	2,482,673	—	2,482,673	28.02	to	97.45	27,340
Vanguard® Mega Cap Index Fund, ETF Shares	298,473	—	298,473	28.16	to	100.30	3,122
Vanguard® Real Estate Index Fund, ETF Shares	1,163,384	—	1,163,384	28.41	to	66.96	19,426
Vanguard® Short-Term Bond Index Fund, ETF Shares	339,122	1	339,123	22.36	to	24.69	15,085
Vanguard® Total Bond Market Index Fund, ETF Shares	100,074,701	—	100,074,701	24.76	to	29.39	3,879,198

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$191,606	$60,175	$131,431	$3,622,068	$397,753	$(2,960,471)	$1,059,350	$1,190,781
Touchstone VST Balanced Fund (b)	70,155	323,186	(253,031)	136,725	359,333	1,811,846	2,307,904	2,054,873
Touchstone VST Bond Fund	371,874	231,972	139,902	101,694	86,069	(753,659)	(565,896)	(425,994)
Touchstone VST Common Stock Fund	140,628	522,173	(381,545)	2,652,177	1,174,910	5,163,386	8,990,473	8,608,928
Touchstone VST Conservative ETF Fund (c)	152,700	33,660	119,040	190,079	480,741	(574,391)	96,429	215,469
Touchstone VST Moderate ETF Fund (c)	143,649	36,008	107,641	(120,755)	427,225	74,610	381,080	488,721
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	21,704	31,908	(10,204)	85,214	171,223	114,222	370,659	360,455
Fidelity VIP Overseas Portfolio	9,615	24,763	(15,148)	72,525	136,639	112,420	321,584	306,436
Fidelity VIP Equity-Income Portfolio	174,986	127,045	47,941	172,255	1,025,354	678,424	1,876,033	1,923,974
Fidelity VIP Growth Portfolio	—	122,897	(122,897)	558,562	1,855,932	(546,989)	1,867,505	1,744,608
Fidelity VIP High Income Portfolio	24,159	6,006	18,153	(166)	—	(5,271)	(5,437)	12,716
Fidelity VIP Asset Manager Portfolio	52,444	44,481	7,963	53,495	17,934	185,386	256,815	264,778
Fidelity VIP Contrafund® Portfolio	10,645	224,999	(214,354)	899,503	2,019,152	1,127,668	4,046,323	3,831,969
Fidelity VIP Index 500 Portfolio	78,900	87,665	(8,765)	443,962	49,148	1,034,702	1,527,812	1,519,047
Fidelity VIP Investment Grade Bond Portfolio	46,545	31,493	15,052	24,756	63,516	(154,409)	(66,137)	(51,085)
Fidelity VIP Government Money Market	783	111,391	(110,608)	—	—	—	—	(110,608)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	4,332	3,595	737	6,013	27,325	18,254	51,592	52,329
Fidelity VIP Growth Portfolio	—	10,883	(10,883)	97,788	157,383	(93,320)	161,851	150,968
Fidelity VIP High Income Portfolio	5,185	2,808	2,377	6,295	—	(3,711)	2,584	4,961
Fidelity VIP Asset Manager Portfolio	58	58	—	38	22	252	312	312
Fidelity VIP Contrafund® Portfolio	455	14,072	(13,617)	53,718	116,881	63,946	234,545	220,928
Fidelity VIP Balanced Portfolio	1,397	2,385	(988)	1,827	11,812	11,926	25,565	24,577
Fidelity VIP Mid Cap Portfolio	15,317	43,324	(28,007)	99,372	473,523	107,691	680,586	652,579
Fidelity VIP Overseas Portfolio	29	91	(62)	2,363	238	(1,696)	905	843
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	28,011	27,314	697	18,154	11,380	123,778	153,312	154,009
Fidelity VIP Balanced Portfolio	76,203	150,273	(74,070)	539,742	787,225	332,285	1,659,252	1,585,182
Fidelity VIP Bond Index Portfolio	41,879	44,290	(2,411)	(66)	—	(84,864)	(84,930)	(87,341)
Fidelity VIP Contrafund® Portfolio	11,251	581,061	(569,810)	2,598,009	5,102,705	2,123,905	9,824,619	9,254,809
Fidelity VIP Disciplined Small Cap Portfolio	4,511	35,271	(30,760)	200,363	44,235	226,117	470,715	439,955
Fidelity VIP Equity-Income Portfolio	80,152	68,628	11,524	278,100	561,886	200,396	1,040,382	1,051,906
Fidelity VIP Extended Market Index Portfolio	716	1,877	(1,161)	25,867	3,752	(2,187)	27,432	26,271
Fidelity VIP Freedom 2010 Portfolio	3,011	7,474	(4,463)	39,978	19,543	(33,833)	25,688	21,225
Fidelity VIP Freedom 2015 Portfolio	6,759	12,580	(5,821)	73,054	32,373	(57,280)	48,147	42,326
Fidelity VIP Freedom 2020 Portfolio	44,537	78,572	(34,035)	108,249	279,377	35,336	422,962	388,927
Fidelity VIP Freedom 2025 Portfolio	61,227	103,314	(42,087)	384,700	269,150	16,668	670,518	628,431
Fidelity VIP Freedom 2030 Portfolio	8,944	15,093	(6,149)	8,087	42,881	56,375	107,343	101,194

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Portfolio	$—	$288,622	$(288,622)	$1,003,560	$4,205,936	$(1,073,880)	$4,135,616	$3,846,994
Fidelity VIP High Income Portfolio	144,763	91,993	52,770	27,601	—	52,948	80,549	133,319
Fidelity VIP Index 500 Portfolio	499,285	689,987	(190,702)	4,326,229	365,300	6,633,117	11,324,646	11,133,944
Fidelity VIP International Index Portfolio	28,138	9,440	18,698	9,077	2,447	(6,762)	4,762	23,460
Fidelity VIP Investment Grade Bond Portfolio	629,101	485,469	143,632	274,868	949,997	(2,152,330)	(927,465)	(783,833)
Fidelity VIP Mid Cap Portfolio	29,710	116,730	(87,020)	621,010	1,339,723	(166,284)	1,794,449	1,707,429
Fidelity VIP Overseas Portfolio	9,264	41,481	(32,217)	165,488	218,870	130,222	514,580	482,363
Fidelity VIP Target Volatility Portfolio	785	60,890	(60,105)	31,148	598,145	(181,867)	447,426	387,321
Fidelity VIP Total Market Index Portfolio	16,417	15,467	950	31,282	11,256	205,381	247,919	248,869
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	—	34,304	(34,304)	408,102	—	237,950	646,052	611,748
Franklin Growth and Income VIP Fund	36,904	19,581	17,323	(6,064)	93,354	203,734	291,024	308,347
Franklin Income VIP Fund	183,419	52,794	130,625	72,440	—	360,538	432,978	563,603
JP Morgan IT Mid Cap Value	4,258	6,350	(2,092)	19,814	23,458	69,735	113,007	110,915
Morgan Stanley VIF Emerging Markets Debt Portfolio	13,449	3,664	9,785	(3,060)	—	(16,412)	(19,472)	(9,687)
Morgan Stanley VIF U.S. Real Estate Portfolio	27,502	18,299	9,203	75,994	—	341,872	417,866	427,069
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	99,038	104,658	(5,620)	139,961	—	559,917	699,878	694,258
Columbia VP – Small Cap Value Fund	17,291	51,791	(34,500)	44,063	—	839,416	883,479	848,979
Franklin Growth and Income VIP Fund	203,146	115,964	87,182	(94,344)	560,723	1,195,690	1,662,069	1,749,251
Franklin Income VIP Fund	811,035	241,490	569,545	261,473	—	1,669,674	1,931,147	2,500,692
Franklin Large Cap Growth VIP Fund	—	109,574	(109,574)	452,055	900,397	(269,871)	1,082,581	973,007
Franklin Mutual Shares VIP Fund	657,338	315,935	341,403	(116,855)	—	3,305,782	3,188,927	3,530,330
Franklin Small Cap Value VIP Fund	16,501	27,116	(10,615)	29,108	43,683	300,955	373,746	363,131
Invesco V.I. American Franchise Fund	—	55,859	(55,859)	153,904	457,889	(206,595)	405,198	349,339
Invesco V.I. American Value Fund	27,116	151,502	(124,386)	24,702	—	2,628,261	2,652,963	2,528,577
Invesco V.I. Comstock Fund	198,106	172,380	25,726	92,834	—	3,102,908	3,195,742	3,221,468
Invesco V.I. International Growth Fund	53,277	67,106	(13,829)	121,177	343,239	(258,088)	206,328	192,499
Invesco V.I. Discovery Mid Cap Growth Series II (a)	—	31,967	(31,967)	113,169	300,343	(9,039)	404,473	372,506
Templeton Foreign VIP Fund	173,508	133,567	39,941	(44,700)	—	274,580	229,880	269,821
Templeton Global Bond VIP Fund	—	44,594	(44,594)	(140,048)	—	(12,476)	(152,524)	(197,118)
Templeton Growth VIP Fund	27,893	35,738	(7,845)	(15,658)	—	106,107	90,449	82,604
Morgan Stanley VIF Emerging Markets Debt Portfolio	41,759	11,492	30,267	(5,625)	—	(50,477)	(56,102)	(25,835)
Morgan Stanley VIF Emerging Markets Equity Portfolio	17,856	36,168	(18,312)	202,662	—	(130,914)	71,748	53,436
Morgan Stanley VIF U.S. Real Estate Portfolio	74,934	58,708	16,226	(49,346)	—	1,355,405	1,306,059	1,322,285
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	290,871	(290,871)	206,504	4,124,273	(581,378)	3,749,399	3,458,528
BlackRock Global Allocation V.I. Fund	12,645	19,743	(7,098)	40,189	282,749	(251,550)	71,388	64,290
BlackRock High Yield V.I. Fund	49,477	15,191	34,286	13,283	2,795	(9,703)	6,375	40,661
BlackRock Total Return V.I. Fund	25,782	30,366	(4,584)	2,877	6,902	(69,151)	(59,372)	(63,956)
TOPS® Managed Risk Moderate Growth ETF Portfolio	36,519	50,453	(13,934)	46,104	—	276,371	322,475	308,541

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2021

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	$33,682	$33,392	$290	$10,809	$91,034	$(144,165)	$(42,322)	$(42,032)
American Funds I.S. Capital Income Builder Fund	31,608	18,167	13,441	33,420	—	106,554	139,974	153,415
American Funds I.S. Global Growth Fund	29,577	206,290	(176,713)	733,097	679,032	616,258	2,028,387	1,851,674
American Funds I.S. Growth Fund	8,838	219,917	(211,079)	682,196	1,926,796	224,757	2,833,749	2,622,670
American Funds I.S. Growth-Income Fund	201,236	316,224	(114,988)	669,891	213,149	3,407,000	4,290,040	4,175,052
American Funds I.S. New World Fund	16,165	32,308	(16,143)	86,940	79,933	(77,386)	89,487	73,344
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	3,889	6,376	(2,487)	25,277	27,034	3,652	55,963	53,476
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	12,939	32,935	(19,996)	118,959	135,065	11,868	265,892	245,896
Advisor Class:
PIMCO VIT All Asset Portfolio	78,703	10,346	68,357	28,030	—	(1,934)	26,096	94,453
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,101	781	320	(396)	731	(2,798)	(2,463)	(2,143)
PIMCO VIT CommodityRealReturn® Strategy Portfolio	78,459	29,042	49,417	(38,264)	—	509,974	471,710	521,127
PIMCO VIT Long-Term U.S. Government Portfolio	5,753	5,472	281	(8,920)	74,892	(89,054)	(23,082)	(22,801)
PIMCO VIT Low Duration Portfolio	28,883	91,021	(62,138)	(170)	—	(120,151)	(120,321)	(182,459)
PIMCO VIT Real Return Portfolio	39,617	11,501	28,116	19,381	—	(15,504)	3,877	31,993
PIMCO VIT Total Return Portfolio	832,048	686,855	145,193	(49,033)	2,056,245	(3,456,816)	(1,449,604)	(1,304,411)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	—	5,778	(5,778)	(165)	4,739	(564)	4,010	(1,768)
Guggenheim VT Multi-Hedge Strategies Fund	—	3,911	(3,911)	8,242	6,750	5,995	20,987	17,076
Guggenheim VT Long Short Equity Fund	734	1,786	(1,052)	3,973	—	26,008	29,981	28,929
ETF Shares:
iShares® Core S&P 500 ETF	1,353,586	2,624,282	(1,270,696)	11,685,509	—	12,889,131	24,574,640	23,303,944
iShares® Core S&P Mid-Cap ETF	364,093	750,748	(386,655)	3,209,474	—	2,991,493	6,200,967	5,814,312
iShares® Core S&P Small-Cap ETF	244,560	399,794	(155,234)	2,121,752	—	1,439,569	3,561,321	3,406,087
iShares® Core U.S. Aggregate Bond ETF	31,657	47,152	(15,495)	16,271	—	(78,532)	(62,261)	(77,756)
iShares® iBoxx $ High Yield Corporate Bond ETF	34,492	18,578	15,914	6,634	—	(9,384)	(2,750)	13,164
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	30,623	35,888	(5,265)	18,668	2,986	(71,650)	(49,996)	(55,261)
iShares® International Treasury Bond ETF	52,201	337,066	(284,865)	53,980	—	(1,366,250)	(1,312,270)	(1,597,135)
iShares® S&P 500 Growth ETF	57,693	275,374	(217,681)	1,719,860	—	1,298,609	3,018,469	2,800,788
iShares® S&P 500 Value ETF	78,978	102,218	(23,240)	329,155	—	507,739	836,894	813,654
iShares® TIPS Bond ETF	8,734	4,810	3,924	10,904	—	(8,591)	2,313	6,237
Vanguard® Developed Markets Index Fund, ETF Shares	447,435	363,301	84,134	570,715	—	541,586	1,112,301	1,196,435
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39,650	56,707	(17,057)	170,786	—	290,952	461,738	444,681
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	14,415	14,430	(15)	37,123	—	(40,865)	(3,742)	(3,757)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	5,202	5,624	(422)	2,070	1,547	(12,703)	(9,086)	(9,508)
Vanguard® Large-Cap Index Fund, ETF Shares	30,591	54,934	(24,343)	192,856	—	336,452	529,308	504,965
Vanguard® Mega Cap Index Fund, ETF Shares	4,023	7,714	(3,691)	77,706	—	(3,402)	74,304	70,613
Vanguard® Real Estate Index Fund, ETF Shares	30,529	25,298	5,231	87,874	—	248,354	336,228	341,459
Vanguard® Short-Term Bond Index Fund, ETF Shares	3,946	9,280	(5,334)	(1,383)	924	(7,222)	(7,681)	(13,015)
Vanguard® Total Bond Market Index Fund, ETF Shares	1,843,108	2,497,814	(654,706)	639,287	211,736	(4,351,226)	(3,500,203)	(4,154,909)

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$131,431	$4,019,821	$(2,960,471)	$1,190,781	$140,354	$(79,466)	$(15,647,174)	$(10,488)	$(15,596,774)	$(14,405,993)	$14,405,993	$—	4,837	(579,002)	(574,165)
Touchstone VST Balanced Fund (b)	(253,031)	496,058	1,811,846	2,054,873	521,626	(2,169,804)	31,737,962	(82,913)	30,006,871	32,061,744	—	32,061,744	3,281,187	(295,154)	2,986,033
Touchstone VST Bond Fund	139,902	187,763	(753,659)	(425,994)	302,627	(1,169,190)	1,872,034	(156,379)	849,092	423,098	15,320,521	15,743,619	200,535	(121,875)	78,660
Touchstone VST Common Stock Fund	(381,545)	3,827,087	5,163,386	8,608,928	382,082	(6,187,507)	(1,578,622)	(76,339)	(7,460,386)	1,148,542	35,713,302	36,861,844	12,769	(500,828)	(488,059)
Touchstone VST Conservative ETF Fund (c)	119,040	670,820	(574,391)	215,469	5,182	(429,161)	(7,903,108)	(11,553)	(8,338,640)	(8,123,171)	8,123,171	—	936	(437,022)	(436,086)
Touchstone VST Moderate ETF Fund (c)	107,641	306,470	74,610	488,721	29,869	(500,073)	(9,185,864)	(7,100)	(9,663,168)	(9,174,447)	9,174,447	—	2,230	(458,558)	(456,328)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	(10,204)	256,437	114,222	360,455	—	(176,533)	(29,135)	(591)	(206,259)	154,196	2,251,388	2,405,584	—	(5,666)	(5,666)
Fidelity VIP Overseas Portfolio	(15,148)	209,164	112,420	306,436	—	(149,947)	(23,767)	(1,259)	(174,973)	131,463	1,766,138	1,897,601	2	(5,471)	(5,469)
Fidelity VIP Equity-Income Portfolio	47,941	1,197,609	678,424	1,923,974	420,628	(1,297,661)	(28,423)	(1,952)	(907,408)	1,016,566	8,634,586	9,651,152	165	(11,331)	(11,166)
Fidelity VIP Growth Portfolio	(122,897)	2,414,494	(546,989)	1,744,608	—	(641,361)	(96,537)	(1,799)	(739,697)	1,004,911	8,438,496	9,443,407	—	(2,762)	(2,762)
Fidelity VIP High Income Portfolio	18,153	(166)	(5,271)	12,716	737	(21,029)	34,324	(136)	13,896	26,612	430,982	457,594	1,229	(815)	414
Fidelity VIP Asset Manager Portfolio	7,963	71,429	185,386	264,778	103,099	(331,812)	(3,845)	(1,169)	(233,727)	31,051	3,260,877	3,291,928	34	(3,272)	(3,238)
Fidelity VIP Contrafund® Portfolio	(214,354)	2,918,655	1,127,668	3,831,969	350,713	(2,602,520)	(373,031)	(3,454)	(2,628,292)	1,203,677	15,771,235	16,974,912	247	(21,801)	(21,554)
Fidelity VIP Index 500 Portfolio	(8,765)	493,110	1,034,702	1,519,047	—	(933,560)	(73,316)	(1,423)	(1,008,299)	510,748	6,181,204	6,691,952	1	(17,847)	(17,846)
Fidelity VIP Investment Grade Bond Portfolio	15,052	88,272	(154,409)	(51,085)	—	(347,398)	(112)	(1,336)	(348,846)	(399,931)	2,600,664	2,200,733	—	(15,176)	(15,176)
Fidelity VIP Government Money Market	(110,608)	—	—	(110,608)	147,329	(2,593,166)	393,679	(8,475)	(2,060,633)	(2,171,241)	9,223,378	7,052,137	227,166	(437,232)	(210,066)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	737	33,338	18,254	52,329	672	(4,441)	(34,601)	(43)	(38,413)	13,916	237,525	251,441	26	(1,324)	(1,298)
Fidelity VIP Growth Portfolio	(10,883)	255,171	(93,320)	150,968	—	(124,383)	(12)	(231)	(124,626)	26,342	732,275	758,617	2	(2,773)	(2,771)
Fidelity VIP High Income Portfolio	2,377	6,295	(3,711)	4,961	—	(28,256)	(58,138)	(65)	(86,459)	(81,498)	159,164	77,666	6,251	(11,000)	(4,749)
Fidelity VIP Asset Manager Portfolio	—	60	252	312	—	(168)	1	(16)	(183)	129	3,846	3,975	—	(8)	(8)
Fidelity VIP Contrafund® Portfolio	(13,617)	170,599	63,946	220,928	720	(91,432)	(4,280)	(209)	(95,201)	125,727	877,801	1,003,528	41	(1,777)	(1,736)
Fidelity VIP Balanced Portfolio	(988)	13,639	11,926	24,577	—	(2,003)	(1)	(58)	(2,062)	22,515	150,272	172,787	—	(64)	(64)
Fidelity VIP Mid Cap Portfolio	(28,007)	572,895	107,691	652,579	—	(333,404)	(67,972)	(631)	(402,007)	250,572	2,859,856	3,110,428	—	(4,269)	(4,269)
Fidelity VIP Overseas Portfolio	(62)	2,601	(1,696)	843	—	(7,453)	—	—	(7,453)	(6,610)	6,610	—	—	(316)	(316)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	697	29,534	123,778	154,009	500	(70,296)	19,417	(4,127)	(54,506)	99,503	1,925,648	2,025,151	3,725	(6,207)	(2,482)
Fidelity VIP Balanced Portfolio	(74,070)	1,326,967	332,285	1,585,182	1,422,029	(1,630,046)	(466,324)	(14,624)	(688,965)	896,217	9,956,106	10,852,323	31,701	(60,445)	(28,744)
Fidelity VIP Bond Index Portfolio	(2,411)	(66)	(84,864)	(87,341)	3,398,306	(47,986)	960,461	(31,058)	4,279,723	4,192,382	1,477,865	5,670,247	417,121	(8,847)	408,274
Fidelity VIP Contrafund® Portfolio	(569,810)	7,700,714	2,123,905	9,254,809	1,754,232	(4,653,127)	(1,121,003)	(117,442)	(4,137,340)	5,117,469	37,961,645	43,079,114	53,146	(160,541)	(107,395)
Fidelity VIP Disciplined Small Cap Portfolio	(30,760)	244,598	226,117	439,955	331,539	(228,006)	(237,331)	(16,790)	(150,588)	289,367	2,330,751	2,620,118	31,986	(37,958)	(5,972)
Fidelity VIP Equity-Income Portfolio	11,524	839,986	200,396	1,051,906	52,081	(597,195)	(471,640)	(10,162)	(1,026,916)	24,990	4,964,673	4,989,663	17,325	(54,855)	(37,530)
Fidelity VIP Extended Market Index Portfolio	(1,161)	29,619	(2,187)	26,271	—	—	37,981	(115)	37,866	64,137	9,094	73,231	69,501	(65,215)	4,286
Fidelity VIP Freedom 2010 Portfolio	(4,463)	59,521	(33,833)	21,225	—	(247,917)	(23,800)	(2,251)	(273,968)	(252,743)	625,205	372,462	78	(15,976)	(15,898)
Fidelity VIP Freedom 2015 Portfolio	(5,821)	105,427	(57,280)	42,326	70,315	(1,043,945)	973,311	(4,716)	(5,035)	37,291	759,072	796,363	60,034	(60,485)	(451)
Fidelity VIP Freedom 2020 Portfolio	(34,035)	387,626	35,336	388,927	121,572	(298,522)	(122,939)	(31,008)	(330,897)	58,030	5,218,541	5,276,571	4,308	(22,231)	(17,923)
Fidelity VIP Freedom 2025 Portfolio	(42,087)	653,850	16,668	628,431	236,903	(393,477)	(429,042)	(63,369)	(648,985)	(20,554)	7,453,544	7,432,990	40,733	(75,130)	(34,397)
Fidelity VIP Freedom 2030 Portfolio	(6,149)	50,968	56,375	101,194	13,714	(9,544)	13	(153)	4,030	105,224	966,380	1,071,604	671	(449)	222
Fidelity VIP Growth Portfolio	(288,622)	5,209,496	(1,073,880)	3,846,994	2,155,715	(1,757,239)	130,355	(67,845)	460,986	4,307,980	18,400,423	22,708,403	94,287	(89,186)	5,101
Fidelity VIP High Income Portfolio	52,770	27,601	52,948	133,319	7,396	(471,239)	(4,209,063)	(9,562)	(4,682,468)	(4,549,149)	6,558,697	2,009,548	71,794	(280,676)	(208,882)
Fidelity VIP Index 500 Portfolio	(190,702)	4,691,529	6,633,117	11,133,944	2,055,636	(5,712,650)	(562,246)	(126,753)	(4,346,013)	6,787,931	45,168,731	51,956,662	175,745	(332,655)	(156,910)
Fidelity VIP International Index Portfolio	18,698	11,524	(6,762)	23,460	801,263	(15,093)	58,319	(7,004)	837,485	860,945	396,115	1,257,060	70,290	(2,423)	67,867
Fidelity VIP Investment Grade Bond Portfolio	143,632	1,224,865	(2,152,330)	(783,833)	2,216,705	(4,313,594)	3,444,368	(272,841)	1,074,638	290,805	33,877,789	34,168,594	313,047	(241,713)	71,334
Fidelity VIP Mid Cap Portfolio	(87,020)	1,960,733	(166,284)	1,707,429	202,604	(1,178,122)	(89,777)	(11,822)	(1,077,117)	630,312	7,937,115	8,567,427	51,124	(81,364)	(30,240)
Fidelity VIP Overseas Portfolio	(32,217)	384,358	130,222	482,363	24,408	(402,391)	13,266	(7,025)	(371,742)	110,621	2,875,419	2,986,040	6,121	(26,995)	(20,874)
Fidelity VIP Target Volatility Portfolio	(60,105)	629,293	(181,867)	387,321	209,272	(78,879)	820,145	(49,927)	900,611	1,287,932	3,370,480	4,658,412	66,045	(6,680)	59,365
Fidelity VIP Total Market Index Portfolio	950	42,538	205,381	248,869	1,381,819	(20,229)	6,240	(11,207)	1,356,623	1,605,492	543,045	2,148,537	99,694	(6,475)	93,219
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(34,304)	408,102	237,950	611,748	80,582	(236,305)	(115,624)	(3,998)	(275,345)	336,403	1,784,222	2,120,625	31,594	(39,337)	(7,743)
Franklin Growth and Income VIP Fund	17,323	87,290	203,734	308,347	—	(185,673)	1	(722)	(186,394)	121,953	1,373,583	1,495,536	—	(5,255)	(5,255)
Franklin Income VIP Fund	130,625	72,440	360,538	563,603	184,277	(644,491)	(17,457)	(691)	(478,362)	85,241	3,854,613	3,939,854	187	(15,681)	(15,494)
JP Morgan IT Mid Cap Value	(2,092)	43,272	69,735	110,915	—	(37,992)	28	(333)	(38,297)	72,618	403,424	476,042	—	(859)	(859)
Morgan Stanley VIF Emerging Markets Debt Portfolio	9,785	(3,060)	(16,412)	(9,687)	60	(32,904)	1,291	(265)	(31,818)	(41,505)	291,664	250,159	43	(1,122)	(1,079)
Morgan Stanley VIF U.S. Real Estate Portfolio	9,203	75,994	341,872	427,069	—	(150,459)	(2,475)	(955)	(153,889)	273,180	1,198,818	1,471,998	15	(3,842)	(3,827)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(5,620)	139,961	559,917	694,258	980,842	(556,362)	676,065	(70,202)	1,030,343	1,724,601	5,881,108	7,605,709	118,796	(47,099)	71,697
Columbia VP – Small Cap Value Fund	(34,500)	44,063	839,416	848,979	147,085	(344,066)	(364,511)	(15,992)	(577,484)	271,495	3,155,529	3,427,024	20,223	(35,571)	(15,348)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$87,182	$466,379	$1,195,690	$1,749,251	$89,059	$(863,241)	$(156,307)	$(21,338)	$(951,827)	$797,424	$7,741,148	$8,538,572	8,234	(39,017)	(30,783)
Franklin Income VIP Fund	569,545	261,473	1,669,674	2,500,692	254,258	(1,338,357)	(2,532,233)	(27,651)	(3,643,983)	(1,143,291)	19,178,332	18,035,041	27,563	(222,992)	(195,429)
Franklin Large Cap Growth VIP Fund	(109,574)	1,352,452	(269,871)	973,007	480,808	(542,551)	393,329	(28,062)	303,524	1,276,531	7,263,828	8,540,359	50,632	(47,394)	3,238
Franklin Mutual Shares VIP Fund	341,403	(116,855)	3,305,782	3,530,330	2,242,651	(2,378,595)	(950,648)	(134,155)	(1,220,747)	2,309,583	20,768,345	23,077,928	108,625	(195,081)	(86,456)
Franklin Small Cap Value VIP Fund	(10,615)	72,791	300,955	363,131	571,194	(158,158)	(10,297)	(2,585)	400,154	763,285	1,501,089	2,264,374	31,662	(14,318)	17,344
Invesco V.I. American Franchise Fund	(55,859)	611,793	(206,595)	349,339	120,908	(429,748)	273,849	(8,234)	(43,225)	306,114	3,388,869	3,694,983	10,489	(11,308)	(819)
Invesco V.I. American Value Fund	(124,386)	24,702	2,628,261	2,528,577	1,863,822	(1,005,356)	(958,175)	(86,684)	(186,393)	2,342,184	9,823,074	12,165,258	77,661	(87,730)	(10,069)
Invesco V.I. Comstock Fund	25,726	92,834	3,102,908	3,221,468	1,127,605	(1,372,501)	(1,447,276)	(83,935)	(1,776,107)	1,445,361	11,082,291	12,527,652	48,270	(136,473)	(88,203)
Invesco V.I. International Growth Fund	(13,829)	464,416	(258,088)	192,499	544,555	(581,819)	223,742	(38,030)	148,448	340,947	4,631,595	4,972,542	46,437	(37,363)	9,074
Invesco V.I. Discovery Mid Cap Growth Series II (a)	(31,967)	413,512	(9,039)	372,506	575,076	(85,508)	136,067	(16,687)	608,948	981,454	1,880,691	2,862,145	55,552	(17,704)	37,848
Templeton Foreign VIP Fund	39,941	(44,700)	274,580	269,821	832,690	(1,189,252)	135,291	(65,298)	(286,569)	(16,748)	9,372,682	9,355,934	89,051	(110,543)	(21,492)
Templeton Global Bond VIP Fund	(44,594)	(140,048)	(12,476)	(197,118)	51,526	(396,515)	76,729	(2,417)	(270,677)	(467,795)	3,159,347	2,691,552	17,867	(49,923)	(32,056)
Templeton Growth VIP Fund	(7,845)	(15,658)	106,107	82,604	990	(153,931)	131,398	(2,400)	(23,943)	58,661	2,447,334	2,505,995	7,676	(9,121)	(1,445)
Morgan Stanley VIF Emerging Markets Debt Portfolio	30,267	(5,625)	(50,477)	(25,835)	41,659	(74,280)	56,854	(1,650)	22,583	(3,252)	770,608	767,356	6,396	(4,882)	1,514
Morgan Stanley VIF Emerging Markets Equity Portfolio	(18,312)	202,662	(130,914)	53,436	76,409	(247,289)	(379,027)	(3,871)	(553,778)	(500,342)	2,675,086	2,174,744	34,043	(49,146)	(15,103)
Morgan Stanley VIF U.S. Real Estate Portfolio	16,226	(49,346)	1,355,405	1,322,285	378,174	(593,057)	(384,463)	(27,180)	(626,526)	695,759	3,811,430	4,507,189	31,569	(78,031)	(46,462)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(290,871)	4,330,777	(581,378)	3,458,528	2,175,528	(1,141,981)	(1,011,668)	(180,594)	(158,715)	3,299,813	18,172,571	21,472,384	55,635	(61,685)	(6,050)
BlackRock Global Allocation V.I. Fund	(7,098)	322,938	(251,550)	64,290	343,916	(142,113)	168,619	(2,819)	367,603	431,893	1,301,992	1,733,885	35,439	(12,966)	22,473
BlackRock High Yield V.I. Fund	34,286	16,078	(9,703)	40,661	110,454	(45,170)	1,230	(7,299)	59,215	99,876	883,261	983,137	69,605	(64,639)	4,966
BlackRock Total Return V.I. Fund	(4,584)	9,779	(69,151)	(63,956)	255,337	(163,167)	253,187	(17,837)	327,520	263,564	1,841,176	2,104,740	49,258	(19,865)	29,393
TOPS® Managed Risk Moderate Growth ETF Portfolio	(13,934)	46,104	276,371	308,541	152,736	(239,614)	20,521	(40,127)	(106,484)	202,057	3,258,111	3,460,168	14,605	(22,364)	(7,759)
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	290	101,843	(144,165)	(42,032)	645,554	(198,337)	465,058	(19,982)	892,293	850,261	1,912,839	2,763,100	104,847	(25,549)	79,298
American Funds I.S. Capital Income Builder Fund	13,441	33,420	106,554	153,415	237,528	(291,363)	48,418	(3,738)	(9,155)	144,260	1,221,842	1,366,102	20,142	(21,517)	(1,375)
American Funds I.S. Global Growth Fund	(176,713)	1,412,129	616,258	1,851,674	335,334	(1,522,469)	(203,935)	(4,642)	(1,395,712)	455,962	13,270,746	13,726,708	14,867	(74,178)	(59,311)
American Funds I.S. Growth Fund	(211,079)	2,608,992	224,757	2,622,670	2,764,126	(824,770)	2,655,284	(14,557)	4,580,083	7,202,753	10,809,119	18,011,872	187,206	(48,441)	138,765
American Funds I.S. Growth-Income Fund	(114,988)	883,040	3,407,000	4,175,052	878,916	(2,353,820)	222,721	(23,814)	(1,275,997)	2,899,055	19,288,854	22,187,909	52,569	(107,813)	(55,244)
American Funds I.S. New World Fund	(16,143)	166,873	(77,386)	73,344	403,827	(239,469)	31,074	(15,068)	180,364	253,708	2,243,291	2,496,999	33,053	(22,075)	10,978
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(2,487)	52,311	3,652	53,476	—	(66,216)	26,047	(76)	(40,245)	13,231	462,782	476,013	1,890	(2,985)	(1,095)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(19,996)	254,024	11,868	245,896	341,388	(180,886)	240,754	(6,040)	395,216	641,112	1,613,028	2,254,140	45,863	(32,187)	13,676
Advisor Class:
PIMCO VIT All Asset Portfolio	68,357	28,030	(1,934)	94,453	56,185	(77,853)	(90,871)	(1,660)	(114,199)	(19,746)	710,846	691,100	4,153	(11,308)	(7,155)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	320	335	(2,798)	(2,143)	—	(642)	25,620	(100)	24,878	22,735	61,219	83,954	5,348	(3,202)	2,146
PIMCO VIT CommodityRealReturn® Strategy Portfolio	49,417	(38,264)	509,974	521,127	44,033	(141,191)	(329,752)	(15,549)	(442,459)	78,668	1,792,454	1,871,122	17,966	(109,229)	(91,263)
PIMCO VIT Long-Term U.S. Government Portfolio	281	65,972	(89,054)	(22,801)	53,404	(67,766)	(10,182)	(808)	(25,352)	(48,153)	409,540	361,387	8,355	(10,297)	(1,942)
PIMCO VIT Low Duration Portfolio	(62,138)	(170)	(120,151)	(182,459)	535,667	(718,010)	6,087,657	(16,697)	5,888,617	5,706,158	4,771,040	10,477,198	865,561	(343,509)	522,052
PIMCO VIT Real Return Portfolio	28,116	19,381	(15,504)	31,993	46,744	(175,595)	118,724	(1,148)	(11,275)	20,718	883,804	904,522	20,428	(21,480)	(1,052)
PIMCO VIT Total Return Portfolio	145,193	2,007,212	(3,456,816)	(1,304,411)	6,437,741	(4,679,301)	4,634,744	(371,465)	6,021,719	4,717,308	45,640,247	50,357,555	641,757	(252,243)	389,514
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(5,778)	4,574	(564)	(1,768)	2,733	(43,430)	25,998	(3,009)	(17,708)	(19,476)	380,741	361,265	4,695	(7,472)	(2,777)
Guggenheim VT Multi-Hedge Strategies Fund	(3,911)	14,992	5,995	17,076	1,152	(34,452)	(12,852)	(982)	(47,134)	(30,058)	261,719	231,661	1,177	(6,037)	(4,860)
Guggenheim VT Long Short Equity Fund	(1,052)	3,973	26,008	28,929	480	(7,732)	(62,500)	(184)	(69,936)	(41,007)	160,872	119,865	418	(6,227)	(5,809)
ETF Shares:
iShares® Core S&P 500 ETF	(1,270,696)	11,685,509	12,889,131	23,303,944	6,659,908	(11,940,465)	(9,014,003)	—	(14,294,560)	9,009,384	96,866,738	105,876,122	94,668	(243,242)	(148,574)
iShares® Core S&P Mid-Cap ETF	(386,655)	3,209,474	2,991,493	5,814,312	1,897,297	(3,458,038)	(2,990,311)	—	(4,551,052)	1,263,260	28,685,634	29,948,894	41,736	(103,167)	(61,431)
iShares® Core S&P Small-Cap ETF	(155,234)	2,121,752	1,439,569	3,406,087	1,139,604	(1,871,423)	(2,349,782)	—	(3,081,601)	324,486	15,381,988	15,706,474	27,870	(66,453)	(38,583)
iShares® Core U.S. Aggregate Bond ETF	(15,495)	16,271	(78,532)	(77,756)	172,020	(154,857)	154,313	—	171,476	93,720	1,764,525	1,858,245	15,880	(8,653)	7,227
iShares® iBoxx $ High Yield Corporate Bond ETF	15,914	6,634	(9,384)	13,164	70,913	(37,836)	15,851	—	48,928	62,092	829,089	891,181	3,390	(1,533)	1,857
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	(5,265)	21,654	(71,650)	(55,261)	152,750	(230,255)	370,811	—	293,306	238,045	1,236,084	1,474,129	18,301	(7,947)	10,354
iShares® International Treasury Bond ETF	(284,865)	53,980	(1,366,250)	(1,597,135)	909,938	(1,537,267)	3,111,755	—	2,484,426	887,291	12,656,892	13,544,183	144,940	(35,201)	109,739
iShares® S&P 500 Growth ETF	(217,681)	1,719,860	1,298,609	2,800,788	844,127	(1,319,371)	(1,358,863)	—	(1,834,107)	966,681	10,455,629	11,422,310	12,763	(27,686)	(14,923)
iShares® S&P 500 Value ETF	(23,240)	329,155	507,739	813,654	61,823	(469,080)	(313,827)	—	(721,084)	92,570	4,058,946	4,151,516	2,190	(13,231)	(11,041)
iShares® TIPS Bond ETF	3,924	10,904	(8,591)	6,237	16,074	(55,710)	7,948	—	(31,688)	(25,451)	226,866	201,415	974	(2,036)	(1,062)
Vanguard® Developed Markets Index Fund, ETF Shares	84,134	570,715	541,586	1,196,435	929,311	(1,652,176)	71,964	—	(650,901)	545,534	13,940,119	14,485,653	34,084	(48,377)	(14,293)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(17,057)	170,786	290,952	444,681	241,645	(168,211)	(88,668)	—	(15,234)	429,447	2,090,151	2,519,598	6,109	(4,063)	2,046
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(15)	37,123	(40,865)	(3,757)	45,233	(72,254)	23,775	—	(3,246)	(7,003)	579,065	572,062	3,210	(3,213)	(3)

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$(422)	$3,617	$(12,703)	$(9,508)	$11,541	$(4,085)	$19,054	$—	$26,510	$17,002	$227,138	$244,140	992	(121)	871
Vanguard® Large-Cap Index Fund, ETF Shares	(24,343)	192,856	336,452	504,965	283,285	(175,488)	(160,193)	—	(52,396)	452,569	2,030,104	2,482,673	3,994	(3,986)	8
Vanguard® Mega Cap Index Fund, ETF Shares	(3,691)	77,706	(3,402)	70,613	31,298	(60,761)	(122,861)	—	(152,324)	(81,711)	380,184	298,473	1,751	(3,657)	(1,906)
Vanguard® Real Estate Index Fund, ETF Shares	5,231	87,874	248,354	341,459	91,877	(137,583)	(102,994)	—	(148,700)	192,759	970,625	1,163,384	3,671	(5,786)	(2,115)
Vanguard® Short-Term Bond Index Fund, ETF Shares	(5,334)	(459)	(7,222)	(13,015)	—	(19,483)	39,946	—	20,463	7,448	331,675	339,123	3,427	(2,538)	889
Vanguard® Total Bond Market Index Fund, ETF Shares	(654,706)	851,023	(4,351,226)	(4,154,909)	6,754,288	(11,385,305)	17,639,771	—	13,008,754	8,853,845	91,220,856	100,074,701	779,742	(278,358)	501,384

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$55,870	$490,973	$784,789	$1,331,632	$354,119	$(608,927)	$147,824	$(39,400)	$(146,384)	$1,185,248	$13,220,745	$14,405,993	38,640	(45,143)	(6,503)
Touchstone VST Bond Fund	47,768	60,647	927,088	1,035,503	626,321	(1,303,767)	1,767,723	(134,588)	955,689	1,991,192	13,329,329	15,320,521	275,235	(191,259)	83,976
Touchstone VST Common Stock Fund	(268,224)	1,711,272	5,152,027	6,595,075	463,647	(5,474,641)	(2,731,601)	(76,829)	(7,819,424)	(1,224,349)	36,937,651	35,713,302	45,949	(751,317)	(705,368)
Touchstone VST Conservative ETF Fund	86,364	176,226	352,736	615,326	51,293	(900,430)	(552,007)	(49,264)	(1,450,408)	(835,082)	8,958,253	8,123,171	11,731	(98,548)	(86,817)
Touchstone VST Moderate ETF Fund	63,511	120,433	621,666	805,610	39,644	(1,081,384)	(603,317)	(29,000)	(1,674,057)	(868,447)	10,042,894	9,174,447	4,989	(94,039)	(89,050)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,026	102,564	296,366	399,956	—	(217,027)	(27,086)	(742)	(244,855)	155,101	2,096,287	2,251,388	1	(8,961)	(8,960)
Fidelity VIP Overseas Portfolio	(15,054)	68,845	154,318	208,109	—	(140,749)	(160,421)	(1,227)	(302,397)	(94,288)	1,860,426	1,766,138	13	(12,405)	(12,392)
Fidelity VIP Equity-Income Portfolio	33,347	501,290	(181,148)	353,489	32,755	(814,195)	(288,951)	(2,214)	(1,072,605)	(719,116)	9,353,702	8,634,586	3,979	(19,898)	(15,919)
Fidelity VIP Growth Portfolio	(93,726)	1,302,997	1,415,474	2,624,745	—	(407,975)	(514,517)	(2,086)	(924,578)	1,700,167	6,738,329	8,438,496	24	(4,672)	(4,648)
Fidelity VIP High Income Portfolio	15,680	(19,756)	(5,147)	(9,223)	1,340	(70,304)	(109,799)	(239)	(179,002)	(188,225)	619,207	430,982	166	(6,299)	(6,133)
Fidelity VIP Asset Manager Portfolio	3,221	95,079	291,989	390,289	31,099	(189,833)	(111,309)	(1,437)	(271,480)	118,809	3,142,068	3,260,877	395	(4,708)	(4,313)
Fidelity VIP Contrafund® Portfolio	(161,772)	743,350	3,126,391	3,707,969	99,033	(1,709,925)	(838,467)	(4,311)	(2,453,670)	1,254,299	14,516,936	15,771,235	4,259	(40,336)	(36,077)
Fidelity VIP Index 500 Portfolio	20,564	439,964	416,116	876,644	—	(490,462)	(300,802)	(1,778)	(793,042)	83,602	6,097,602	6,181,204	50	(21,280)	(21,230)
Fidelity VIP Investment Grade Bond Portfolio	21,073	20,007	158,365	199,445	—	(160,045)	(41,223)	(1,609)	(202,877)	(3,432)	2,604,096	2,600,664	1	(8,767)	(8,766)
Fidelity VIP Government Money Market	(100,145)	—	—	(100,145)	52,214	(2,419,230)	4,697,154	(11,002)	2,319,136	2,218,991	7,004,387	9,223,378	862,428	(624,712)	237,716
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	945	5,234	(556)	5,623	672	(38,001)	53,726	(51)	16,346	21,969	215,556	237,525	2,305	(1,867)	438
Fidelity VIP Growth Portfolio	(8,944)	164,965	85,467	241,488	—	(133,980)	(23,077)	(267)	(157,324)	84,164	648,111	732,275	1	(4,831)	(4,830)
Fidelity VIP High Income Portfolio	6,031	(13,754)	7,262	(461)	—	(11,950)	(19,410)	(73)	(31,433)	(31,894)	191,058	159,164	10,082	(12,016)	(1,934)
Fidelity VIP Asset Manager Portfolio	(561)	6,220	(581)	5,078	—	(1,618)	(38,712)	(17)	(40,347)	(35,269)	39,115	3,846	2,099	(3,973)	(1,874)
Fidelity VIP Contrafund® Portfolio	(11,021)	52,564	170,656	212,199	25,370	(162,050)	(52,923)	(212)	(189,815)	22,384	855,417	877,801	52	(4,839)	(4,787)
Fidelity VIP Balanced Portfolio	(336)	13,513	15,708	28,885	—	(32,753)	—	(59)	(32,812)	(3,927)	154,199	150,272	—	(1,233)	(1,233)
Fidelity VIP Mid Cap Portfolio	(20,097)	(56,463)	423,233	346,673	—	(304,550)	(37,745)	(817)	(343,112)	3,561	2,856,295	2,859,856	—	(5,686)	(5,686)
Fidelity VIP Overseas Portfolio	(303)	7,258	(5,206)	1,749	—	(24,302)	—	—	(24,302)	(22,553)	29,163	6,610	—	(1,271)	(1,271)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(9,701)	119,675	190,053	300,027	48,520	(163,061)	(513,889)	(4,372)	(632,802)	(332,775)	2,258,423	1,925,648	45,319	(73,789)	(28,470)
Fidelity VIP Balanced Portfolio	(4,545)	284,665	1,323,835	1,603,955	86,926	(559,902)	1,226,265	(12,775)	740,514	2,344,469	7,611,637	9,956,106	102,409	(56,812)	45,597
Fidelity VIP Bond Index Portfolio	6,655	3,690	(4,002)	6,343	1,309,608	(1,375)	152,696	(4,228)	1,456,701	1,463,044	14,821	1,477,865	136,203	(444)	135,759
Fidelity VIP Contrafund® Portfolio	(476,404)	1,161,101	8,144,867	8,829,564	710,492	(4,162,051)	(2,190,682)	(117,210)	(5,759,451)	3,070,113	34,891,532	37,961,645	27,832	(243,718)	(215,886)
Fidelity VIP Disciplined Small Cap Portfolio	(14,953)	(51,518)	448,377	381,906	157,744	(219,719)	(135,034)	(13,388)	(210,397)	171,509	2,159,242	2,330,751	22,734	(31,929)	(9,195)
Fidelity VIP Equity-Income Portfolio	14,710	(26,839)	37,613	25,484	141,846	(1,066,908)	379,524	(11,708)	(557,246)	(531,762)	5,496,435	4,964,673	65,311	(128,234)	(62,923)
Fidelity VIP Extended Market Index Portfolio	(127)	9,152	2,404	11,429	—	—	(2,335)	—	(2,335)	9,094	—	9,094	30,478	(29,724)	754
Fidelity VIP Freedom 2010 Portfolio	(2,512)	38,542	26,911	62,941	—	(226,267)	200,603	(4,326)	(29,990)	32,951	592,254	625,205	13,981	(15,781)	(1,800)
Fidelity VIP Freedom 2015 Portfolio	(5,203)	51,954	40,920	87,671	9,370	(181,058)	(36,784)	(6,140)	(214,612)	(126,941)	886,013	759,072	820	(14,289)	(13,469)
Fidelity VIP Freedom 2020 Portfolio	(18,925)	323,878	290,321	595,274	69,023	(234,152)	175,155	(28,449)	(18,423)	576,851	4,641,690	5,218,541	16,894	(18,294)	(1,400)
Fidelity VIP Freedom 2025 Portfolio	(27,827)	450,087	564,176	986,436	102,433	(607,054)	2,048,982	(64,172)	1,480,189	2,466,625	4,986,919	7,453,544	138,994	(48,517)	90,477
Fidelity VIP Freedom 2030 Portfolio	(4,810)	52,728	82,515	130,433	22,947	(8,244)	(125,390)	(358)	(111,045)	19,388	946,992	966,380	6,604	(12,626)	(6,022)
Fidelity VIP Growth Portfolio	(207,929)	2,406,134	3,032,545	5,230,750	843,534	(1,050,695)	(221,274)	(52,241)	(480,676)	4,750,074	13,650,349	18,400,423	145,970	(174,374)	(28,404)
Fidelity VIP High Income Portfolio	243,908	(142,462)	57,089	158,535	53,924	(374,781)	(570,822)	(9,906)	(901,585)	(743,050)	7,301,747	6,558,697	483,365	(522,919)	(39,554)
Fidelity VIP Index 500 Portfolio	49,904	2,706,664	3,099,358	5,855,926	528,140	(4,210,960)	(2,342,932)	(117,228)	(6,142,980)	(287,054)	45,455,785	45,168,731	227,073	(515,151)	(288,078)
Fidelity VIP International Index Portfolio	2,822	3,286	43,368	49,476	341,173	—	4,560	(1,022)	344,711	394,187	1,928	396,115	64,493	(30,543)	33,950
Fidelity VIP Investment Grade Bond Portfolio	207,255	354,694	1,826,131	2,388,080	805,956	(3,567,585)	(355,533)	(266,648)	(3,383,810)	(995,730)	34,873,519	33,877,789	222,932	(454,703)	(231,771)
Fidelity VIP Mid Cap Portfolio	(67,480)	(425,682)	1,312,206	819,044	123,756	(969,839)	(673,585)	(11,775)	(1,531,443)	(712,399)	8,649,514	7,937,115	35,514	(95,942)	(60,428)
Fidelity VIP Overseas Portfolio	(31,731)	170,107	213,246	351,622	129,897	(425,486)	(98,432)	(7,064)	(401,085)	(49,463)	2,924,882	2,875,419	24,273	(54,450)	(30,177)
Fidelity VIP Target Volatility Portfolio	(6,681)	90,517	129,679	213,515	370,943	(350,618)	21,498	(40,144)	1,679	215,194	3,155,286	3,370,480	24,221	(25,523)	(1,302)
Fidelity VIP Total Market Index Portfolio	3,501	949	55,475	59,925	462,342	—	22,360	(1,582)	483,120	543,045	—	543,045	43,138	(653)	42,485
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(20,734)	76,152	70,284	125,702	15,847	(137,551)	105,145	(3,272)	(19,831)	105,871	1,678,351	1,784,222	34,454	(34,339)	115
Franklin Growth and Income VIP Fund	32,772	396,561	(398,517)	30,816	—	(323,376)	(121,548)	(902)	(445,826)	(415,010)	1,788,593	1,373,583	13	(15,585)	(15,572)
Franklin Income VIP Fund	173,574	(3,166)	(218,369)	(47,961)	42,889	(409,701)	977	(889)	(366,724)	(414,685)	4,269,298	3,854,613	261	(14,234)	(13,973)
JP Morgan IT Mid Cap Value	305	27,367	(35,849)	(8,177)	—	(18,280)	(7,270)	(295)	(25,845)	(34,022)	437,446	403,424	2	(962)	(960)
Morgan Stanley VIF Emerging Markets Debt Portfolio	9,628	(3,212)	4,972	11,388	60	(31,772)	(181)	(327)	(32,220)	(20,832)	312,496	291,664	28	(1,152)	(1,124)
Morgan Stanley VIF U.S. Real Estate Portfolio	16,253	12,973	(341,503)	(312,277)	—	(37,793)	14,498	(911)	(24,206)	(336,483)	1,535,301	1,198,818	3,229	(5,005)	(1,776)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	1,208	274,385	(42,781)	232,812	608,470	(771,800)	259,688	(54,287)	42,071	274,883	5,606,225	5,881,108	68,220	(66,314)	1,906
Columbia VP – Small Cap Value Fund	(30,582)	(97,376)	394,567	266,609	57,849	(227,175)	(78,123)	(15,073)	(262,522)	4,087	3,151,442	3,155,529	27,444	(34,482)	(7,038)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$177,870	$1,314,191	$(1,160,150)	$331,911	$65,500	$(603,452)	$178,560	$(18,600)	$(377,992)	$(46,081)	$7,787,229	$7,741,148	87,004	(113,381)	(26,377)
Franklin Income VIP Fund	852,277	(231,659)	(833,105)	(212,487)	258,137	(1,328,182)	(31,673)	(25,813)	(1,127,531)	(1,340,018)	20,518,350	19,178,332	77,447	(129,485)	(52,038)
Franklin Large Cap Growth VIP Fund	(87,150)	976,296	1,316,114	2,205,260	254,561	(420,827)	(253,163)	(22,408)	(441,837)	1,763,423	5,500,405	7,263,828	55,411	(68,128)	(12,717)
Franklin Mutual Shares VIP Fund	272,080	(5,084)	(1,404,383)	(1,137,387)	1,112,395	(1,375,929)	724,832	(115,120)	346,178	(791,209)	21,559,554	20,768,345	205,602	(159,605)	45,997
Franklin Small Cap Value VIP Fund	(979)	(279,468)	139,250	(141,197)	66,435	(149,760)	116,465	(2,694)	30,446	(110,751)	1,611,840	1,501,089	52,300	(60,269)	(7,969)
Invesco V.I. American Franchise Fund	(38,717)	359,398	549,648	870,329	108,882	(468,971)	(231,896)	(8,392)	(600,377)	269,952	3,118,917	3,388,869	27,429	(50,186)	(22,757)
Invesco V.I. American Value Fund	(56,075)	(216,426)	618,998	346,497	1,079,511	(367,314)	(156,764)	(66,463)	488,970	835,467	8,987,607	9,823,074	121,555	(76,805)	44,750
Invesco V.I. Comstock Fund	78,167	25,560	(154,888)	(51,161)	536,947	(818,937)	370,512	(72,529)	15,993	(35,168)	11,117,459	11,082,291	108,210	(95,159)	13,051
Invesco V.I. International Growth Fund	28,929	129,041	309,000	466,970	270,076	(498,490)	(163,874)	(35,285)	(427,573)	39,397	4,592,198	4,631,595	32,790	(68,315)	(35,525)
Invesco V.I. Mid Cap Growth Fund	(4,172)	(71,665)	28,715	(47,122)	194,727	(29,454)	(1,003,553)	(2,330)	(840,610)	(887,732)	887,732	—	21,413	(79,423)	(58,010)
Invesco V.I. Discovery Mid Cap Growth Series II (a) (b)	(13,276)	51,160	524,220	562,104	113,070	(52,545)	1,267,254	(9,192)	1,318,587	1,880,691	—	1,880,691	144,313	(17,473)	126,840
Templeton Foreign VIP Fund	172,486	(255,111)	(51,055)	(133,680)	455,713	(698,049)	238,698	(58,263)	(61,901)	(195,581)	9,568,263	9,372,682	124,066	(112,168)	11,898
Templeton Global Bond VIP Fund	245,413	(114,516)	(383,965)	(253,068)	13,565	(442,141)	(70,577)	(2,786)	(501,939)	(755,007)	3,914,354	3,159,347	8,278	(63,973)	(55,695)
Templeton Growth VIP Fund	35,612	(130,625)	165,589	70,576	1,377	(157,750)	(98,721)	(2,364)	(257,458)	(186,882)	2,634,216	2,447,334	5,061	(20,628)	(15,567)
Morgan Stanley VIF Emerging Markets Debt Portfolio	22,336	(20,068)	19,345	21,613	8,172	(116,068)	6,326	(1,845)	(103,415)	(81,802)	852,410	770,608	4,690	(10,572)	(5,882)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(2,417)	(1,600)	273,769	269,752	18,942	(300,797)	(169,299)	(4,705)	(455,859)	(186,107)	2,861,193	2,675,086	19,600	(55,880)	(36,280)
Morgan Stanley VIF U.S. Real Estate Portfolio	39,606	(17,988)	(724,912)	(703,294)	198,732	(378,443)	409,101	(23,180)	206,210	(497,084)	4,308,514	3,811,430	80,522	(51,985)	28,537
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(223,940)	1,250,362	4,325,996	5,352,418	1,079,080	(442,519)	(2,096,291)	(142,746)	(1,602,476)	3,749,942	14,422,629	18,172,571	69,190	(128,936)	(59,746)
BlackRock Global Allocation V.I. Fund	(786)	92,477	119,125	210,816	87,652	(222,893)	(71,419)	(1,302)	(207,962)	2,854	1,299,138	1,301,992	8,879	(24,718)	(15,839)
BlackRock High Yield V.I. Fund	28,770	(10,495)	21,906	40,181	161,705	(39,827)	(10,417)	(5,486)	105,975	146,156	737,105	883,261	26,515	(18,543)	7,972
BlackRock Total Return V.I. Fund	6,079	98,763	3,084	107,926	38,170	(62,526)	158,771	(15,678)	118,737	226,663	1,614,513	1,841,176	29,234	(19,124)	10,110
TOPS® Managed Risk Moderate Growth ETF Portfolio	22,239	36,523	60,323	119,085	352,819	(555,379)	17,513	(37,513)	(222,560)	(103,475)	3,361,586	3,258,111	24,472	(45,041)	(20,569)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	9,158	48,525	71,600	129,283	137,237	(176,635)	123,657	(16,578)	67,681	196,964	1,715,875	1,912,839	54,628	(49,095)	5,533
American Funds I.S. Capital Income Builder Fund	12,202	(4,743)	10,383	17,842	188,330	(108,403)	56,259	(3,073)	133,113	150,955	1,070,887	1,221,842	34,153	(23,358)	10,795
American Funds I.S. Global Growth Fund	(157,567)	797,249	2,323,459	2,963,141	214,562	(1,686,194)	(393,934)	(4,115)	(1,869,681)	1,093,460	12,177,286	13,270,746	28,209	(136,943)	(108,734)
American Funds I.S. Growth Fund	(103,772)	457,285	3,080,421	3,433,934	357,647	(942,173)	430,460	(9,945)	(164,011)	3,269,923	7,539,196	10,809,119	66,218	(81,803)	(15,585)
American Funds I.S. Growth-Income Fund	(62,816)	497,564	1,379,056	1,813,804	377,709	(2,105,950)	(776,688)	(20,330)	(2,525,259)	(711,455)	20,000,309	19,288,854	54,060	(206,172)	(152,112)
American Funds I.S. New World Fund	(22,719)	19,017	378,594	374,892	314,115	(89,204)	(153,121)	(11,150)	60,640	435,532	1,807,759	2,243,291	32,624	(29,937)	2,687
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,590)	18,803	53,761	70,974	13,130	(53,075)	(31,134)	(101)	(71,180)	(206)	462,988	462,782	3,720	(5,837)	(2,117)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(7,538)	52,478	219,639	264,579	75,255	(159,631)	(49,071)	(3,528)	(136,975)	127,604	1,485,424	1,613,028	17,909	(21,712)	(3,803)
Advisor Class:
PIMCO VIT All Asset Portfolio	23,596	(7,607)	20,782	36,771	14,574	(189,231)	(28,726)	(1,575)	(204,958)	(168,187)	879,033	710,846	2,928	(17,862)	(14,934)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,407	1,415	(276)	2,546	—	(16,221)	27,313	(26)	11,066	13,612	47,607	61,219	11,135	(10,117)	1,018
PIMCO VIT CommodityRealReturn® Strategy Portfolio	78,579	(137,821)	72,762	13,520	28,330	(104,782)	52,518	(15,093)	(39,027)	(25,507)	1,817,961	1,792,454	69,704	(75,358)	(5,654)
PIMCO VIT Long-Term U.S. Government Portfolio	498	25,763	24,517	50,778	90,810	(48,114)	45,756	(631)	87,821	138,599	270,941	409,540	24,718	(17,539)	7,179
PIMCO VIT Low Duration Portfolio	(19,165)	13,073	73,076	66,984	139,463	(793,636)	657,831	(14,528)	(10,870)	56,114	4,714,926	4,771,040	1,177,001	(1,178,284)	(1,283)
PIMCO VIT Real Return Portfolio	(164)	19,280	79,333	98,449	4,156	(304,596)	30,942	(1,135)	(270,633)	(172,184)	1,055,988	883,804	8,980	(29,400)	(20,420)
PIMCO VIT Total Return Portfolio	250,871	615,714	2,054,489	2,921,074	3,239,993	(4,591,917)	1,409,584	(334,596)	(276,936)	2,644,138	42,996,109	45,640,247	532,772	(562,314)	(29,542)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	8,314	(6,490)	2,789	4,613	985	(65,758)	23,276	(3,177)	(44,674)	(40,061)	420,802	380,741	7,889	(14,977)	(7,088)
Guggenheim VT Multi-Hedge Strategies Fund	(430)	3,801	11,636	15,007	1,152	(21,538)	4,244	(1,002)	(17,144)	(2,137)	263,856	261,719	2,702	(4,726)	(2,024)
Guggenheim VT Long Short Equity Fund	(778)	(3,017)	7,691	3,896	480	(31,737)	336	(308)	(31,229)	(27,333)	188,205	160,872	618	(3,875)	(3,257)
ETF Shares:
iShares® Core S&P 500 ETF	(639,112)	6,598,055	7,947,294	13,906,237	4,481,651	(7,919,202)	(2,860,340)	—	(6,297,891)	7,608,346	89,258,392	96,866,738	119,132	(204,647)	(85,515)
iShares® Core S&P Mid-Cap ETF	(240,256)	1,728,993	2,337,943	3,826,680	1,245,894	(2,366,743)	247,197	—	(873,652)	2,953,028	25,732,606	28,685,634	94,621	(91,394)	3,227
iShares® Core S&P Small-Cap ETF	(145,153)	897,802	1,259,330	2,011,979	719,621	(1,152,619)	348,487	—	(84,511)	1,927,468	13,454,520	15,381,988	62,793	(49,905)	12,888
iShares® Core U.S. Aggregate Bond ETF	(6,428)	28,350	49,213	71,135	194,271	(118,960)	113,344	—	188,655	259,790	1,504,735	1,764,525	17,832	(10,789)	7,043
iShares® iBoxx $ High Yield Corporate Bond ETF	23,947	4,761	(11,913)	16,795	11,867	(65,754)	2,865	—	(51,022)	(34,227)	863,316	829,089	780	(2,360)	(1,580)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	1,660	15,009	50,771	67,440	17,500	(103,507)	26,506	—	(59,501)	7,939	1,228,145	1,236,084	6,883	(9,567)	(2,684)
iShares® International Treasury Bond ETF	(294,492)	5,897	1,183,433	894,838	609,435	(1,108,792)	736,592	—	237,235	1,132,073	11,524,819	12,656,892	75,518	(67,321)	8,197
iShares® S&P 500 Growth ETF	(146,008)	1,167,222	1,548,658	2,569,872	593,077	(1,024,522)	(1,309,083)	—	(1,740,528)	829,344	9,626,285	10,455,629	7,278	(31,133)	(23,855)
iShares® S&P 500 Value ETF	6,066	160,635	(159,440)	7,261	90,195	(432,663)	278,312	—	(64,156)	(56,895)	4,115,841	4,058,946	12,016	(12,082)	(66)
iShares® TIPS Bond ETF	(2,294)	3,623	15,717	17,046	8,536	(10,398)	2,863	—	1,001	18,047	208,819	226,866	925	(905)	20
Vanguard® Developed Markets Index Fund, ETF Shares	(20,884)	216,810	1,013,807	1,209,733	613,209	(1,145,730)	636,646	—	104,125	1,313,858	12,626,261	13,940,119	55,762	(44,551)	11,211
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(11,598)	210,183	29,289	227,874	66,086	(222,846)	(163,336)	—	(320,096)	(92,222)	2,182,373	2,090,151	3,101	(9,016)	(5,915)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(1,370)	18,395	55,666	72,691	22,134	(29,901)	(25,235)	—	(33,002)	39,689	539,376	579,065	2,559	(3,437)	(878)

(a) Name Change. See Note 1.	16
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$680	$8,050	$6,601	$15,331	$5,376	$(24,561)	$1,819	$—	$(17,366)	$(2,035)	$229,173	$227,138	445	(1,013)	(568)
Vanguard® Large-Cap Index Fund, ETF Shares	(12,330)	184,720	161,281	333,671	105,886	(206,124)	(39,730)	—	(139,968)	193,703	1,836,401	2,030,104	3,802	(5,804)	(2,002)
Vanguard® Mega Cap Index Fund, ETF Shares	(1,568)	17,214	41,017	56,663	54,032	(4,105)	89,531	—	139,458	196,121	184,063	380,184	2,783	(589)	2,194
Vanguard® Real Estate Index Fund, ETF Shares	15,627	13,824	(77,311)	(47,860)	67,035	(34,170)	39,281	—	72,146	24,286	946,339	970,625	3,814	(1,764)	2,050
Vanguard® Short-Term Bond Index Fund, ETF Shares	(3,044)	(784)	9,820	5,992	1,999	(17,945)	17,811	—	1,865	7,857	323,818	331,675	1,861	(1,784)	77
Vanguard® Total Bond Market Index Fund, ETF Shares	(270,377)	2,011,109	2,268,383	4,009,115	4,469,250	(8,219,389)	6,072,089	—	2,321,950	6,331,065	84,889,791	91,220,856	592,266	(514,756)	77,510

(a) Name Change. See Note 1.	17
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2021

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. The Bond Fund of America	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

18

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust
Non-Affiliated Initial Class:	Non-Affiliated Class 1:
Fidelity VIP Balanced Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Income VIP Fund
Fidelity VIP Equity-Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Growth Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP High Income Portfolio	Franklin Income VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Contrafund® Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Index 500 Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Investment Grade Bond Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Government Money Market	Templeton Global Bond VIP Fund
Non-Affiliated Service Class:	Templeton Growth VIP Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio	Investor Class:
Fidelity VIP Asset Manager Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Balanced Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	iShares Trust
Non-Affiliated Service Class 2:	ETF Shares:
Fidelity VIP Asset Manager Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Balanced Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® 5-10 Year Investment Grade Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP Growth Portfolio	Non-Affiliated Class 2:
Fidelity VIP High Income Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Value Fund
Fidelity VIP International Index Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. Discovery Mid Cap Growth Series II
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio
19

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

JPMorgan Insurance Trust	Touchstone Variable Series Trust
Non-Affiliated Class 1:	Affiliated Service Class:
JP Morgan IT Mid Cap Value	Touchstone VST Balanced Fund
Touchstone VST Bond Fund
Morgan Stanley Variable Insurance Funds, Inc.	Touchstone VST Common Stock Fund
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:	The Vanguard Index Funds
Morgan Stanley VIF Emerging Markets Debt Portfolio	ETF Shares:
Morgan Stanley VIF Emerging Markets Equity Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
Morgan Stanley VIF U.S. Real Estate Portfolio	Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Pimco Variable Insurance Trust	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Advisor Class:	Vanguard® Large-Cap Index Fund, ETF Shares
PIMCO VIT All Asset Portfolio	Vanguard® Mega Cap Index Fund, ETF Shares
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	Vanguard® Real Estate Index Fund, ETF Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Short-Term Bond Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

20

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

During the year ended December 31, 2021, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
4/30/2021	American Funds I.S. The Bond Fund of America	American Funds I.S. Bond Fund
4/30/2021	Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

During the year ended December 31, 2020, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
9/30/2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF	iShares® Intermediate-Term Corporate Bond ETF

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2021 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2021-4/16/2021	Touchstone VST Aggressive ETF Fund
1/1/2021-4/16/2021	Touchstone VST Conservative ETF Fund
1/1/2021-4/16/2021	Touchstone VST Moderate ETF Fund
4/17/2021-12/31/2021	Touchstone VST Balanced Fund

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2021 and December 31, 2020 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
1/1/2021-4/16/2021	Touchstone VST Aggressive ETF Fund
1/1/2021-4/16/2021	Touchstone VST Conservative ETF Fund
1/1/2021-4/16/2021	Touchstone VST Moderate ETF Fund
4/17/2021-12/31/2021	Touchstone VST Balanced Fund
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco V.I. Discovery Mid Cap Growth Series II

As a result of restructuring in 2021 or 2020, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Aggressive ETF Fund
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Conservative ETF Fund
4/17/2021	Touchstone VST Balanced Fund	Touchstone VST Moderate ETF Fund
4/30/2020	Invesco V.I. Discovery Mid Cap Growth Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II)	Invesco V.I. Mid Cap Growth Fund

21

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 107 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2021. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

22

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

23

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.
24

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2021 and the cost of investments held at December 31, 2021, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Aggressive ETF Fund (c)	$727,482	$15,795,077	$—
Touchstone VST Balanced Fund (b)	33,527,195	3,414,022	30,249,898
Touchstone VST Bond Fund	2,618,317	1,543,256	15,418,421
Touchstone VST Common Stock Fund	1,508,569	8,175,587	24,364,075
Touchstone VST Conservative ETF Fund (c)	651,410	8,390,270	—
Touchstone VST Moderate ETF Fund (c)	615,477	9,743,782	—
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	192,927	238,170	1,637,439
Fidelity VIP Overseas Portfolio	146,254	199,741	1,280,364
Fidelity VIP Equity-Income Portfolio	1,218,806	1,052,919	8,170,125
Fidelity VIP Growth Portfolio	1,855,957	862,620	6,045,235
Fidelity VIP High Income Portfolio	64,577	32,529	458,846
Fidelity VIP Asset Manager Portfolio	72,875	280,705	2,763,120
Fidelity VIP Contrafund® Portfolio	2,061,189	2,884,681	11,814,307
Fidelity VIP Index 500 Portfolio	128,063	1,095,977	3,698,645
Fidelity VIP Investment Grade Bond Portfolio	110,063	380,336	2,122,990
Fidelity VIP Government Money Market	2,160,947	4,332,185	7,052,131
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	32,406	42,756	211,099
Fidelity VIP Growth Portfolio	157,382	135,508	511,729
Fidelity VIP High Income Portfolio	116,493	200,576	79,042
Fidelity VIP Asset Manager Portfolio	80	242	3,343
Fidelity VIP Contrafund® Portfolio	119,362	111,298	674,587
Fidelity VIP Balanced Portfolio	13,209	4,447	114,137
Fidelity VIP Mid Cap Portfolio	488,840	445,334	2,570,707
Fidelity VIP Overseas Portfolio	267	7,543	—
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	114,476	156,910	1,694,038
Fidelity VIP Balanced Portfolio	1,798,753	1,774,559	8,279,810
Fidelity VIP Bond Index Portfolio	4,414,092	136,781	5,759,299
Fidelity VIP Contrafund® Portfolio	6,924,341	6,528,785	29,071,274
Fidelity VIP Disciplined Small Cap Portfolio	808,433	945,541	1,941,229
Fidelity VIP Equity-Income Portfolio	1,010,353	1,463,855	4,336,408
Fidelity VIP Extended Market Index Portfolio	970,275	929,820	73,013
Fidelity VIP Freedom 2010 Portfolio	23,882	282,768	323,739
Fidelity VIP Freedom 2015 Portfolio	1,107,897	1,086,386	769,258
Fidelity VIP Freedom 2020 Portfolio	407,752	493,307	4,456,646
Fidelity VIP Freedom 2025 Portfolio	1,158,247	1,580,172	6,080,894
Fidelity VIP Freedom 2030 Portfolio	65,550	24,790	757,560
Fidelity VIP Growth Portfolio	8,373,166	3,994,861	18,957,285

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income Portfolio	$1,637,236	$6,266,930	$2,048,135
Fidelity VIP Index 500 Portfolio	6,403,983	10,575,395	30,570,456
Fidelity VIP International Index Portfolio	897,889	39,261	1,220,365
Fidelity VIP Investment Grade Bond Portfolio	6,320,162	4,151,899	33,517,107
Fidelity VIP Mid Cap Portfolio	2,955,052	2,779,465	7,404,074
Fidelity VIP Overseas Portfolio	343,897	528,987	2,252,977
Fidelity VIP Target Volatility Portfolio	1,602,157	163,502	4,468,753
Fidelity VIP Total Market Index Portfolio	1,479,889	111,060	1,887,680
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	661,067	970,721	1,407,318
Franklin Growth and Income VIP Fund	130,258	205,975	1,363,420
Franklin Income VIP Fund	189,035	536,770	3,516,420
JP Morgan IT Mid Cap Value	27,717	44,651	341,010
Morgan Stanley VIF Emerging Markets Debt Portfolio	14,707	36,739	263,976
Morgan Stanley VIF U.S. Real Estate Portfolio	28,065	172,752	1,018,637
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	1,832,360	807,639	6,620,385
Columbia VP – Small Cap Value Fund	711,110	1,323,097	2,667,862
Franklin Growth and Income VIP Fund	972,938	1,276,862	7,761,046
Franklin Income VIP Fund	1,408,737	4,483,178	16,214,750
Franklin Large Cap Growth VIP Fund	3,061,275	1,966,926	7,061,226
Franklin Mutual Shares VIP Fund	2,738,039	3,617,380	21,790,134
Franklin Small Cap Value VIP Fund	783,757	350,534	1,956,597
Invesco V.I. American Franchise Fund	872,729	513,920	3,185,160
Invesco V.I. American Value Fund	1,795,359	2,106,142	9,651,816
Invesco V.I. Comstock Fund	1,336,674	3,087,050	10,221,172
Invesco V.I. International Growth Fund	1,122,227	644,370	4,553,993
Invesco V.I. Discovery Mid Cap Growth Series II (a)	1,193,863	316,538	2,346,963
Templeton Foreign VIP Fund	1,259,374	1,506,004	9,376,160
Templeton Global Bond VIP Fund	151,897	467,168	3,241,749
Templeton Growth VIP Fund	158,230	190,017	2,539,849
Morgan Stanley VIF Emerging Markets Debt Portfolio	149,781	96,929	808,439
Morgan Stanley VIF Emerging Markets Equity Portfolio	1,175,399	1,747,491	1,998,394
Morgan Stanley VIF U.S. Real Estate Portfolio	527,433	1,137,737	3,689,250
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	6,196,720	2,522,041	19,190,293
BlackRock Global Allocation V.I. Fund	874,684	231,438	1,814,921
BlackRock High Yield V.I. Fund	969,126	872,832	953,174
BlackRock Total Return V.I. Fund	577,752	247,909	2,113,765
TOPS® Managed Risk Moderate Growth ETF Portfolio	231,434	351,852	2,991,581
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	1,300,044	316,429	2,788,861
American Funds I.S. Capital Income Builder Fund	285,344	281,057	1,176,479
American Funds I.S. Global Growth Fund	1,055,769	1,949,165	8,877,877
American Funds I.S. Growth Fund	8,070,861	1,775,060	14,132,896
American Funds I.S. Growth-Income Fund	1,568,810	2,746,644	15,961,438
American Funds I.S. New World Fund	630,824	386,673	2,081,195

(a) Name Change. See Note 1.	26
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	$118,514	$134,211	$390,681
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,427,844	917,559	2,030,909
Advisor Class:
PIMCO VIT All Asset Portfolio	148,650	194,490	620,489
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	62,997	37,067	85,901
PIMCO VIT CommodityRealReturn® Strategy Portfolio	162,330	555,371	1,541,077
PIMCO VIT Long-Term U.S. Government Portfolio	182,293	132,471	405,765
PIMCO VIT Low Duration Portfolio	9,777,355	3,950,879	10,509,821
PIMCO VIT Real Return Portfolio	322,334	305,488	852,815
PIMCO VIT Total Return Portfolio	12,653,823	4,430,669	51,400,014
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	35,369	54,120	370,998
Guggenheim VT Multi-Hedge Strategies Fund	18,035	62,329	206,318
Guggenheim VT Long Short Equity Fund	5,559	76,545	100,209
ETF Shares:
iShares® Core S&P 500 ETF	6,955,998	22,521,257	61,081,223
iShares® Core S&P Mid-Cap ETF	2,727,900	7,665,609	19,329,798
iShares® Core S&P Small-Cap ETF	1,903,038	5,139,871	10,247,310
iShares® Core U.S. Aggregate Bond ETF	436,936	280,954	1,938,190
iShares® iBoxx $ High Yield Corporate Bond ETF	135,906	71,064	938,841
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	556,323	265,297	1,493,098
iShares® International Treasury Bond ETF	3,330,898	1,131,336	13,343,580
iShares® S&P 500 Growth ETF	957,262	3,009,053	5,646,819
iShares® S&P 500 Value ETF	180,263	924,587	3,077,686
iShares® TIPS Bond ETF	33,561	61,326	195,467
Vanguard® Developed Markets Index Fund, ETF Shares	1,775,872	2,342,636	12,227,467
Vanguard® Dividend Appreciation Index Fund, ETF Shares	306,546	338,836	1,710,729
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	110,489	113,751	531,402
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	37,200	9,568	249,529
Vanguard® Large-Cap Index Fund, ETF Shares	308,293	385,037	1,489,894
Vanguard® Mega Cap Index Fund, ETF Shares	152,285	308,301	213,557
Vanguard® Real Estate Index Fund, ETF Shares	186,310	329,779	920,562
Vanguard® Short-Term Bond Index Fund, ETF Shares	83,414	67,364	345,757
Vanguard® Total Bond Market Index Fund, ETF Shares	22,449,431	9,883,639	102,707,008

(a) Name Change. See Note 1.	27
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions
The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	VAROOM	1.75	N/A
	VAROOM - Standard Option	2.35	N/A
	VAROOM - Self Styled Option	2.55	N/A
14	VAROOM II	1.90	N/A
	VAROOM II - Standard Option	2.55	N/A
	VAROOM II - Self Styled Option	2.75	N/A
	VAROOM II - Standard Option II	3.00	N/A
	VAROOM II - Self Styled Option II	3.20	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.
28

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

29

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)
5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

30

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Balanced Fund (b)	2,986	$10.68	to	$10.80	$32,062	0.30%	0.60%	to	2.15%	6.77%	to	7.99%
Touchstone VST Bond Fund	1,472	10.64	to	10.92	15,744	2.36%	0.60%	to	1.67%	(2.95)%	to	(1.89)%
Touchstone VST Common Stock Fund	2,229	16.42	to	16.86	36,862	0.37%	0.60%	to	1.67%	25.44%	to	26.80%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	62	29.19	to	29.93	2,406	0.92%	1.10%	to	1.35%	16.67%	to	16.96%
Fidelity VIP Overseas Portfolio	41	15.55	to	18.22	1,898	0.52%	0.60%	to	1.67%	17.70%	to	18.98%
Fidelity VIP Equity-Income Portfolio	100	39.17	to	40.16	9,651	1.87%	1.10%	to	1.35%	23.21%	to	23.52%
Fidelity VIP Growth Portfolio	32			294.60	9,443	—%			1.35%			21.55%
Fidelity VIP High Income Portfolio	14			33.02	458	5.47%			1.35%			3.00%
Fidelity VIP Asset Manager Portfolio	44			75.36	3,292	1.60%			1.35%			8.44%
Fidelity VIP Contrafund® Portfolio	137	79.76	to	81.77	16,975	0.06%	1.10%	to	1.35%	26.11%	to	26.43%
Fidelity VIP Index 500 Portfolio	115	39.64	to	35.86	6,692	1.23%	1.10%	to	1.45%	26.71%	to	27.16%
Fidelity VIP Investment Grade Bond Portfolio	90	14.70	to	17.23	2,201	2.00%	0.60%	to	1.67%	(2.27)%	to	(1.20)%
Fidelity VIP Government Money Market	741	9.81	to	10.08	7,052	0.01%	0.60%	to	3.20%	(1.86)%		(0.59)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	8			31.41	251	1.76%			1.45%			23.02%
Fidelity VIP Growth Portfolio	16	46.51	to	48.31	759	—%	1.10%	to	1.45%	21.30%	to	21.73%
Fidelity VIP High Income Portfolio	4			18.16	78	2.70%			1.45%			2.98%
Fidelity VIP Asset Manager Portfolio	-*			23.31	4	1.46%			1.45%			8.21%
Fidelity VIP Contrafund® Portfolio	17			58.30	1,004	0.05%			1.45%			25.86%
Fidelity VIP Balanced Portfolio	5			33.63	173	0.86%			1.45%			16.41%
Fidelity VIP Mid Cap Portfolio	31	103.62	to	102.11	3,110	0.49%	1.10%	to	1.45%	23.69%	to	24.13%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	92	23.58	to	27.03	2,025	1.41%	0.60%	to	1.67%	7.85%	to	9.02%
Fidelity VIP Balanced Portfolio	344	34.26	to	39.50	10,852	0.71%	0.60%	to	1.67%	16.02%	to	17.28%
Fidelity VIP Bond Index Portfolio	545	10.31	to	10.46	5,670	1.19%	1.00%	to	1.55%	(3.75)%	to	(3.22)%
Fidelity VIP Contrafund® Portfolio	1,029	58.62	to	62.73	43,079	0.03%	0.60%	to	1.67%	25.38%	to	26.75%
Fidelity VIP Disciplined Small Cap Portfolio	106	23.48	to	27.52	2,620	0.17%	0.60%	to	1.67%	18.38%	to	19.67%
Fidelity VIP Equity-Income Portfolio	197	32.68	to	34.49	4,990	1.62%	0.60%	to	1.67%	22.53%	to	23.86%
Fidelity VIP Extended Market Index Portfolio	5	14.37	to	14.57	73	0.49%	1.00%	to	1.55%	19.06%	to	19.72%
Fidelity VIP Freedom 2010 Portfolio	21	17.12	to	20.06	372	0.60%	0.60%	to	1.67%	3.83%	to	4.96%
Fidelity VIP Freedom 2015 Portfolio	43	18.05	to	21.16	796	0.81%	0.60%	to	1.67%	5.60%	to	6.75%
Fidelity VIP Freedom 2020 Portfolio	277	18.64	to	21.85	5,277	0.84%	0.60%	to	1.67%	7.44%	to	8.61%
Fidelity VIP Freedom 2025 Portfolio	358	20.10	to	23.57	7,433	0.84%	0.60%	to	1.67%	8.70%	to	9.89%
Fidelity VIP Freedom 2030 Portfolio	51	20.63	to	24.19	1,072	0.87%	0.60%	to	1.67%	10.20%	to	11.40%
Fidelity VIP Growth Portfolio	473	58.78	to	62.06	22,708	—%	0.60%	to	1.67%	20.85%	to	22.17%
Fidelity VIP High Income Portfolio	106	21.45	to	23.95	2,010	2.34%	0.60%	to	1.67%	2.55%	to	3.66%
Fidelity VIP Index 500 Portfolio	1,557	47.36	to	37.68	51,957	1.05%	0.60%	to	1.67%	26.12%	to	27.49%
Fidelity VIP International Index Portfolio	102	12.22	to	12.39	1,257	3.66%	1.00%	to	1.55%	5.81%	to	6.40%
Fidelity VIP Investment Grade Bond Portfolio	2,276	15.08	to	18.09	34,169	1.83%	0.60%	to	1.67%	(2.55)%	to	(1.49)%
Fidelity VIP Mid Cap Portfolio	222	56.44	to	55.82	8,567	0.35%	0.60%	to	1.67%	23.21%	to	24.55%
Fidelity VIP Overseas Portfolio	156	30.24	to	29.08	2,986	0.32%	0.60%	to	1.67%	17.40%	to	18.67%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	31
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	294	$15.70	to	$16.49	$4,658	0.02%	1.00%	to	1.60%	10.24%	to	10.91%
Fidelity VIP Total Market Index Portfolio	136	15.70	to	15.92	2,149	1.30%	1.00%	to	1.55%	23.44%	to	24.13%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	80	25.70	to	27.63	2,121	—%	1.00%	to	1.67%	30.12%	to	31.01%
Franklin Growth and Income VIP Fund	38	39.25	to	40.24	1,496	2.56%	1.10%	to	1.35%	23.89%	to	24.21%
Franklin Income VIP Fund	120	32.90	to	33.74	3,940	4.68%	1.10%	to	1.35%	15.43%	to	15.72%
JP Morgan IT Mid Cap Value	10	45.83	to	49.95	476	0.92%	1.00%	to	1.67%	27.72%	to	28.59%
Morgan Stanley VIF Emerging Markets Debt Portfolio	9	26.75	to	29.91	250	5.03%	1.00%	to	1.55%	(3.54)%	to	(3.00)%
Morgan Stanley VIF U.S. Real Estate Portfolio	32	41.62	to	45.88	1,472	2.08%	1.00%	to	1.55%	37.64%	to	38.40%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	498	15.13	to	15.88	7,606	1.41%	1.00%	to	1.60%	10.70%	to	11.38%
Columbia VP – Small Cap Value Fund	92	36.54	to	39.83	3,427	0.49%	1.00%	to	1.67%	26.65%	to	27.52%
Franklin Growth and Income VIP Fund	286	34.11	to	36.07	8,539	2.45%	0.60%	to	1.67%	23.15%	to	24.49%
Franklin Income VIP Fund	849	26.29	to	28.15	18,035	4.61%	0.60%	to	1.67%	14.81%	to	16.05%
Franklin Large Cap Growth VIP Fund	204	46.07	to	50.58	8,540	—%	0.60%	to	1.67%	13.35%	to	14.58%
Franklin Mutual Shares VIP Fund	1,262	25.93	to	28.02	23,078	2.92%	0.60%	to	1.67%	17.18%	to	18.45%
Franklin Small Cap Value VIP Fund	93	23.48	to	27.53	2,264	0.89%	0.60%	to	1.67%	23.27%	to	24.61%
Invesco V.I. American Franchise Fund	88	49.10	to	55.07	3,695	—%	0.60%	to	1.67%	9.78%	to	10.98%
Invesco V.I. American Value Fund	503	23.05	to	25.30	12,165	0.24%	1.00%	to	1.67%	25.49%	to	26.35%
Invesco V.I. Comstock Fund	510	35.28	to	37.39	12,528	1.63%	0.60%	to	1.67%	30.82%	to	32.24%
Invesco V.I. International Growth Fund	319	15.19	to	16.21	4,973	1.10%	1.00%	to	1.60%	3.92%	to	4.55%
Invesco V.I. Discovery Mid Cap Growth Series II (a)	165	17.32	to	17.48	2,862	—%	1.00%	to	1.55%	16.95%	to	17.61%
Templeton Foreign VIP Fund	815	18.63	to	18.83	9,356	1.81%	0.60%	to	1.67%	2.42%	to	3.53%
Templeton Global Bond VIP Fund	327	8.18	to	8.62	2,692	—%	1.00%	to	1.60%	(6.51)%	to	(5.94)%
Templeton Growth VIP Fund	135	20.62	to	21.23	2,506	1.10%	0.60%	to	1.67%	3.12%	to	4.24%
Morgan Stanley VIF Emerging Markets Debt Portfolio	46	22.20	to	23.97	767	5.29%	0.60%	to	1.67%	(3.60)%	to	(2.55)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	133	35.64	to	33.64	2,175	0.72%	0.60%	to	1.67%	1.23%	to	2.34%
Morgan Stanley VIF U.S. Real Estate Portfolio	279	35.99	to	37.70	4,507	1.81%	0.60%	to	1.67%	37.11%	to	38.60%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	550	38.36	to	40.94	21,472	—%	1.00%	to	1.60%	18.96%	to	19.68%
BlackRock Global Allocation V.I. Fund	106	15.91	to	16.97	1,734	0.86%	1.00%	to	1.60%	4.71%	to	5.35%
BlackRock High Yield V.I. Fund	73	13.20	to	13.62	983	3.96%	1.00%	to	1.55%	3.58%	to	4.16%
BlackRock Total Return V.I. Fund	193	10.86	to	11.21	2,105	1.26%	1.00%	to	1.55%	(3.22)%	to	(2.68)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	252	13.51	to	14.24	3,460	1.05%	1.00%	to	1.60%	9.21%	to	9.87%
Non-Affiliated Class 4:
American Funds I.S. The Bond Fund of America (a)	248	11.03	to	11.38	2,763	1.45%	1.00%	to	1.55%	(2.13)%	to	(1.58)%
American Funds I.S. Capital Income Builder Fund	105	12.91	to	13.40	1,366	2.53%	1.00%	to	1.55%	12.90%	to	13.53%
American Funds I.S. Global Growth Fund	557	24.40	to	25.63	13,727	0.21%	1.00%	to	1.60%	14.28%	to	14.97%
American Funds I.S. Growth Fund	501	35.42	to	37.20	18,012	0.06%	1.00%	to	1.60%	19.74%	to	20.47%
American Funds I.S. Growth-Income Fund	913	24.05	to	25.26	22,188	0.95%	1.00%	to	1.60%	21.82%	to	22.56%
American Funds I.S. New World Fund	157	15.54	to	16.32	2,497	0.66%	1.00%	to	1.60%	2.96%	to	3.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	11	42.15	to	45.23	476	0.83%	1.10%	to	1.45%	12.84%	to	13.24%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	74	39.35	to	39.32	2,254	0.56%	0.60%	to	1.67%	12.28%	to	13.50%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	32
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2021
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	41	$16.39	to	$17.98	$691	10.90%	1.00%	to	1.67%	14.10%	to	14.88%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	7	10.97	to	11.32	84	1.63%	1.00%	to	1.55%	(3.57)%	to	(3.03)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	356	5.08	to	5.58	1,871	4.04%	1.00%	to	1.67%	30.89%	to	31.78%
PIMCO VIT Long-Term U.S. Government Portfolio	29	12.21	to	12.87	361	1.46%	1.00%	to	1.60%	(6.40)%	to	(5.83)%
PIMCO VIT Low Duration Portfolio	937	10.84	to	11.89	10,477	0.45%	1.00%	to	1.67%	(2.68)%	to	(2.02)%
PIMCO VIT Real Return Portfolio	64	13.63	to	14.95	905	4.82%	1.00%	to	1.67%	3.72%	to	4.43%
PIMCO VIT Total Return Portfolio	3,377	14.19	to	15.57	50,358	1.73%	1.00%	to	1.67%	(3.01)%	to	(2.35)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	58	6.13	to	6.70	361	—%	1.00%	to	1.67%	(0.75)%	to	(0.07)%
Guggenheim VT Multi-Hedge Strategies Fund	24	9.33	to	10.24	232	—%	1.00%	to	1.67%	6.30%	to	7.02%
Guggenheim VT Long Short Equity Fund	9	12.08	to	13.26	120	0.54%	1.00%	to	1.67%	21.73%	to	22.56%
ETF Shares:
iShares® Core S&P 500 ETF	1,202	28.12	to	97.61	105,876	1.32%	1.75%	to	3.20%	12.46%	to	26.50%
iShares® Core S&P Mid-Cap ETF	422	25.88	to	75.39	29,949	1.23%	1.75%	to	3.20%	3.52%	to	22.53%
iShares® Core S&P Small-Cap ETF	212	25.10	to	79.27	15,706	1.55%	1.75%	to	3.20%	0.38%	to	24.38%
iShares® Core U.S. Aggregate Bond ETF	72	24.75	to	29.27	1,858	1.76%	1.75%	to	3.20%	(1.01)%	to	(3.49)%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	25.08	to	36.73	891	4.01%	1.75%	to	3.20%	0.33%	to	1.93%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	52	24.72	to	31.93	1,474	2.30%	1.75%	to	3.20%	(1.13)%	to	(3.38)%
iShares® International Treasury Bond ETF	634	23.31	to	23.13	13,544	0.40%	1.75%	to	3.20%	(6.77)%	to	(10.84)%
iShares® S&P 500 Growth ETF	106	30.22	to	122.55	11,422	0.52%	1.75%	to	3.20%	20.90%	to	29.50%
iShares® S&P 500 Value ETF	62	25.87	to	70.50	4,152	1.91%	1.75%	to	3.20%	3.48%	to	22.54%
iShares® TIPS Bond ETF	7	25.78	to	30.99	201	4.22%	1.75%	to	3.20%	3.12%	to	3.87%
Vanguard® Developed Markets Index Fund, ETF Shares	346	24.48	to	40.90	14,486	3.15%	1.75%	to	3.20%	(2.08)%	to	9.69%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	35	27.53	to	84.16	2,520	1.71%	1.75%	to	3.20%	10.13%	to	21.59%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	19	22.80	to	28.94	572	2.49%	1.75%	to	3.20%	(8.79)%	to	(0.52)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	24.71	to	35.42	244	2.19%	1.75%	to	3.20%	(1.18)%	to	(3.49)%
Vanguard® Large-Cap Index Fund, ETF Shares	27	28.02	to	97.45	2,483	1.31%	1.75%	to	3.20%	12.07%	to	25.17%
Vanguard® Mega Cap Index Fund, ETF Shares	3	28.16	to	100.30	298	1.21%	1.75%	to	3.20%	12.62%	to	25.34%
Vanguard® Real Estate Index Fund, ETF Shares	19	28.41	to	66.96	1,163	2.87%	1.75%	to	3.20%	13.63%	to	38.07%
Vanguard® Short-Term Bond Index Fund, ETF Shares	15	24.33	to	24.69	339	1.16%	1.75%	to	3.20%	(2.67)%	to	(2.82)%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,879	24.76	to	29.39	100,075	1.89%	1.75%	to	3.20%	(0.98)%	to	(3.58)%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	33
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	574	$20.00	to	$28.46	$14,406	1.84%	0.60%	to	1.60%	10.05%	to	11.17%
Touchstone VST Bond Fund	1,394	10.97	to	11.14	15,321	1.82%	0.60%	to	1.60%	7.87%	to	8.96%
Touchstone VST Common Stock Fund	2,717	13.09	to	13.30	35,713	0.59%	0.60%	to	1.67%	21.42%	to	22.74%
Touchstone VST Conservative ETF Fund	436	17.93	to	22.06	8,123	2.51%	0.60%	to	1.75%	7.98%	to	9.24%
Touchstone VST Moderate ETF Fund	456	21.93	to	25.79	9,174	2.07%	0.60%	to	2.15%	8.68%	to	10.40%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	68	25.02	to	25.59	2,251	1.41%	1.10%	to	1.35%	20.74%	to	21.04%
Fidelity VIP Overseas Portfolio	47	13.62	to	14.49	1,766	0.42%	1.00%	to	1.45%	13.94%	to	14.46%
Fidelity VIP Equity-Income Portfolio	111	31.79	to	110.09	8,635	1.77%	1.35%	to	1.35%	5.25%	to	5.25%
Fidelity VIP Growth Portfolio	35			242.37	8,438	0.08%			1.35%			41.95%
Fidelity VIP High Income Portfolio	13			32.06	431	4.58%			1.35%			1.36%
Fidelity VIP Asset Manager Portfolio	47			69.49	3,261	1.46%			1.35%			13.32%
Fidelity VIP Contrafund® Portfolio	159	63.24	to	64.68	15,771	0.25%	1.10%	to	1.35%	28.80%	to	29.13%
Fidelity VIP Index 500 Portfolio	133	31.28	to	27.57	6,181	1.73%	1.35%	to	1.45%	16.52%	to	16.64%
Fidelity VIP Investment Grade Bond Portfolio	105	15.30	to	16.51	2,601	2.16%	1.00%	to	1.55%	7.70%	to	8.30%
Fidelity VIP Government Money Market	951	9.30	to	10.14	9,223	0.27%	0.60%	to	2.75%	(2.44)%	to	(0.28)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9			25.53	238	1.98%			1.45%			5.00%
Fidelity VIP Growth Portfolio	19	38.34	to	39.69	732	0.06%	1.10%	to	1.45%	41.67%	to	42.17%
Fidelity VIP High Income Portfolio	9			17.63	159	6.46%			1.45%			1.16%
Fidelity VIP Asset Manager Portfolio	-*			21.54	4	0.21%			1.45%			13.07%
Fidelity VIP Contrafund® Portfolio	19			46.32	878	0.15%			1.45%			28.54%
Fidelity VIP Balanced Portfolio	5			28.89	150	1.24%			1.45%			20.55%
Fidelity VIP Mid Cap Portfolio	35	83.78	to	80.44	2,860	0.56%	1.35%	to	1.45%	16.33%	to	16.45%
Fidelity VIP Overseas Portfolio	-*			20.92	7	0.09%			1.45%			13.82%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	94	17.37	to	24.79	1,926	0.98%	0.60%	to	1.60%	12.70%	to	13.85%
Fidelity VIP Balanced Portfolio	373	24.08	to	31.89	9,956	1.33%	1.00%	to	1.60%	20.17%	to	20.91%
Fidelity VIP Bond Index Portfolio	137	10.72	to	10.78	1,478	2.86%	1.15%	to	1.55%	5.60%	to	6.03%
Fidelity VIP Contrafund® Portfolio	1,137	46.75	to	49.49	37,962	0.08%	0.60%	to	1.67%	28.06%	to	29.45%
Fidelity VIP Disciplined Small Cap Portfolio	112	20.16	to	21.76	2,331	0.58%	1.00%	to	1.55%	16.29%	to	16.94%
Fidelity VIP Equity-Income Portfolio	234	19.20	to	27.85	4,965	1.75%	0.60%	to	1.60%	4.74%	to	5.80%
Fidelity VIP Extended Market Index Portfolio	1	12.07	to	12.07	9	0.60%	1.55%	to	1.55%	14.39%	to	14.39%
Fidelity VIP Freedom 2010 Portfolio	37	17.03	to	17.63	625	1.07%	1.15%	to	1.60%	10.44%	to	10.95%
Fidelity VIP Freedom 2015 Portfolio	44	17.78	to	18.62	759	0.89%	1.15%	to	1.60%	11.75%	to	12.26%
Fidelity VIP Freedom 2020 Portfolio	295	18.22	to	19.73	5,219	1.07%	1.15%	to	1.60%	12.89%	to	13.40%
Fidelity VIP Freedom 2025 Portfolio	392	19.49	to	21.25	7,454	1.02%	1.15%	to	1.60%	13.83%	to	14.35%
Fidelity VIP Freedom 2030 Portfolio	50	18.78	to	20.12	966	0.91%	1.15%	to	1.55%	14.84%	to	15.30%
Fidelity VIP Growth Portfolio	468	36.04	to	35.55	18,400	0.04%	1.00%	to	1.60%	41.25%	to	42.11%
Fidelity VIP High Income Portfolio	315	17.14	to	23.10	6,559	6.41%	0.60%	to	1.60%	0.78%	to	1.81%
Fidelity VIP Index 500 Portfolio	1,714	37.55	to	29.55	45,169	1.58%	0.60%	to	1.67%	15.98%	to	17.24%
Fidelity VIP International Index Portfolio	34	11.55	to	11.62	396	3.83%	1.15%	to	1.55%	8.63%	to	9.07%
Fidelity VIP Investment Grade Bond Portfolio	2,205	15.48	to	18.36	33,878	2.05%	0.60%	to	1.67%	7.34%	to	8.51%
Fidelity VIP Mid Cap Portfolio	253	22.93	to	44.82	7,937	0.41%	0.60%	to	1.60%	15.98%	to	17.16%
Fidelity VIP Overseas Portfolio	177	25.76	to	24.51	2,875	0.21%	0.60%	to	1.67%	13.41%	to	14.64%
Fidelity VIP Target Volatility Portfolio	235	14.24	to	14.87	3,370	1.30%	1.00%	to	1.60%	7.25%	to	7.90%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	34
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Total Market Index Portfolio	42	$12.72	to	$12.82	$543	3.62%	1.00%	to	1.55%	18.12%	to	18.78%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	88	19.89	to	21.09	1,784	—%	1.00%	to	1.60%	5.76%	to	6.41%
Franklin Growth and Income VIP Fund	43	31.68	to	32.40	1,374	3.83%	1.10%	to	1.35%	4.38%	to	4.64%
Franklin Income VIP Fund	135	28.51	to	29.15	3,855	5.96%	1.10%	to	1.35%	(0.39)%	to	(0.14)%
JP Morgan IT Mid Cap Value	11	36.40	to	38.85	403	1.45%	1.00%	to	1.55%	(1.19)%	to	(0.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	10	27.73	to	30.83	292	4.68%	1.00%	to	1.55%	3.91%	to	4.49%
Morgan Stanley VIF U.S. Real Estate Portfolio	35	30.24	to	33.15	1,199	2.77%	1.00%	to	1.55%	(18.14)%	to	(17.68)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	13.66	to	14.26	5,881	1.52%	1.00%	to	1.60%	4.19%	to	4.82%
Columbia VP – Small Cap Value Fund	107	28.85	to	31.23	3,156	0.34%	1.00%	to	1.67%	6.78%	to	7.51%
Franklin Growth and Income VIP Fund	317	21.48	to	28.98	7,741	3.85%	0.60%	to	1.60%	3.83%	to	4.89%
Franklin Income VIP Fund	1,044	16.24	to	24.26	19,178	5.97%	0.60%	to	1.60%	(0.92)%	to	0.09%
Franklin Large Cap Growth VIP Fund	201	40.64	to	50.02	7,264	—%	1.00%	to	1.67%	42.22%	to	43.19%
Franklin Mutual Shares VIP Fund	1,349	22.13	to	27.08	20,768	2.90%	1.00%	to	1.67%	(6.63)%	to	(5.99)%
Franklin Small Cap Value VIP Fund	76	22.68	to	20.90	1,501	1.37%	1.00%	to	1.60%	3.51%	to	4.14%
Invesco V.I. American Franchise Fund	89	37.07	to	49.62	3,389	—%	0.60%	to	1.60%	39.73%	to	41.14%
Invesco V.I. American Value Fund	513	18.55	to	20.02	9,823	0.69%	1.00%	to	1.60%	(0.76)%	to	(0.15)%
Invesco V.I. Comstock Fund	598	19.59	to	28.27	11,082	2.25%	0.60%	to	1.60%	(2.67)%	to	(1.68)%
Invesco V.I. International Growth Fund	310	14.62	to	15.27	4,632	2.10%	1.15%	to	1.60%	11.92%	to	12.43%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (April 30, 2020)	127	14.81	to	14.85	1,881	—%	1.15%	to	1.55%	48.06%	to	48.47%
Templeton Foreign VIP Fund	836	18.19	to	18.18	9,373	3.48%	0.60%	to	1.67%	(2.81)%	to	(1.75)%
Templeton Global Bond VIP Fund	359	8.75	to	9.17	3,159	8.63%	1.00%	to	1.60%	(6.80)%	to	(6.23)%
Templeton Growth VIP Fund	137	13.23	to	24.29	2,447	2.98%	1.00%	to	1.60%	4.11%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio	44	15.69	to	17.24	771	4.41%	1.00%	to	1.60%	3.84%	to	4.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	148	10.43	to	32.87	2,675	1.36%	0.60%	to	1.60%	12.53%	to	13.68%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	26.25	to	11.37	3,811	2.56%	1.00%	to	1.67%	(18.49)%	to	(17.93)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	556	32.25	to	34.20	18,173	—%	1.00%	to	1.60%	39.25%	to	40.10%
BlackRock Global Allocation V.I. Fund	83	15.19	to	16.11	1,302	1.25%	1.00%	to	1.60%	18.78%	to	19.50%
BlackRock High Yield V.I. Fund	68	12.74	to	13.08	883	5.05%	1.00%	to	1.55%	5.38%	to	5.96%
BlackRock Total Return V.I. Fund	164	11.23	to	11.52	1,841	1.87%	1.00%	to	1.55%	6.87%	to	7.47%
TOPS® Managed Risk Moderate Growth ETF Portfolio	260	12.37	to	12.81	3,258	2.21%	1.15%	to	1.60%	4.20%	to	4.68%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	11.27	to	11.57	1,913	1.97%	1.00%	to	1.55%	7.68%	to	8.29%
American Funds I.S. Capital Income Builder Fund	106	11.43	to	11.80	1,222	2.67%	1.00%	to	1.55%	2.50%	to	3.07%
American Funds I.S. Global Growth Fund	616	21.36	to	22.29	13,271	0.16%	1.00%	to	1.60%	28.08%	to	28.87%
American Funds I.S. Growth Fund	362	29.58	to	30.88	10,809	0.20%	1.00%	to	1.60%	49.29%	to	50.20%
American Funds I.S. Growth-Income Fund	968	19.74	to	20.61	19,289	1.14%	1.00%	to	1.60%	11.44%	to	12.12%
American Funds I.S. New World Fund	146	15.10	to	15.76	2,243	0.04%	1.00%	to	1.60%	21.32%	to	22.06%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	35
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	$37.35	to	$39.05	$463	0.92%	1.35%	to	1.45%	17.70%	to	17.82%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	60	21.77	to	37.88	1,613	0.80%	1.00%	to	1.55%	17.24%	to	17.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	48	14.62	to	15.65	711	4.78%	1.00%	to	1.60%	6.18%	to	6.83%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	5	11.38	to	11.59	61	4.03%	1.15%	to	1.55%	3.82%	to	4.24%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	447	3.88	to	4.23	1,792	6.35%	1.00%	to	1.67%	(0.46)%	to	0.22%
PIMCO VIT Long-Term U.S. Government Portfolio	31	13.09	to	13.50	410	1.59%	1.15%	to	1.55%	15.46%	to	15.93%
PIMCO VIT Low Duration Portfolio	415	11.21	to	12.14	4,771	1.19%	1.00%	to	1.60%	1.24%	to	1.86%
PIMCO VIT Real Return Portfolio	65	13.25	to	14.32	884	1.34%	1.00%	to	1.60%	9.82%	to	10.49%
PIMCO VIT Total Return Portfolio	2,988	14.63	to	15.94	45,640	2.02%	1.00%	to	1.67%	6.73%	to	7.45%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	60	6.18	to	7.87	381	3.70%	1.15%	to	1.67%	0.88%	to	1.42%
Guggenheim VT Multi-Hedge Strategies Fund	28	8.98	to	9.57	262	1.28%	1.00%	to	1.60%	5.67%	to	6.31%
Guggenheim VT Long Short Equity Fund	15	10.31	to	10.82	161	0.80%	1.00%	to	1.60%	3.25%	to	3.88%
ETF Shares:
iShares® Core S&P 500 ETF	1,351	70.24	to	77.16	96,867	1.82%	1.75%	to	2.75%	15.10%	to	16.28%
iShares® Core S&P Mid-Cap ETF	484	58.22	to	61.53	28,686	1.58%	1.75%	to	2.75%	10.43%	to	11.56%
iShares® Core S&P Small-Cap ETF	251	60.20	to	63.73	15,382	1.42%	1.75%	to	2.75%	8.19%	to	9.30%
iShares® Core U.S. Aggregate Bond ETF	65	26.29	to	30.33	1,765	2.17%	1.75%	to	2.75%	4.52%	to	5.60%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	32.21	to	36.03	829	5.08%	1.75%	to	2.75%	1.57%	to	2.62%
iShares® 5-10 Year Investment Grade Corporate Bond ETF	42	29.24	to	33.04	1,236	2.84%	1.75%	to	2.75%	6.63%	to	7.73%
iShares® International Treasury Bond ETF	525	23.63	to	25.94	12,657	—%	1.75%	to	2.75%	7.83%	to	8.94%
iShares® S&P 500 Growth ETF	121	84.40	to	94.63	10,456	0.96%	1.75%	to	2.75%	29.63%	to	30.96%
iShares® S&P 500 Value ETF	73	54.34	to	57.53	4,059	2.64%	1.75%	to	2.75%	(1.62)%	to	(0.61)%
iShares® TIPS Bond ETF	8	24.46	to	29.84	227	1.21%	1.75%	to	2.75%	7.78%	to	8.89%
Vanguard® Developed Markets Index Fund, ETF Shares	360	38.43	to	37.29	13,940	2.38%	1.75%	to	2.75%	6.68%	to	7.77%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	33	61.29	to	69.22	2,090	1.84%	1.75%	to	2.75%	12.21%	to	13.36%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	19	31.12	to	29.09	579	2.24%	1.75%	to	2.75%	12.02%	to	13.17%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	31.68	to	36.71	227	2.66%	1.75%	to	2.75%	6.44%	to	7.54%
Vanguard® Large-Cap Index Fund, ETF Shares	27	71.56	to	77.85	2,030	1.70%	1.75%	to	2.75%	17.66%	to	18.87%
Vanguard® Mega Cap Index Fund, ETF Shares	5	73.27	to	80.02	380	1.77%	1.75%	to	2.75%	18.19%	to	19.40%
Vanguard® Real Estate Index Fund, ETF Shares	22	43.42	to	48.50	971	4.14%	1.75%	to	2.75%	(7.20)%	to	(6.25)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	14	23.25	to	25.07	332	1.79%	1.90%	to	2.75%	1.82%	to	2.71%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,378	26.34	to	30.48	91,221	2.24%	1.75%	to	2.75%	4.75%	to	5.83%

(a) Name Change. See Note 1.
(b) New Underlying Fund. See Note 1.	36
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	581	$18.17	to	$25.60	$13,221	1.73%	0.60%	to	1.60%	20.42%	to	21.65%
Touchstone VST Bond Fund (July 12, 2019)	1,310	10.17	to	10.20	13,329	1.31%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (July 12, 2019)	3,423	10.78	to	10.83	36,938	0.54%	0.60%	to	1.67%	7.77%	to	8.33%
Touchstone VST Conservative ETF Fund	523	15.90	to	20.20	8,958	2.33%	0.60%	to	2.15%	12.99%	to	14.77%
Touchstone VST Moderate ETF Fund	545	20.18	to	23.36	10,043	2.11%	0.60%	to	2.15%	16.41%	to	18.25%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	77	20.72	to	21.14	2,096	1.61%	1.10%	to	1.35%	22.83%	to	23.14%
Fidelity VIP Overseas Portfolio	59	11.80	to	12.66	1,860	1.70%	1.00%	to	1.55%	25.79%	to	26.49%
Fidelity VIP Equity-Income Portfolio	127	30.20	to	104.60	9,354	1.97%			1.35%			25.72%
Fidelity VIP Growth Portfolio	39	170.74	to	170.74	6,738	0.25%			1.35%			32.50%
Fidelity VIP High Income Portfolio	20	31.63	to	31.63	619	4.83%			1.35%			13.55%
Fidelity VIP Asset Manager Portfolio	51	61.33	to	61.33	3,142	1.72%			1.35%			16.65%
Fidelity VIP Contrafund® Portfolio	195	49.10	to	50.09	14,517	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	154	26.85	to	23.64	6,098	1.93%	1.35%	to	1.45%	29.45%	to	29.58%
Fidelity VIP Investment Grade Bond Portfolio	113	14.20	to	15.24	2,604	2.64%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	713	9.53	to	10.17	7,004	2.01%	0.60%	to	2.75%	(0.79)%	to	1.40%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	24.32	to	24.32	216	1.93%			1.45%			25.48%
Fidelity VIP Growth Portfolio	24	27.07	to	27.92	648	0.16%	1.10%	to	1.45%	32.24%	to	32.71%
Fidelity VIP High Income Portfolio	11	17.43	to	17.43	191	6.40%			1.45%			13.25%
Fidelity VIP Asset Manager Portfolio	2	19.05	to	19.05	39	6.54%			1.45%			16.45%
Fidelity VIP Contrafund® Portfolio	24	36.04	to	36.04	855	0.36%			1.45%			29.54%
Fidelity VIP Balanced Portfolio	6	23.97	to	23.97	154	1.66%			1.45%			22.50%
Fidelity VIP Mid Cap Portfolio	41	72.02	to	69.08	2,856	0.76%	1.35%	to	1.45%	21.56%	to	21.68%
Fidelity VIP Overseas Portfolio	2	18.38	to	18.38	29	1.70%			1.45%			25.82%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	123	15.41	to	21.78	2,258	1.99%	0.60%	to	1.60%	16.13%	to	17.30%
Fidelity VIP Balanced Portfolio	327	20.04	to	26.38	7,612	1.63%	1.00%	to	1.60%	22.13%	to	22.87%
Fidelity VIP Bond Index Portfolio (July 12, 2019)	1	10.15	to	10.16	15	4.30%	1.35%	to	1.55%	1.48%	to	1.58%
Fidelity VIP Contrafund® Portfolio	1,353	36.51	to	38.23	34,892	0.21%	0.60%	to	1.67%	29.08%	to	30.49%
Fidelity VIP Disciplined Small Cap Portfolio	121	17.34	to	18.61	2,159	0.80%	1.00%	to	1.55%	21.46%	to	22.14%
Fidelity VIP Equity-Income Portfolio	297	18.33	to	26.32	5,496	1.90%	0.60%	to	1.60%	25.08%	to	26.34%
Fidelity VIP Freedom 2010 Portfolio	39	15.42	to	15.89	592	1.23%	1.15%	to	1.60%	13.90%	to	14.42%
Fidelity VIP Freedom 2015 Portfolio	57	15.91	to	16.59	886	1.38%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	296	16.14	to	17.39	4,642	1.80%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	301	17.12	to	18.58	4,987	1.79%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	56	16.36	to	17.45	947	1.79%	1.15%	to	1.55%	22.19%	to	22.69%
Fidelity VIP Growth Portfolio	496	25.51	to	25.02	13,650	0.05%	1.00%	to	1.60%	31.83%	to	32.64%
Fidelity VIP High Income Portfolio	354	20.77	to	22.69	7,302	5.27%	0.60%	to	1.67%	12.85%	to	14.08%
Fidelity VIP Index 500 Portfolio	2,002	32.38	to	25.21	45,456	1.77%	0.60%	to	1.67%	28.83%	to	30.23%
Fidelity VIP International Index Portfolio (July 12, 2019)	*-			10.63	2	2.22%			1.55%			6.32%
Fidelity VIP Investment Grade Bond Portfolio	2,437	14.42	to	16.92	34,874	2.51%	0.60%	to	1.67%	7.58%	to	8.75%
Fidelity VIP Mid Cap Portfolio	313	39.52	to	38.25	8,650	0.68%	0.60%	to	1.67%	21.12%	to	22.43%
Fidelity VIP Overseas Portfolio	207	22.72	to	21.38	2,925	1.48%	0.60%	to	1.67%	25.37%	to	26.74%

(a) Name Change. See Note 1.
37
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	236	$13.28	to	$13.65	$3,155	1.40%	1.15%	to	1.60%	16.75%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	88	18.69	to	19.82	1,678	—%	1.00%	to	1.67%	29.43%	to	30.31%
Franklin Growth and Income VIP Fund	59	30.35	to	30.96	1,789	2.55%	1.10%	to	1.35%	24.35%	to	24.67%
Franklin Income VIP Fund	149	28.62	to	29.19	4,269	5.47%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	12	36.84	to	39.09	437	1.49%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	11	26.69	to	29.51	312	5.21%	1.00%	to	1.55%	12.48%	to	13.11%
Morgan Stanley VIF U.S. Real Estate Portfolio	37	36.94	to	40.27	1,535	1.87%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	425	13.11	to	13.61	5,606	2.26%	1.00%	to	1.60%	16.10%	to	16.81%
Columbia VP – Small Cap Value Fund	114	27.02	to	29.05	3,151	0.27%	1.00%	to	1.67%	18.97%	to	19.78%
Franklin Growth and Income VIP Fund	344	20.68	to	30.90	7,787	2.27%	1.00%	to	1.60%	23.65%	to	24.40%
Franklin Income VIP Fund	1,096	23.13	to	24.23	20,518	5.39%	0.60%	to	1.67%	14.12%	to	15.36%
Franklin Large Cap Growth VIP Fund	214	28.58	to	34.94	5,500	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	1,303	23.70	to	28.81	21,560	1.85%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	84	21.91	to	20.07	1,612	0.96%	1.00%	to	1.60%	24.33%	to	25.09%
Invesco V.I. American Franchise Fund	112	26.53	to	35.16	3,119	—%	0.60%	to	1.60%	34.25%	to	35.61%
Invesco V.I. American Value Fund	468	18.70	to	20.05	8,988	0.44%	1.00%	to	1.60%	22.72%	to	23.46%
Invesco V.I. Comstock Fund	585	20.13	to	28.76	11,117	1.74%	0.60%	to	1.60%	22.94%	to	24.19%
Invesco V.I. International Growth Fund	346	13.06	to	13.77	4,592	1.32%	1.00%	to	1.60%	26.19%	to	26.96%
Invesco V.I. Mid Cap Growth Fund	58	15.17	to	15.40	888	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	824	18.71	to	18.51	9,568	1.68%	0.60%	to	1.67%	10.65%	to	11.85%
Templeton Global Bond VIP Fund	414	9.39	to	9.77	3,914	6.88%	1.00%	to	1.60%	0.38%	to	0.99%
Templeton Growth VIP Fund	152	12.71	to	23.19	2,634	2.78%	1.00%	to	1.60%	13.31%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	50	22.19	to	16.50	852	5.34%	1.00%	to	1.67%	12.26%	to	13.03%
Morgan Stanley VIF Emerging Markets Equity Portfolio	184	31.30	to	28.91	2,861	1.05%	0.60%	to	1.67%	17.52%	to	18.80%
Morgan Stanley VIF U.S. Real Estate Portfolio	297	32.21	to	13.85	4,309	1.75%	1.00%	to	1.67%	16.69%	to	17.49%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	616	23.16	to	24.41	14,423	—%	1.00%	to	1.60%	29.45%	to	30.23%
BlackRock Global Allocation V.I. Fund	99	12.79	to	13.48	1,299	1.11%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	60	12.09	to	12.34	737	5.15%	1.00%	to	1.55%	13.08%	to	13.71%
BlackRock Total Return V.I. Fund	153	10.50	to	10.66	1,615	2.61%	1.15%	to	1.55%	7.46%	to	7.89%
TOPS® Managed Risk Moderate Growth ETF Portfolio	281	11.87	to	12.24	3,362	2.07%	1.15%	to	1.60%	14.31%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	163	10.47	to	10.68	1,716	2.52%	1.00%	to	1.55%	7.39%	to	7.99%
American Funds I.S. Capital Income Builder Fund	95	11.16	to	11.45	1,071	2.75%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	725	16.67	to	17.30	12,177	0.90%	1.00%	to	1.60%	32.72%	to	33.53%
American Funds I.S. Growth Fund	378	19.82	to	20.56	7,539	0.58%	1.00%	to	1.60%	28.35%	to	29.14%
American Funds I.S. Growth-Income Fund	1,120	17.72	to	18.38	20,000	1.46%	1.00%	to	1.60%	23.84%	to	24.60%
American Funds I.S. New World Fund	143	12.44	to	12.91	1,808	0.83%	1.00%	to	1.60%	26.76%	to	27.53%

(a) Name Change. See Note 1.
38
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	$31.74	to	$33.15	$463	1.20%	1.35%	to	1.45%	23.41%	to	23.53%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	64	29.93	to	32.13	1,485	0.80%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	63	13.77	to	14.65	879	2.82%	1.00%	to	1.60%	9.96%	to	10.63%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.18	48	1.71%	1.00%	to	1.55%	5.25%	to	5.84%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	453	3.90	to	4.22	1,818	4.34%	1.00%	to	1.67%	9.49%	to	10.24%
PIMCO VIT Long-Term U.S. Government Portfolio	24	11.34	to	11.77	271	2.01%	1.00%	to	1.55%	11.45%	to	12.08%
PIMCO VIT Low Duration Portfolio	416	11.07	to	11.92	4,715	2.69%	1.00%	to	1.60%	2.26%	to	2.88%
PIMCO VIT Real Return Portfolio	86	12.06	to	12.96	1,056	1.51%	1.00%	to	1.60%	6.60%	to	7.25%
PIMCO VIT Total Return Portfolio	3,018	13.71	to	14.84	42,996	2.91%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	68	6.12	to	6.49	421	0.95%	1.15%	to	1.67%	6.34%	to	6.90%
Guggenheim VT Multi-Hedge Strategies Fund	30	8.31	to	9.00	264	2.44%	1.00%	to	1.67%	3.26%	to	3.96%
Guggenheim VT Long Short Equity Fund	18	9.62	to	10.41	188	0.58%	1.00%	to	1.67%	3.78%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	1,436	61.03	to	66.36	89,258	2.28%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	481	52.72	to	55.15	25,733	1.74%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	238	55.65	to	58.31	13,455	1.54%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	58	25.15	to	28.72	1,505	2.75%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	31.71	to	35.11	863	5.08%	1.75%	to	2.75%	10.95%	to	12.09%
iShares® Intermediate-Term Corporate Bond ETF	44	27.42	to	29.42	1,228	3.54%	1.90%	to	2.75%	11.45%	to	12.42%
iShares® International Treasury Bond ETF	516	21.92	to	23.81	11,525	0.25%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	144	65.11	to	72.26	9,626	1.76%	1.75%	to	2.75%	27.17%	to	28.48%
iShares® S&P 500 Value ETF	73	55.23	to	57.88	4,116	2.32%	1.75%	to	2.75%	28.00%	to	29.32%
iShares® TIPS Bond ETF	8	22.69	to	27.40	209	1.78%	1.75%	to	2.75%	5.37%	to	6.45%
Vanguard® Developed Markets Index Fund, ETF Shares	349	36.02	to	34.60	12,626	3.22%	1.75%	to	2.75%	19.22%	to	20.45%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	54.62	to	61.06	2,182	1.85%	1.75%	to	2.75%	26.04%	to	27.34%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	20	27.78	to	25.70	539	3.44%	1.75%	to	2.75%	17.42%	to	18.63%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	29.76	to	34.13	229	3.46%	1.75%	to	2.75%	10.96%	to	12.10%
Vanguard® Large-Cap Index Fund, ETF Shares	29	60.81	to	65.49	1,836	1.98%	1.75%	to	2.75%	27.62%	to	28.93%
Vanguard® Mega Cap Index Fund, ETF Shares	3	61.99	to	67.02	184	2.07%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	19	46.79	to	51.73	946	3.57%	1.75%	to	2.75%	25.32%	to	26.60%
Vanguard® Short-Term Bond Index Fund, ETF Shares	14	22.83	to	24.41	324	2.28%	1.90%	to	2.75%	2.10%	to	2.99%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,300	25.14	to	28.81	84,890	2.77%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.
39
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Active Bond Fund	956	$13.20	to	$16.66	$12,626	2.12%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	613	15.09	to	21.04	11,522	1.70%	0.60%	to	1.60%	(9.32)%	to	(8.40)%
Touchstone VST Conservative ETF Fund	730	14.07	to	17.60	10,989	1.69%	0.60%	to	2.15%	(6.10)%	to	(4.60)%
Touchstone VST Focused Fund	974	30.76	to	30.50	23,674	0.46%	0.60%	to	1.67%	(9.52)%	to	(8.53)%
Touchstone VST Large Cap Core Equity Fund	739	21.94	to	20.42	13,220	0.52%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	607	17.34	to	19.76	9,608	1.83%	0.60%	to	2.15%	(8.05)%	to	(6.59)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	95	16.87	to	17.17	2,129	1.43%	1.10%	to	1.35%	(5.52)%	to	(5.28)%
Fidelity VIP Overseas Portfolio	64	9.38	to	10.01	1,632	1.49%	1.00%	to	1.55%	(16.14)%	to	(15.66)%
Fidelity VIP Equity-Income Portfolio	144	24.02	to	83.20	8,362	2.22%			1.35%			(9.54)%
Fidelity VIP Growth Portfolio	48	128.86	to	128.86	6,247	0.24%			1.35%			(1.52)%
Fidelity VIP High Income Portfolio	21	27.86	to	27.86	577	4.35%			1.35%			(4.60)%
Fidelity VIP Asset Manager Portfolio	57	52.57	to	52.57	3,001	1.64%			1.35%			(6.63)%
Fidelity VIP Contrafund® Portfolio	218	37.83	to	38.49	12,481	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	171	20.74	to	18.24	5,271	1.84%	1.35%	to	1.45%	(5.88)%	to	(5.79)%
Fidelity VIP Investment Grade Bond Portfolio	130	13.15	to	14.04	2,744	2.33%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	892	9.61	to	10.03	8,709	1.64%	0.60%	to	2.75%	(1.16)%	to	1.04%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	19.38	to	19.38	175	1.97%			1.45%			(9.74)%
Fidelity VIP Growth Portfolio	27	20.47	to	21.04	551	0.15%	1.10%	to	1.45%	(1.73)%	to	(1.38)%
Fidelity VIP High Income Portfolio	9	15.39	to	15.39	133	4.65%			1.45%			(5.01)%
Fidelity VIP Asset Manager Portfolio	-*	16.36	to	16.36	3	1.59%			1.45%			(6.82)%
Fidelity VIP Contrafund® Portfolio	27	27.82	to	27.82	745	0.60%			1.45%			(7.85)%
Fidelity VIP Balanced Portfolio	7	19.56	to	19.56	132	1.45%			1.45%			(5.66)%
Fidelity VIP Mid Cap Portfolio	47	59.25	to	56.77	2,703	0.54%	1.35%	to	1.45%	(15.88)%	to	(15.80)%
Fidelity VIP Overseas Portfolio	2	14.61	to	14.61	30	1.48%			1.45%			(16.13)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	97	13.27	to	18.57	1,505	1.36%	0.60%	to	1.60%	(7.13)%	to	(6.18)%
Fidelity VIP Balanced Portfolio	315	16.41	to	21.47	5,976	1.26%	1.00%	to	1.60%	(5.98)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	1,560	28.28	to	29.30	31,342	0.44%	0.60%	to	1.67%	(8.21)%	to	(7.20)%
Fidelity VIP Disciplined Small Cap Portfolio	125	17.39	to	15.24	1,824	0.58%	1.00%	to	1.60%	(14.69)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	258	14.65	to	20.83	3,945	1.94%	0.60%	to	1.60%	(10.01)%	to	(9.09)%
Fidelity VIP Freedom 2010 Portfolio	48	13.54	to	13.89	644	1.06%	1.15%	to	1.60%	(5.80)%	to	(5.37)%
Fidelity VIP Freedom 2015 Portfolio	96	13.70	to	14.22	1,279	1.36%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	308	13.68	to	14.68	4,091	1.27%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	315	14.32	to	15.47	4,350	1.23%	1.15%	to	1.60%	(8.28)%	to	(7.85)%
Fidelity VIP Freedom 2030 Portfolio	56	13.39	to	14.23	769	1.38%	1.15%	to	1.55%	(9.49)%	to	(9.12)%
Fidelity VIP Growth Portfolio	487	19.35	to	18.86	10,073	0.04%	1.00%	to	1.60%	(2.03)%	to	(1.43)%
Fidelity VIP High Income Portfolio	332	18.40	to	19.89	6,042	4.74%	0.60%	to	1.67%	(5.24)%	to	(4.21)%
Fidelity VIP Index 500 Portfolio	2,231	25.13	to	19.36	39,191	1.57%	0.60%	to	1.67%	(6.33)%	to	(5.30)%
Fidelity VIP Investment Grade Bond Portfolio	2,436	13.40	to	15.56	32,215	2.28%	0.60%	to	1.67%	(2.45)%	to	(1.39)%
Fidelity VIP Mid Cap Portfolio	309	32.63	to	31.24	7,328	0.39%	0.60%	to	1.67%	(16.20)%	to	(15.29)%
Fidelity VIP Overseas Portfolio	247	18.12	to	16.87	2,773	1.27%	0.60%	to	1.67%	(16.48)%	to	(15.57)%

40

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	257	$11.38	to	$11.64	$2,942	1.54%	1.15%	to	1.60%	(7.50)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	92	14.44	to	15.21	1,362	—%	1.00%	to	1.67%	(14.75)%	to	(14.16)%
Franklin Growth and Income VIP Fund	74	24.41	to	24.83	1,803	2.62%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	162	24.92	to	25.36	4,041	5.05%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	17	29.52	to	31.15	506	1.00%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	13	23.73	to	26.09	336	5.69%	1.00%	to	1.55%	(8.39)%	to	(7.88)%
Morgan Stanley VIF U.S. Real Estate Portfolio	40	31.55	to	34.20	1,406	2.74%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	11.30	to	11.65	4,846	1.35%	1.00%	to	1.60%	(6.42)%	to	(5.85)%
Columbia VP – Small Cap Value Fund	122	22.71	to	24.25	2,828	0.19%	1.00%	to	1.67%	(19.54)%	to	(18.99)%
Franklin Growth and Income VIP Fund	346	21.60	to	24.84	6,447	2.39%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	1,149	20.27	to	21.01	18,891	4.97%	0.60%	to	1.67%	(5.91)%	to	(4.88)%
Franklin Large Cap Growth VIP Fund	241	21.59	to	26.22	4,465	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	1,349	19.66	to	23.74	18,412	2.38%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	90	14.82	to	16.05	1,380	0.92%	1.00%	to	1.67%	(14.34)%	to	(13.75)%
Invesco V.I. American Franchise Fund	149	19.76	to	25.93	3,068	—%	0.60%	to	1.60%	(5.44)%	to	(4.47)%
Invesco V.I. American Value Fund	424	15.23	to	16.24	6,598	0.21%	1.00%	to	1.60%	(14.27)%	to	(13.74)%
Invesco V.I. Comstock Fund	589	16.37	to	23.16	9,023	1.41%	0.60%	to	1.60%	(13.78)%	to	(12.89)%
Invesco V.I. International Growth Fund	346	10.35	to	10.84	3,627	1.87%	1.00%	to	1.60%	(16.57)%	to	(16.06)%
Invesco V.I. Mid Cap Growth Fund	39	11.50	to	11.67	453	—%	1.00%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	863	16.91	to	16.55	8,991	2.67%	0.60%	to	1.67%	(16.86)%	to	(15.95)%
Templeton Global Bond VIP Fund	504	9.35	to	9.68	4,738	—%	1.00%	to	1.60%	0.30%	to	0.91%
Templeton Growth VIP Fund	168	16.98	to	20.34	2,577	1.98%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	19.77	to	14.60	888	5.91%	1.00%	to	1.67%	(8.60)%	to	(7.98)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	198	26.64	to	24.34	2,637	0.35%	0.60%	to	1.67%	(18.90)%	to	(18.01)%
Morgan Stanley VIF U.S. Real Estate Portfolio	291	27.60	to	11.79	3,618	2.47%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	528	17.89	to	18.75	9,543	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	132	11.04	to	11.57	1,488	0.76%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	52	10.69	to	10.85	557	5.26%	1.00%	to	1.55%	(4.41)%	to	(3.88)%
BlackRock Total Return V.I. Fund	152	9.78	to	9.88	1,490	2.48%	1.15%	to	1.55%	(2.27)%	to	(1.88)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	358	10.39	to	10.66	3,745	1.56%	1.15%	to	1.60%	(8.87)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	9.75	to	9.89	1,645	2.47%	1.00%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	74	9.63	to	9.83	712	2.72%	1.00%	to	1.55%	(8.69)%	to	(8.18)%
American Funds I.S. Global Growth Fund	861	12.56	to	12.95	10,883	0.49%	1.00%	to	1.60%	(10.70)%	to	(10.15)%
American Funds I.S. Growth Fund	358	15.44	to	15.92	5,548	0.27%	1.00%	to	1.60%	(2.10)%	to	(1.50)%
American Funds I.S. Growth-Income Fund	1,249	14.31	to	14.75	17,974	1.21%	1.00%	to	1.60%	(3.63)%	to	(3.04)%
American Funds I.S. New World Fund	122	9.82	to	10.12	1,210	0.75%	1.00%	to	1.60%	(15.63)%	to	(15.11)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	18	25.72	to	26.83	469	1.04%	1.35%	to	1.45%	(12.52)%	to	(12.43)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	95	24.37	to	25.99	1,706	0.61%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	66	12.52	to	13.24	839	2.66%	1.00%	to	1.60%	(6.97)%	to	(6.40)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	12	10.41	to	10.57	129	1.28%	1.00%	to	1.55%	0.43%	to	0.99%
41

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class (continued):
PIMCO VIT CommodityRealReturn® Strategy Portfolio	450	$3.56	to	$3.83	$1,649	1.97%	1.00%	to	1.67%	(15.64)%	to	(15.06)%
PIMCO VIT Long-Term U.S. Government Portfolio	25	10.17	to	10.50	260	2.30%	1.00%	to	1.55%	(4.00)%	to	(3.46)%
PIMCO VIT Low Duration Portfolio	482	10.77	to	11.58	5,314	1.84%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	109	11.24	to	12.08	1,263	2.53%	1.00%	to	1.67%	(3.88)%	to	(3.29)%
PIMCO VIT Total Return Portfolio	2,997	12.88	to	13.84	39,923	2.44%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	105	5.76	to	6.07	615	—%	1.15%	to	1.67%	(10.55)%	to	(10.08)%
Guggenheim VT Multi-Hedge Strategies Fund	49	8.05	to	8.66	412	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	21	9.27	to	9.97	206	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	1,549	47.81	to	51.46	75,243	1.88%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	492	42.99	to	44.52	21,442	1.48%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	236	46.59	to	48.32	11,126	1.34%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	53	23.84	to	26.95	1,310	2.73%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	28.58	to	31.33	771	5.23%	1.75%	to	2.75%	(4.72)%	to	(3.74)%
iShares® Intermediate-Term Corporate Bond ETF	49	24.60	to	26.17	1,219	3.30%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	497	21.72	to	23.36	10,979	0.31%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	154	51.20	to	56.24	8,060	1.17%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	80	43.15	to	44.76	3,531	2.44%	1.75%	to	2.75%	(11.70)%	to	(10.78)%
iShares® TIPS Bond ETF	8	21.53	to	25.74	198	2.64%	1.75%	to	2.75%	(4.15)%	to	(3.16)%
Vanguard® Developed Markets Index Fund, ETF Shares	358	30.21	to	28.72	10,858	2.90%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	44	43.33	to	47.95	1,973	1.88%	1.75%	to	2.75%	(4.79)%	to	(3.80)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	21	23.66	to	21.67	476	2.43%	1.75%	to	2.75%	(17.12)%	to	(16.26)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	26.82	to	30.45	216	3.55%	1.75%	to	2.75%	(4.45)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	32	47.65	to	50.79	1,543	1.88%	1.75%	to	2.75%	(7.09)%	to	(6.13)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.60	to	52.01	120	1.92%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	19	37.33	to	40.86	744	4.48%	1.75%	to	2.75%	(8.63)%	to	(7.68)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	15	22.36	to	23.70	348	2.00%	1.90%	to	2.75%	(1.46)%	to	(0.60)%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,345	23.75	to	26.94	81,116	2.80%	1.75%	to	2.75%	(2.88)%	to	(1.87)%
42

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	943	$13.64 to $17.11	$12,868	2.67%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	661	22.46 to 22.97	13,658	1.78%	0.60% to 2.15%	14.78% to 16.59%
Touchstone VST Conservative ETF Fund	609	14.98 to 18.45	9,655	2.04%	0.60% to 2.15%	7.70% to 9.40%
Touchstone VST Focused Fund	1,092	34.00 to 33.35	29,043	0.51%	0.60% to 1.67%	11.75% to 12.96%
Touchstone VST Large Cap Core Equity Fund	992	23.86 to 22.06	18,755	0.65%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	718	18.85 to 21.15	12,221	1.99%	0.60% to 2.15%	11.22% to 12.98%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	107	17.86 to 18.12	2,519	1.45%	1.10% to 1.35%	14.86% to 15.15%
Fidelity VIP Overseas Portfolio	73	11.19 to 11.87	2,174	1.39%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	164	26.55 to 91.97	10,332	1.69%	1.35%	11.38%
Fidelity VIP Growth Portfolio	53	130.85	6,935	0.21%	1.35%	33.32%
Fidelity VIP High Income Portfolio	38	29.20	1,118	5.26%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	64	56.31	3,588	1.85%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	251	40.96 to 41.57	15,539	0.99%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	186	22.04 to 19.36	6,150	1.75%	1.35% to 1.45%	19.95% to 20.08%
Fidelity VIP Investment Grade Bond Portfolio	162	13.43 to 14.26	3,418	2.29%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	822	9.72 to 9.93	7,990	0.65%	0.60% to 2.75%	(2.08%) to 0.07%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	17	21.47	371	1.64%	1.45%	11.17%
Fidelity VIP Growth Portfolio	33	20.83 to 21.33	695	0.13%	1.10% to 1.45%	33.05% to 33.52%
Fidelity VIP High Income Portfolio	18	16.20	291	6.54%	1.45%	5.52%
Fidelity VIP Asset Manager Portfolio	*-	17.56	4	0.92%	1.45%	12.29%
Fidelity VIP Contrafund® Portfolio	40	30.19	1,209	0.97%	1.45%	20.00%
Fidelity VIP Balanced Portfolio	7	20.74	142	1.41%	1.45%	14.57%
Fidelity VIP Mid Cap Portfolio	55	70.43 to 67.42	3,773	0.60%	1.35% to 1.45%	18.96% to 19.08%
Fidelity VIP Overseas Portfolio	2	17.42	37	1.35%	1.45%	28.22%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	101	14.29 to 19.79	1,684	1.62%	0.60% to 1.60%	11.93% to 13.06%
Fidelity VIP Balanced Portfolio	330	17.45 to 22.69	6,663	1.28%	1.00% to 1.60%	14.27% to 14.96%
Fidelity VIP Contrafund® Portfolio	1,761	30.81 to 31.57	38,466	0.79%	0.60% to 1.67%	19.56% to 20.86%
Fidelity VIP Disciplined Small Cap Portfolio	130	20.39 to 17.75	2,226	0.51%	1.00% to 1.60%	5.09% to 5.73%
Fidelity VIP Equity-Income Portfolio	297	22.67 to 22.91	5,142	1.47%	0.60% to 1.67%	10.78% to 11.98%
Fidelity VIP Freedom 2010 Portfolio	45	14.37 to 14.68	635	1.20%	1.15% to 1.60%	11.00% to 11.50%
Fidelity VIP Freedom 2015 Portfolio	106	14.70 to 15.19	1,521	1.17%	1.15% to 1.60%	12.97% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	361	14.13 to 15.81	5,177	1.26%	1.15% to 1.67%	14.33% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	312	15.61 to 16.79	4,686	1.27%	1.15% to 1.60%	15.69% to 16.22%
Fidelity VIP Freedom 2030 Portfolio	42	14.79 to 15.65	629	1.20%	1.15% to 1.55%	18.83% to 19.31%
Fidelity VIP Growth Portfolio	432	19.75 to 19.14	9,070	0.07%	1.00% to 1.60%	32.67% to 33.47%
Fidelity VIP High Income Portfolio	684	19.42 to 20.76	13,128	6.21%	0.60% to 1.67%	5.13% to 6.27%
Fidelity VIP Index 500 Portfolio	2,182	26.83 to 20.44	40,812	1.58%	0.60% to 1.67%	19.39% to 20.68%
Fidelity VIP Investment Grade Bond Portfolio	2,463	13.74 to 15.78	33,192	2.26%	0.60% to 1.67%	2.26% to 3.37%
Fidelity VIP Mid Cap Portfolio	355	38.94 to 36.88	9,895	0.49%	0.60% to 1.67%	18.53% to 19.82%
Fidelity VIP Overseas Portfolio	274	21.69 to 19.98	3,674	1.17%	0.60% to 1.67%	27.83% to 29.21%
*- Less than 500.
43

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	270	$12.30 to $12.53	$3,343	1.16%	1.15% to 1.60%	14.44% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	97	16.94 to 17.72	1,663	—%	1.00% to 1.67%	11.65% to 12.41%
Franklin Growth and Income VIP Fund	79	25.87 to 26.26	2,040	6.11%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	201	26.34 to 26.73	5,285	4.24%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	23	34.01 to 35.69	779	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	18	25.90 to 28.32	496	5.07%	1.00% to 1.55%	8.02% to 8.62%
Morgan Stanley VIF U.S. Real Estate Portfolio	49	34.73 to 37.43	1,914	1.45%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	421	12.07 to 12.37	5,098	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP – Small Cap Value Fund	153	28.23 to 29.94	4,409	0.31%	1.00% to 1.67%	12.09% to 12.85%
Franklin Growth and Income VIP Fund	409	23.03 to 26.29	8,001	5.82%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	1,340	21.54 to 22.08	23,474	4.12%	0.60% to 1.67%	7.85% to 9.02%
Franklin Large Cap Growth VIP Fund	277	22.29 to 26.88	5,125	0.57%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	1,438	21.99 to 26.37	21,855	2.27%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	93	17.30 to 18.61	1,665	0.52%	1.00% to 1.67%	8.81% to 9.55%
Invesco V.I. American Franchise Fund	137	25.27 to 27.14	2,966	—%	0.60% to 1.67%	24.91% to 26.27%
Invesco V.I. American Value Fund	362	17.77 to 18.83	6,524	0.63%	1.00% to 1.60%	7.93% to 8.59%
Invesco V.I. Comstock Fund	630	18.99 to 26.58	11,076	2.02%	0.60% to 1.60%	15.70% to 16.87%
Invesco V.I. International Growth Fund	334	12.40 to 12.92	4,183	1.25%	1.00% to 1.60%	20.77% to 21.50%
Invesco V.I. Mid Cap Growth Fund	21	12.41 to 12.49	265	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	1,051	20.34 to 19.69	12,808	2.68%	0.60% to 1.67%	14.75% to 16.00%
Templeton Global Bond VIP Fund	536	9.32 to 9.59	5,018	—%	1.00% to 1.60%	0.30% to 0.91%
Templeton Growth VIP Fund	180	20.28 to 24.13	3,324	1.64%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	106	21.63 to 15.86	1,683	5.36%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	215	32.84 to 29.69	3,789	0.62%	0.60% to 1.67%	32.82% to 34.26%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	30.50 to 12.94	4,448	1.25%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	466	17.80 to 18.54	8,359	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	164	12.14 to 12.64	2,030	1.24%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	19	11.19 to 11.29	208	4.89%	1.00% to 1.55%	5.41% to 6.00%
BlackRock Total Return V.I. Fund	85	10.00 to 10.07	856	2.24%	1.15% to 1.55%	1.61% to 2.02%
TOPS® Managed Risk Moderate Growth ETF Portfolio	373	11.40 to 11.64	4,269	1.62%	1.15% to 1.60%	12.02% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	113	9.99 to 10.06	1,127	2.30%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	61	10.55 to 10.71	640	2.60%	1.00% to 1.55%	10.91% to 11.53%
American Funds I.S. Global Growth Fund	921	14.07 to 14.42	13,020	0.58%	1.00% to 1.60%	29.03% to 29.81%
American Funds I.S. Growth Fund	306	15.77 to 16.16	4,842	0.48%	1.00% to 1.60%	25.95% to 26.71%
American Funds I.S. Growth-Income Fund	1,304	14.85 to 15.22	19,458	1.32%	1.00% to 1.60%	20.13% to 20.86%
American Funds I.S. New World Fund	86	11.63 to 11.92	1,009	0.89%	1.00% to 1.60%	27.00% to 27.77%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	16	29.40 to 30.64	475	0.97%	1.35% to 1.45%	12.68% to 12.79%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	85	27.99 to 29.64	1,709	0.56%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	128	13.25 to 14.15	1,744	4.41%	1.00% to 1.67%	11.49% to 12.25%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.37 to 10.46	42	6.06%	1.00% to 1.55%	1.08% to 1.64%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	583	4.22 to 4.51	2,520	11.11%	1.00% to 1.67%	0.35% to 1.03%
PIMCO VIT Long-Term U.S. Government Portfolio	33	10.57 to 10.88	353	2.08%	1.00% to 1.60%	7.11% to 7.76%
PIMCO VIT Low Duration Portfolio	396	10.93 to 11.67	4,425	1.30%	1.00% to 1.67%	(0.44%) to 0.24%
PIMCO VIT Real Return Portfolio	109	11.70 to 12.49	1,310	2.30%	1.00% to 1.67%	1.83% to 2.52%
PIMCO VIT Total Return Portfolio	3,137	13.18 to 14.08	42,600	1.92%	1.00% to 1.67%	3.07% to 3.77%

44

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	90	$6.44 to $6.75	$587	1.42%	1.15% to 1.67%	6.90% to 7.46%
Guggenheim VT Multi-Hedge Strategies Fund	42	8.63 to 9.21	379	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	27	10.83 to 11.56	312	0.35%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	1,587	51.47 to 54.83	82,802	1.90%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	477	49.78 to 51.01	23,985	1.29%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	235	52.36 to 53.75	12,437	1.30%	1.75% to 2.75%	10.04% to 11.16%
iShares® Core U.S. Aggregate Bond ETF	57	24.50 to 27.41	1,440	2.33%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	29.99 to 32.54	757	5.12%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	53	25.49 to 26.87	1,349	2.51%	1.90% to 2.75%	0.70% to 1.58%
iShares® International Treasury Bond ETF	473	22.93 to 24.41	10,988	0.20%	1.75% to 2.75%	8.31% to 9.42%
iShares® S&P 500 Growth ETF	161	52.75 to 57.36	8,620	1.43%	1.75% to 2.75%	23.73% to 25.00%
iShares® S&P 500 Value ETF	80	48.86 to 50.17	3,974	2.29%	1.75% to 2.75%	12.08% to 13.23%
iShares® TIPS Bond ETF	9	22.47 to 26.58	219	2.07%	1.75% to 2.75%	0.10% to 1.12%
Vanguard® Developed Markets Index Fund, ETF Shares	325	36.45 to 34.30	11,839	2.97%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	52	45.51 to 49.85	2,441	2.03%	1.75% to 2.75%	18.88% to 20.10%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	28.55 to 25.87	655	2.53%	1.75% to 2.75%	27.88% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	28.07 to 31.54	236	3.25%	1.75% to 2.75%	2.42% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	33	51.29 to 54.11	1,745	1.91%	1.75% to 2.75%	18.66% to 19.88%
Vanguard® Mega Cap Index Fund, ETF Shares	3	51.77 to 54.83	156	1.96%	1.75% to 2.75%	19.25% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.86 to 44.26	733	4.24%	1.75% to 2.75%	2.01% to 3.05%
Vanguard® Short-Term Bond Index Fund, ETF Shares	16	22.69 to 23.84	366	1.63%	1.90% to 2.75%	(1.57%) to (0.71%)
Vanguard® Total Bond Market Index Fund, ETF Shares	3,223	24.46 to 27.45	80,320	2.56%	1.75% to 2.75%	0.73% to 1.76%

45

STATUTORY-BASIS FINANCIAL STATEMENTS

Integrity Life Insurance Company
Years Ended December 31, 2021, 2020 and 2019
With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

The Board of Directors
Integrity Life Insurance Company
Opinion
We have audited the statutory-basis financial statements of Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the three years ended December 31, 2021, on the basis of accounting described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the three years ended December 31, 2021.
Basis for Opinion
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described
1

in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditor’s Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
2

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
/s/ Ernst & Young, LLP
April 18, 2022

3

Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2021	2020
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$5,219,718	$5,293,941
Preferred and common stocks	736,547	561,471
Investment in common stock of subsidiary	426,317	343,676
Mortgage loans	748,539	653,394
Policy loans	102,267	107,461
Derivatives	114,319	118,079
Cash, cash equivalents and short-term investments	138,968	237,678
Receivable for securities	392	1,384
Securities lending reinvested collateral assets	3,844	11,622
Other invested assets	328,722	325,437
Total cash and invested assets	7,819,633	7,654,143

Investment income due and accrued	48,563	48,328
Net deferred income tax asset	—	13,240
Amounts receivable on reinsurance contracts	247	237
Other admitted assets	3,059	2,763
Separate account assets	2,084,803	2,096,011
Total admitted assets	$9,956,305	$9,814,722

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,069,131	$4,999,624
Liability for deposit-type contracts	919,393	1,006,680
Policy and contract claims	278	215
Total policy and contract liabilities	5,988,802	6,006,519

General expense due and accrued	270	252
Net deferred income tax liability	2,865	—
Current federal income taxes payable to parent	2,102	14,992
Transfer to (from) separate accounts due and accrued, net	(31,966)	(35,058)
Asset valuation reserve	194,805	162,064
Interest maintenance reserve	17,337	15,382
Amounts payable on reinsurance contracts	2	187
Other liabilities	77,564	66,487
Derivatives	39,207	46,445
Payable for securities lending	99,080	139,143
Separate account liabilities	2,084,803	2,096,011
Total liabilities	8,474,871	8,512,424

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	908,164	908,164
Accumulated surplus	570,270	391,134
Total capital and surplus	1,481,434	1,302,298
Total liabilities and capital and surplus	$9,956,305	$9,814,722
See accompanying notes.

4

Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$373,246	$340,139	$477,243
Net investment income	277,407	261,248	276,870
Considerations for supplementary contracts with life contingencies	7,998	5,613	6,729
Amortization of the interest maintenance reserve	4,926	3,426	1,645
Reserve adjustments on reinsurance ceded	51	(24)	(111)
Fees from management of separate accounts	19,249	16,531	16,463
Other revenues	2,853	2,606	2,641
Total premiums and other revenues	685,730	629,539	781,480

Benefits paid or provided:
Death benefits	17,298	10,571	16,081
Annuity benefits	331,926	306,709	303,259
Surrender benefits	329,065	302,825	399,883
Payments on supplementary contracts with life contingencies	8,006	7,403	7,174
Increase (decrease) in policy reserves and other policyholders’ funds	75,780	79,776	220,224
Total benefits paid or provided	762,075	707,284	946,621

Insurance expenses and other deductions:
Commissions	23,663	22,761	29,104
Commissions and expenses on reinsurance assumed	12	12	12
General expenses	46,895	44,197	45,439
Net transfers to (from) separate accounts	(182,319)	(199,119)	(262,974)
Other deductions	1,914	2,743	5,296
Total insurance expenses and other deductions	(109,835)	(129,406)	(183,123)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	33,490	51,661	17,982
Federal income tax expense (benefit), excluding tax on capital gains	5,258	10,440	9,364
Gain (loss) from operations before net realized capital gains (losses)	28,232	41,221	8,618
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	23,186	45,120	4,507
Net income (loss)	$51,418	$86,341	$13,125
See accompanying notes.

5

Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2019	$3,000	$908,164	$220,103	$1,131,267
Net income (loss)	—	—	13,125	13,125
Change in net deferred income tax	—	—	11,431	11,431
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $22,497)	—	—	159,063	159,063
Net change in nonadmitted assets and related items	—	—	3,196	3,196
Change in asset valuation reserve	—	—	(58,277)	(58,277)
Change in surplus in separate accounts	—	—	(3)	(3)
Cumulative effect of changes in accounting principles	—	—	11,542	11,542
Balance, December 31, 2019	3,000	908,164	360,180	1,271,344
Net income (loss)	—	—	86,341	86,341
Change in net deferred income tax	—	—	1,474	1,474
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,133)	—	—	(58,415)	(58,415)
Net change in nonadmitted assets and related items	—	—	181	181
Change in valuation basis	—	—	5,097	5,097
Change in asset valuation reserve	—	—	(3,714)	(3,714)
Change in surplus in separate accounts	—	—	(10)	(10)
Balance, December 31, 2020	3,000	908,164	391,134	1,302,298
Net income (loss)	—	—	51,418	51,418
Change in net deferred income tax	—	—	5,457	5,457
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $21,561)	—	—	163,754	163,754
Net change in nonadmitted assets and related items	—	—	213	213
Change in asset valuation reserve	—	—	(32,741)	(32,741)
Prior year reserve correction	—	—	(8,965)	(8,965)
Balance, December 31, 2021	$3,000	$908,164	$570,270	$1,481,434
See accompanying notes.

6

Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$381,244	$345,752	$483,973
Net investment income received	274,756	278,132	285,262
Benefits paid	(701,603)	(645,873)	(752,281)
Net transfers from (to) separate accounts	185,411	201,792	268,878
Commissions and expense paid	(72,055)	(69,149)	(78,121)
Federal income taxes recovered (paid)	(28,889)	(5,168)	(12,727)
Other, net	22,092	18,905	19,154
Net cash from (for) operations	60,956	124,391	214,138

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	1,259,454	875,893	912,996
Preferred and common stocks	178,558	245,053	77,519
Mortgage loans	41,684	42,210	12,182
Other invested assets	40,469	21,227	18,895
Net gains (losses) on cash, cash equivalents and short-term investments	54	71	47
Miscellaneous proceeds	8,770	2,866	6,131
Net proceeds from investments sold, matured or repaid	1,528,989	1,187,320	1,027,770

Cost of investments acquired:
Debt securities	(1,197,497)	(842,448)	(947,099)
Preferred and common stocks	(220,373)	(229,301)	(90,772)
Mortgage loans	(136,829)	(27,308)	(109,318)
Other invested assets	(31,057)	(51,118)	(78,307)
Miscellaneous applications	(9,649)	(32,851)	(9,150)
Total cost of investments acquired	(1,595,405)	(1,183,026)	(1,234,646)

Net change in policy and other loans	5,194	(2,342)	2,806
Net cash from (for) investments	(61,222)	1,952	(204,070)

Financing and miscellaneous activities
Capital and paid-in surplus, less treasury stock	—	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(87,287)	(117,391)	134,631
Other cash provided (applied)	(11,157)	(25,605)	26,876
Net cash from (for) financing and miscellaneous sources	(98,444)	(142,996)	161,507

Net change in cash, cash equivalents and short-term investments	(98,710)	(16,653)	171,575
Cash, cash equivalents and short-term investments:
Beginning of year	237,678	254,331	82,756
End of year	$138,968	$237,678	$254,331

See accompanying notes.

7

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

1. Nature of Operations and Significant Accounting Policies
Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 49 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2021, approximately 49.8% of the gross premiums and annuity considerations for the Company were derived from California, Florida, New Jersey, Ohio, Pennsylvania, and Texas.
The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. Ohio Administrative Code 3901-1-67, Alternative derivative and reserve accounting practices - Section A (OAC 3901-1-67) allows the Company to follow a prescribed practice related to its derivative instruments purchased to hedge indexed products. The Company elected to adopt this practice effective January 1, 2021. In accordance with the practice, the Company has included changes in, and settlement of, eligible derivatives in net investment income; previously, the Company had recorded changes in, and settlement of, eligible derivatives through unrealized gains/losses and realized gains/losses, respectively. In 2021, the net income of the Company was $51.4 million, $5.6 million higher than the $45.8 million that would have been reported under NAIC SAP. There was no impact to the Company's surplus.
These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
8

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
9

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiary
The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited joint ventures, partnerships, and limited liability companies), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.
10

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
11

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $941.3 million and $1,046.6 million as of December 31, 2021 and 2020, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB) and collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant sections.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2021 and 2020, the Company owned $40.0 million and $35.8 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported or amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are valued at fair value, not exceeding any currently effective call price, utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
12

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
13

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The Company's variable annuities are reserved under VM-21. Policies reserved under VM-21 are based on principle-based policyholder and asset assumptions with margins and floored at cash values.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
14

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.
Securities Lending
At December 31, 2021, the Company has loaned $96.7 million and $23.5 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2020, the Company has loaned $135.9 million and $15.7 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2021 and 2020, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $118.8 million and $143.3 million at December 31, 2021 and 2020, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2021 and 2020, collateral managed by an unaffiliated agent, which approximated $3.8 million and $11.6 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2021, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2021 and 2020, the fair value of the total collateral is $122.6 million and $154.9 million, respectively.
15

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The aggregate collateral broken out by maturity date is as follows at December 31, 2021:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	33,682	33,686
31 to 60 days	27,438	27,439
61 to 90 days	—	—
91 to 120 days	2,222	2,220
121 to 180 days	2,700	2,700
181 to 365 days	17,258	17,253
1 to 2 years	20,880	20,866
2 to 3 years	2,636	2,636
Greater than 3 years	15,806	15,806
Total collateral	$122,622	$122,606
At December 31, 2021, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $123.1 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $24.0 million and $16.0 million at December 31, 2021 and 2020, respectively.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
16

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2021, the Company adopted a prescribed practice impacting the treatment of derivatives in the Statements of Operations and Statements of Capital and Surplus. Further detail can be found in the Basis of Presentation section of Note 1 and the Derivative Investments section of Note 2.
Effective January 1, 2021, the Company determined that its reserves related to a fixed indexed annuity product were understated due to an error in certain policies containing reserves for life riders. The Company has recorded a reserve correction in the amount of $9.0 million as a decrease directly to surplus through the Prior Year Reserve Correction line on the Statements of Changes in Capital and Surplus.
Effective January 1, 2020, the Company updated its valuation methodologies on certain reserves related to variable annuities. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. The Company has recorded $5.1 million as an increase to surplus as a result of the change in valuation bases through the Change in Reserve on Account of Change in Valuation Basis line on the Statements of Changes in Capital and Surplus.
17

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $11.5 million increase to surplus as a result of the change in application of the admission criteria through Cumulative Effect of Changes in Accounting Principles on the Statements of Changes in Capital and Surplus.
Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 18, 2022.

18

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$45,300	$469	$(251)	$45,518
Debt securities issued by states of the U.S. and political subdivisions of the states	23,271	2,558	—	25,829
Non-U.S. government securities	63,768	2,849	(1,661)	64,956
Corporate securities	3,359,613	334,093	(9,727)	3,683,979
Commercial mortgage-backed securities	631,175	11,911	(2,453)	640,633
Residential mortgage-backed securities	328,518	13,681	(1,411)	340,788
Asset-backed securities	768,073	29,702	(1,942)	795,833
Total	$5,219,718	$395,263	$(17,445)	$5,597,536

At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$31,710	$667	$(96)	$32,281
Debt securities issued by states of the U.S. and political subdivisions of the states	35,864	3,728	—	39,592
Non-U.S. government securities	35,621	4,033	—	39,654
Corporate securities	3,572,397	477,386	(4,540)	4,045,243
Commercial mortgage-backed securities	536,629	18,100	(3,494)	551,235
Residential mortgage-backed securities	356,761	24,719	(739)	380,741
Asset-backed securities	724,959	40,813	(3,289)	762,483
Total	$5,293,941	$569,446	$(12,158)	$5,851,229
At December 31, 2021 and 2020, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $406.9 million and $409.3 million, respectively, with an aggregate fair value of $423.8 million and $434.6 million, respectively. As of December 31, 2021 and 2020, such holdings amount to 7.8% and 7.7%, respectively, of the Company’s investments in debt securities and 4.1% and 4.2%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
19

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
Preferred stocks	$15,244	$877	$—	$16,121

Common stocks, unaffiliated	$511,150	$201,282	$(3,558)	$708,874
Common stocks, mutual funds	10,002	1,550	—	11,552
Common stocks, subsidiary	228,982	197,335	—	426,317
	$750,134	$400,167	$(3,558)	$1,146,743

At December 31, 2020:
Preferred stocks	$23,146	$1,839	$—	$24,985

Common stocks, unaffiliated	$423,404	$118,497	$(13,695)	$528,206
Common stocks, mutual funds	10,002	117	—	10,119
Common stocks, subsidiary	228,982	114,694	—	343,676
	$662,388	$233,308	$(13,695)	$882,001
20

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(232)	$28,375	$(19)	$635
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	(1,661)	21,002	—	—
Corporate securities	(8,302)	372,072	(1,425)	11,761
Commercial mortgage-backed securities(1)	(2,239)	316,118	(214)	16,559
Residential mortgage-backed securities(1)	(1,372)	117,941	(39)	5,037
Asset-backed securities(1)	(1,942)	302,463	—	—
Total	$(15,748)	$1,157,971	$(1,697)	$33,992

Common stocks, unaffiliated	$(3,558)	$35,339	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.
21

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(96)	$2,854	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,726)	69,028	(2,814)	38,477
Commercial mortgage-backed securities(1)	(1,147)	109,347	(2,347)	90,753
Residential mortgage-backed securities(1)	(735)	26,068	(4)	224
Asset-backed securities(1)	(2,694)	132,725	(595)	91,997
Total	$(6,398)	$340,022	$(5,760)	$221,451

Common stocks, unaffiliated	$(13,695)	$82,930	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2021 and 2020, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 1.7% and 3.9% of the carrying value of securities considered temporarily impaired at December 31, 2021 and 2020, respectively. At December 31, 2021, there were a total of 263 securities held that are considered temporarily impaired, 16 of which have been impaired for 12 months or longer. At December 31, 2020, there were a total of 125 securities held that are considered temporarily impaired, 29 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $6.1 million, $10.1 million, and $11.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company had no loan-backed securities held at December 31, 2021, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2021, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed and structured securities for the year ended December 31, 2021, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2021, by contractual maturity, is as follows:
22

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$187,718	$188,879
After one through five	1,259,862	1,331,082
After five through ten	995,541	1,077,833
After ten	1,048,831	1,222,488
Mortgage-backed securities/asset-backed securities	1,727,766	1,777,254
Total	$5,219,718	$5,597,536
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2021, 2020 and 2019 were $396.3 million, $282.2 million, and $253.2 million; gross gains of $8.7 million, $6.1 million, and $3.9 million and gross losses of $1.4 million, $4.1 million, and $0.9 million were realized on those sales, respectively.
Proceeds from the sales of investments in equity securities during 2021, 2020 and 2019 were $174.6 million, $236.8 million, and $51.4 million; gross gains of $44.8 million, $75.1 million, and $11.9  million and gross losses of $1.9 million, $7.0 million, and $2.3 million were realized on those sales, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Realized capital gains (losses)	$40,809	$52,504	$26,800
Less amount transferred to IMR (net of related taxes (benefits) of $1,829 in 2021, $865 in 2020, and $1,772 in 2019)	6,881	3,253	6,665
Less federal income tax expense (benefit) on realized capital gains (losses)	10,742	4,131	15,628
Net realized capital gains (losses)	$23,186	$45,120	$4,507
23

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Net investment income was generated from the following for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Debt securities	$203,846	$208,905	$226,730
Equity securities	14,781	14,229	13,929
Mortgage loans	32,734	31,414	27,594
Policy loans	5,929	6,100	6,735
Cash, cash equivalents and short-term investments	243	758	1,751
Other invested assets	7,339	3,785	4,567
Derivatives	17,257	—	—
Other	370	861	458
Gross investment income	282,499	266,052	281,764
Investment expenses	5,092	4,804	4,894
Net investment income	$277,407	$261,248	$276,870
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2021, 42.8% of such mortgages, or $320.6 million, involved properties located in Indiana, Florida, and Ohio. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $41.9 million. During 2021, the respective minimum and maximum lending rates for mortgage loans issued were 2.81% and 5.25%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2021, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.
Beginning in 2021, pursuant to the adoption of OAC 3901-1-67 (discussed in Note 1, Basis of Presentation), the Company changed the reporting for product hedging derivatives by electing to record changes in, and settlement of, eligible derivatives through net investment income; previously, the Company had recorded changes in, and settlement of, eligible derivatives through unrealized gains/losses and realized gains/losses, respectively. The following paragraph presents this change for the current year period, while displaying the prior year periods as reported in their respective filings.
24

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index, Goldman Sachs Multi-Asset Equity index, and the J.P. Morgan Strategic BalancedSM index exposure embedded in these products with a net notional amount of $1,276.9 million and $1,379.2 million at December 31, 2021 and 2020, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500, Goldman Sachs Multi-Asset Equity index, and the J.P. Morgan Strategic BalancedSM index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options and the related gains/losses from terminations, maturities or expirations through net investment income. The amount recognized in net investment income was $17.3 million for the year ended December 31, 2021. For prior year periods, the change in the fair value recognized through unrealized gains/losses was $(29.2) million and $37.3 million for the years ended December 31, 2020, and 2019, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $2.6 million and $26.1 million for the years ended December 31, 2020 and 2019, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2021 and 2020, $56.5 million and $54.6 million, respectively, of cash collateral had been posted to the Company.
The Company markets variable annuities with guaranteed living withdrawal benefits. The risk associated with these products is that unfavorable fund performance coupled with withdrawals and contract fees could deplete the contract holder’s account value, at which point the remaining guaranteed withdrawals would be satisfied by the Company’s general account assets. The Company utilizes short futures to dynamically hedge changes in liability related to the S&P 500 index, Russell 2000 index, NASDAQ Composite index, and MSCI EAFE index exposure embedded in these products. The Company enters into 90-day short futures contracts to correlate with changes in the liability value due to movements in the S&P 500 index, Russell 2000 index, NASDAQ Composite index, and MSCI EAFE index. These futures contracts are entered into with minimal transaction costs, and changes in the value of the underlying indexes will result in increases or decreases in the value of the short futures contracts in the same direction as the changes in the liability. The Company retains basis risk, risk associated with actual versus expected assumptions for mortality and lapse rates, as well as risk of changes in the liability value due to interest rate volatility and equity volatility. The net gain (loss) recognized in net income within realized gains and losses during the reporting period related to the futures was $(5.0) million, $(11.6) million, and $(5.9) million for the years ended December 31, 2021, 2020, and 2019, respectively. .
25

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2021	2020
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$114,319	$118,079
Gross amounts offset	—	—
Net amount of assets	$114,319	$118,079

Derivative liabilities:
Gross amount of recognized liabilities	$(39,207)	$(46,445)
Gross amounts offset	—	—
Net amount of liabilities	$(39,207)	$(46,445)

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include call options, stock warrants, preferred stock, and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets.The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.
26

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940. The investment can be sold or transferred with prior consent from the corporation. The NAV for this investment is $15.00. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of preferred stock included in Level 3 has been determined by discounting the expected cash flows using current market-consistent rates applicable to the yield.
27

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative positions, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities. The fair value of the stock warrants have been determined through the use of third-party pricing services utilizing market observable inputs. Derivatives included in Level 1 represent the cash deposits with brokers relating to futures. The fair value is based upon the stated amount.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds, stock warrants, and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
28

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities and Fixed-Indexed Annuity Contracts
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
The fair value of liabilities for fixed indexed annuities is based on embedded derivatives that have been bifurcated from the host contract. The fair value of embedded derivatives is calculated based on actuarial and capital market assumptions reflecting the projected cash flows over the life of the contract and incorporating expected policyholder behavior. The host is adjusted for acquisition costs with revised accretion rates.
Cash Collateral Payable
The payable represents the obligation to return cash collateral the Company has received relating to derivative instruments. The fair value is based upon the stated amount.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
29

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2021
Assets:
Residential mortgage-backed securities	$17	$—	$17	$—	$—
Common stocks, unaffiliated	668,923	659,317	—	—	9,606
Common stocks, mutual funds	11,552	11,552	—	—	—
Preferred stock	16,121	—	16,121	—	—
Derivative assets	114,319	2,536	47,440	64,343	—
Separate account assets*	978,858	978,825	33	—	—
Total assets	$1,789,790	$1,652,230	$63,611	$64,343	$9,606

Liabilities:
Derivative liabilities	$(39,207)	$—	$(39,207)	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Residential mortgage-backed securities	$183	$—	$183	$—	$—
Common stocks, unaffiliated	492,371	482,784	—	—	9,587
Common stocks, mutual funds	10,119	10,119	—	—	—
Derivative assets	118,079	2,097	53,538	62,444	—
Separate account assets*	890,064	890,014	50	—	—
Total assets	$1,510,816	$1,385,014	$53,771	$62,444	$9,587

Liabilities:
Derivative liabilities	$(46,445)	$—	$(46,445)	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

30

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021, is as follows:

	Beginning Asset/(Liability) as of January 1, 2021	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/(Liability) as of December 31, 2021
		Net Income	Surplus
	(In Thousands)
Assets:
Derivative assets	$62,444	$13,776	$—	$(11,877)	$—	$—	$64,343

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$23,806	$—	$—	$(35,683)	$(11,877)
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, is as follows:

	Beginning Asset/(Liability) as of January 1, 2020	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/(Liability) as of December 31, 2020
		Net Income	Surplus
	(In Thousands)
Assets:
Derivative assets	$89,737	$1,450	$(29,264)	$521	$—	$—	$62,444

31

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$17,272	$—	$—	$(16,751)	$521
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2021
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$64,343	Black-Scholes-Merton Model Monte Carlo Model	Implied Volatility	6.1% - 13.5%

December 31, 2020
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$62,444	Black-Scholes-Merton Model	Implied Volatility	7% - 9.6%
In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

32

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2021
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$5,219,718	$5,597,536	$35,881	$5,555,886	$5,769	$—
Common stock:
Unaffiliated**	708,874	708,874	699,268	—	—	9,606
Mutual funds	11,552	11,552	11,552	—	—	—
Preferred stock	16,121	16,121	—	16,121	—	—
Mortgage loans	748,539	781,980	—	—	781,980	—
Cash, cash equivalents and short-term investments	138,968	138,979	138,979	—	—	—
Other invested assets, surplus notes	20,989	27,927	—	27,927	—	—
Securities lending reinvested collateral assets	3,844	3,844	3,844	—	—	—
Derivative assets	114,319	114,319	2,536	47,440	64,343	—
Separate account assets	2,068,305	2,136,672	979,708	1,133,346	23,618	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,445,817)	$(1,499,424)	$—	$—	$(1,499,424)	$—
Fixed-indexed annuity contracts	(2,075,779)	(2,057,556)	—	—	(2,057,556)	—
Derivative liabilities	(39,207)	(39,207)	—	(39,207)	—	—
Cash collateral payable	(56,520)	(56,520)	—	(56,520)	—	—
Separate account liabilities*	(1,072,433)	(1,159,998)	—	—	(1,159,998)	—
Securities lending liability	(99,080)	(99,080)	—	(99,080)	—	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

33

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

34

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$5,293,941	$5,851,229	$8,591	$5,834,928	$7,710	$—
Common stock:
Unaffiliated**	528,206	528,206	518,619	—	—	9,587
Mutual funds	10,119	10,119	10,119	—	—	—
Preferred stock	23,146	24,985	—	24,985	—	—
Mortgage loans	653,394	680,051	—	—	680,051	—
Cash, cash equivalents and short-term investments	237,678	237,602	237,602	—	—	—
Other invested assets, surplus notes	16,008	22,455	—	22,455	—	—
Securities lending reinvested collateral assets	11,622	11,622	11,622	—	—	—
Derivative assets	118,079	118,079	2,097	53,539	62,443	—
Separate account assets	2,078,962	2,189,080	889,416	1,272,600	27,064	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,568,989)	$(1,657,535)	$—	$—	$(1,657,535)	$—
Fixed-indexed annuity contracts	(1,964,719)	(2,010,472)	—	—	(2,010,472)	—
Derivative liabilities	(46,445)	(46,445)	—	(46,445)	—	—
Cash collateral payable	(54,550)	(54,550)	—	(54,550)	—	—
Separate account liabilities*	(1,178,073)	(1,335,609)	—	—	(1,335,609)	—
Securities lending liability	(139,143)	(139,143)	—	(139,143)	—	—
	-152686000
* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

4. Related-Party Transactions
At December 31, 2021 and 2020, the Company had $215.3 million and $212.8 million respectively, invested in various private debt funds managed by Fort Washington, an indirect subsidiary of Western and Southern.
The Company had $0.5 million and $0.1 million receivable from parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The Company had $4.6 million and $1.7 million payable to parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.
35

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Direct premiums	$373,337	$340,206	$477,326
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	77	81	85
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(168)	(148)	(168)
Net premiums	$373,246	$340,139	$477,243
The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	279	386	600
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	656	637	671
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	6	6	209
In 2021, 2020 and 2019, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2021, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
36

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2021, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2021, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(2.1) million and $(14.9) million at December 31, 2021 and 2020, respectively. The tax years 2014 through 2020 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2021, in the event of future capital losses is $14.9 million, $16.0 million, and $15.3 million from 2021, 2020 and 2019, respectively.

37

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$56,559	$9,598	$66,157
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	56,559	9,598	66,157
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	56,559	9,598	66,157
(f)	Deferred tax liabilities	24,228	44,794	69,022
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$32,331	$(35,196)	$(2,865)

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$55,192	$12,449	$67,641
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	55,192	12,449	67,641
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	55,192	12,449	67,641
(f)	Deferred tax liabilities	27,535	26,866	54,401
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$27,657	$(14,417)	$13,240
38

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$1,367	$(2,851)	$(1,484)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	1,367	(2,851)	(1,484)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	1,367	(2,851)	(1,484)
(f)	Deferred tax liabilities	(3,307)	17,928	14,621
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$4,674	$(20,779)	$(16,105)

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	218,100
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	56,559	9,598	66,157
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$56,559	$9,598	$66,157

39

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,224	$1,224
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	12,016	—	12,016
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	12,016	—	12,016
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	191,379
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	43,176	11,225	54,401
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$55,192	$12,449	$67,641

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$(1,224)	$(1,224)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(12,016)	—	(12,016)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	(12,016)	—	(12,016)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	26,721
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	13,383	(1,627)	11,756
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$1,367	$(2,851)	$(1,484)
40

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		2021	2020

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	974%	986%

		12/31/2021
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$56,559	$9,598
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net admitted adjusted gross DTAs amount	$56,559	$9,598
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2020
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$55,192	$12,449
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	1.81%
(c)	Net admitted adjusted gross DTAs amount	$55,192	$12,449
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	1.81%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$1,367	$(2,851)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(1.81)%
(c)	Net admitted adjusted gross DTAs amount	$1,367	$(2,851)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(1.81)%
The Company’s tax planning strategies do not include the use of reinsurance.

41

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Current income taxes incurred consist of the following major components:

			12/31/2021	12/31/2020	12/31/2019
(1)	Current income tax		(In Thousands)
	(a)	Federal	$5,258	$10,422	$9,331
	(b)	Foreign	—	18	33
	(c)	Subtotal	5,258	10,440	9,364
	(d)	Federal income tax on net capital gains	10,742	4,131	15,628
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$16,000	$14,571	$24,992

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2021	12/31/2020	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	49,051	47,566	1,485
		(4) Investments	12	—	12
		(5) Deferred acquisition costs	6,861	6,934	(73)
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	29	30	(1)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	125	170	(45)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	481	492	(11)
		(99) Subtotal	56,559	55,192	1,367
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	56,559	55,192	1,367
	(e)	Capital
		(1) Investments	9,598	12,449	(2,851)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	9,598	12,449	(2,851)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	9,598	12,449	(2,851)
	(i)	Admitted deferred tax assets (2d + 2h)	$66,157	$67,641	$(1,484)
42

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2021	12/31/2020	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$6,827	$5,474	$1,353
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	17,385	22,000	(4,615)
		(5) Other	16	61	(45)
		(99) Subtotal	24,228	27,535	(3,307)
	(b)	Capital
		(1) Investments	44,794	26,866	17,928
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	44,794	26,866	17,928
	(c)	Deferred tax liabilities (3a99 + 3b99)	$69,022	$54,401	$14,621

(4)	Net deferred tax assets/liabilities (2i - 3c)		$(2,865)	$13,240	$(16,105)

Among the more significant book-to-tax adjustments were the following:

	12/31/2021	Effective Tax Rate	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$15,603	21.00%	$21,191	21.00%	$9,404	21.00%
Dividends received deduction	(995)	(1.34)	(1,392)	(1.38)	(1,247)	(2.79)
Derivative adjustment	11	0.02	(6,137)	(6.08)	7,622	17.03
Tax credits	(1,625)	(2.19)	(1,680)	(1.66)	(1,745)	(3.90)
Other invested assets and nonadmitted change	252	0.34	115	0.11	(283)	(0.63)
Other	(2,703)	(3.64)	998	0.99	(190)	(0.43)
Total statutory income taxes	$10,543	14.19%	$13,096	12.98%	$13,561	30.28%

Federal and foreign taxes incurred	$16,000	21.53%	$14,571	14.44%	$24,992	55.81%
Change in net deferred income taxes	(5,457)	(7.34)	(1,474)	(1.46)	(11,431)	(25.53)
Total statutory income taxes	$10,543	14.19%	$13,096	12.98%	$13,561	30.28%
At December 31, 2021, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

43

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $148.1 million by the end of 2022 without seeking prior regulatory approval based on capital and surplus of $1,481.4 million at December 31, 2021.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2021, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2021, the Company has future commitments to provide additional capital contributions of $147.3 million to investments in joint ventures, limited partnerships and limited liability companies.
44

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2021, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$512	$576,814	$—	$577,326	8.4%
At book value less current surrender charge of 5% or more	2,168,714	495,619	—	2,664,333	38.6
At fair value	—	—	952,305	952,305	13.8
Total with adjustment or at fair value	2,169,226	1,072,433	952,305	4,193,964	60.8
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	432,759	—	—	432,759	6.3
Not subject to discretionary withdrawal	2,272,878	—	—	2,272,878	32.9
Total individual annuity reserves (before reinsurance)	4,874,863	1,072,433	952,305	6,899,601	100.0%
Reinsurance ceded	656	—	—	656
Net individual annuity reserves	$4,874,207	$1,072,433	$952,305	$6,898,945
Amount subject to greater than a 5% surrender charge that will be subject to minimal or no surrender charge after the statement date	$8,497	$—	$—	$8,497

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$2,303	$—	$—	$2,303	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total group annuity reserves (before reinsurance)	2,303	—	—	2,303	100.0%
Reinsurance ceded	—	—	—	—
Net group annuity reserves	$2,303	$—	$—	$2,303

45

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$1,302	$—	$—	$1,302	0.1%
Not subject to discretionary withdrawal	918,091	—	—	918,091	99.9
Total deposit-type contract liability (before reinsurance)	919,393	—	—	919,393	100.0%
Reinsurance ceded	—	—	—	—
Total deposit-type contract liability	$919,393	$—	$—	$919,393
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
46

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	186,628	186,628	187,563	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,868	2,868	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	2,191	2,191	2,191	8,773	8,773	8,773
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	—	XXX	XXX	—
Disability - disabled lives	XXX	XXX	—	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	188,819	191,687	192,622	8,773	8,773	8,773
Reinsurance Ceded	—	—	—	—	—	—
Net life reserves	$188,819	$191,687	$192,622	$8,773	$8,773	$8,773
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $680.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.
47

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

FHLB Capital Stock – General Account:

	December 31
	2021	2020
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$9,815	$15,863
Membership stock - Class B	—	—
Activity stock	27,245	19,971
Excess stock	2,891	—
Aggregate total	$39,951	$35,834
Actual or estimated borrowing capacity as determined by the insurer	$680,000	$770,000
Collateral Pledged to FHLB – General Account:

	2021				2020
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$816,201	$773,001	$610,926	XXX	$901,471	$850,092	$690,951	XXX
Maximum during reporting period	$890,980	$841,919	XXX	$670,464	$967,264	$926,840	XXX	$743,937
Borrowing from FHLB - General Account:

	2021			2020
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$610,926	$607,824	$670,464	$690,951	$686,258
Debt	—	XXX	—	—	XXX
Aggregate total	$610,926	$607,824	$670,464	$690,951	$686,258
The Company does not have any prepayment obligations under these FHLB borrowing arrangements.

48

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable universal life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the variable universal life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $4.4 million, $4.1 million, $3.8 million, $4.2 million and $3.2 million in 2021, 2020, 2019, 2018 and 2017, respectively. The Company’s general account paid $0.3 million, $0.3 million, $0.2 million, $0.2 million and $0.1 million towards separate account guarantees in 2021, 2020, 2019, 2018, and 2017, respectively.
49

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2021, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$5,135	$—	$78,500	$83,635

Reserves for separate accounts with assets at:
Fair value		$—	$961,077	$961,077
Amortized cost	1,072,322	111	—	1,072,433
Total reserves	$1,072,322	$111	$961,077	$2,033,510

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$576,755	$60	$—	$576,815
At book value without fair value adjustment and with current surrender charge of 5% or more	495,567	51	—	495,618
At fair value	—	—	961,077	961,077
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,072,322	111	961,077	2,033,510
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,072,322	$111	$961,077	$2,033,510

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2021, is presented below:

2021
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$83,635
Transfers from separate accounts	265,879
Net transfers to (from) separate accounts	(182,244)

Reconciling adjustments:
Policy deductions and other expenses	575
Other account adjustments	(650)
Transfers as reported in the Summary of Operations of the Company	$(182,319)

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2021, 2020 and 2019
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the three years ended December 31, 2021, on the basis of accounting described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the three years ended December 31, 2021.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP
April 18, 2022

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2021	2020
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,872,422	$2,762,637
Preferred and common stocks	1,030,590	681,774
Investments in common stocks of subsidiaries	4,525,844	3,782,745
Mortgage loans	56,947	57,917
Policy loans	145,308	152,310
Real estate:
Properties held for the production of income	859	2,426
Properties occupied by the Company	21,600	19,870
Cash, cash equivalents and short-term investments	358,026	326,127
Receivable for securities	6,797	551
Derivatives	107	4,401
Receivable for collateral on derivatives	—	34,220
Securities lending reinvested collateral assets	33,628	42,791
Other invested assets	2,184,728	1,863,693
Total cash and invested assets	11,236,856	9,731,462

Investment income due and accrued	38,886	38,180
Premiums deferred and uncollected	47,860	49,315
Current federal income taxes recoverable	3,958	32,092
Net deferred income tax asset	11,784	86,574
Receivables from parent, subsidiaries and affiliates	42,967	29,728
Other admitted assets	14,627	15,419
Separate account assets	1,284,662	1,197,356
Total admitted assets	$12,681,600	$11,180,126

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,761,878	$2,737,207
Accident and health reserves	274,116	271,342
Liability for deposit-type contracts	189,368	197,565
Policy and contract claims	56,825	55,728
Dividends payable to policyholders	32,815	36,833
Premiums received in advance	3,280	3,918
Total policy and contract liabilities	3,318,282	3,302,593

General expense due and accrued	63,910	25,782
Transfer to (from) separate accounts due and accrued, net	(13)	(18)
Asset valuation reserve	503,845	245,411
Interest maintenance reserve	59,159	64,915
Other liabilities	479,102	379,396
Pension liability	—	36,646
Liability for postretirement benefits other than pensions	154,087	161,650
Derivatives	—	41,108
Payable for securities lending	62,436	67,547
Separate account liabilities	1,284,662	1,197,356
Total liabilities	5,925,470	5,522,386

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	2,500
Surplus Notes	995,354	497,604
Paid-in surplus	417,103	417,103
Accumulated surplus	5,341,173	4,740,533
Total capital and surplus	6,756,130	5,657,740
Total liabilities and capital and surplus	$12,681,600	$11,180,126
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$220,346	$226,232	$231,773
Net investment income	542,715	332,996	479,104
Considerations for supplementary contracts with life contingencies	8	54	9
Amortization of the interest maintenance reserve	6,688	5,885	5,906
Commissions and expenses on reinsurance ceded	1,055	1,071	1,029
Other revenues	339	—	2,042
Total premiums and other revenues	771,151	566,238	719,863

Benefits paid or provided:
Death benefits	153,175	154,116	143,563
Annuity benefits	51,804	89,657	50,066
Disability and accident and health benefits	17,541	15,384	15,580
Surrender benefits	41,512	49,337	53,256
Payments on supplementary contracts with life contingencies	276	311	350
Other benefits	6,246	3,450	4,619
Increase in policy reserves and other policyholders’ funds	33,034	29,300	28,128
Total benefits paid or provided	303,588	341,555	295,562

Insurance expenses and other deductions:
Commissions	13,563	18,044	19,811
General expenses	197,470	146,416	157,130
Net transfers to (from) separate account	(51,774)	(89,609)	(50,204)
Reserve adjustments on reinsurance assumed	—	(87)	(103)
Other deductions	60,850	32,322	60,564
Total insurance expenses and other deductions	220,109	107,086	187,198

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	247,454	117,597	237,103

Dividends to policyholders	43,535	47,249	54,964
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	203,919	70,348	182,139
Federal income tax expense (benefit), excluding tax on capital gains	30,313	(21,345)	25,523
Gain (loss) from operations before net realized capital gains (losses)	173,606	91,693	156,616
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(74,945)	8,870	2,229
Net income (loss)	$98,661	$100,563	$158,845
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Surplus Notes and Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2019	$2,500	$372,103	$4,562,453	$4,937,056
Net income (loss)	—	—	158,845	158,845
Change in net deferred income tax	—	—	(131,377)	(131,377)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,224))	—	—	125,187	125,187
Change in net unrealized foreign exchange capital gain (loss)	—	—	1,562	1,562
Change in surplus notes	—	497,519	—	497,519
Net change in nonadmitted assets and related items	—	—	149,208	149,208
Change in asset valuation reserve	—	—	(52,818)	(52,818)
Cumulative effects of change in accounting principle	—	—	2,103	2,103
Dividends to stockholder	—	—	(260,000)	(260,000)
Change in unrecognized post retirement benefit obligation	—	—	699	699
Balance, December 31, 2019	2,500	869,622	4,555,862	5,427,984
Net income (loss)	—	—	100,563	100,563
Change in net deferred income tax	—	—	(26,657)	(26,657)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($24,444))	—	—	(78,402)	(78,402)
Change in net unrealized foreign exchange capital gain (loss)	—	—	808	808
Change in surplus notes	—	85	—	85
Net change in nonadmitted assets and related items	—	—	122,778	122,778
Change in asset valuation reserve	—	—	79,427	79,427
Change in unrecognized post retirement benefit obligation	—	—	(13,846)	(13,846)
Capital contribution	—	45,000	—	45,000
Balance, December 31, 2020	2,500	914,707	4,740,533	5,657,740
Net income (loss)	—	—	98,661	98,661
Change in net deferred income tax	—	—	30,231	30,231
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $111,301)	—	—	625,648	625,648
Change in net unrealized foreign exchange capital gain (loss)	—	—	(2,287)	(2,287)
Change in surplus notes	—	497,750	—	497,750
Net change in nonadmitted assets and related items	—	—	67,456	67,456
Change in asset valuation reserve	—	—	(258,434)	(258,434)
Dividends to stockholder	—	—	(50,000)	(50,000)
Change in unrecognized post retirement benefit obligation	—	—	89,365	89,365
Balance, December 31, 2021	$2,500	$1,412,457	$5,341,173	$6,756,130
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2021	2020	2019
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$221,565	$227,381	$233,959
Net investment income received	453,781	220,270	314,302
Benefits paid	(275,261)	(307,163)	(268,636)
Net transfers from (to) separate accounts	51,778	89,607	50,214
Commissions and expense paid	(158,324)	(158,658)	(169,848)
Dividends paid to policyholders	(47,553)	(50,922)	(52,655)
Federal income taxes recovered (paid)	2,619	(24,905)	(60,149)
Other, net	1,394	1,071	1,071
Net cash from (for) operations	249,999	(3,319)	48,258

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	236,424	304,543	321,508
Preferred and common stocks	315,580	697,505	553,991
Mortgage loans	970	18,381	1,041
Real estate	771	725	1,400
Other invested assets	528,139	274,324	460,664
Net gains (losses) on cash, cash equivalents and short-term investments	(30)	24	37
Miscellaneous proceeds	44,383	8,338	26,770
Net proceeds from investments sold, matured or repaid	1,126,237	1,303,840	1,365,411

Cost of investments acquired:
Debt securities	(347,164)	(223,910)	(309,030)
Preferred and common stocks	(807,957)	(477,124)	(710,369)
Mortgage loans	—	(7,400)	(10,793)
Real estate	(4,228)	(314)	(1,121)
Other invested assets	(533,987)	(291,864)	(517,164)
Miscellaneous applications	(6,291)	(42,824)	(70,541)
Total cost of investments acquired	(1,699,627)	(1,043,436)	(1,619,018)

Net change in policy and other loans	7,002	6,401	2,512
Net cash from (for) investments	(566,388)	266,805	(251,095)

Financing activities
Surplus notes, capital notes	497,635	—	497,435
Capital and paid in surplus, less treasury stock	—	45,000	—
Net deposits on deposit-type contract funds and other insurance liabilities	(8,197)	(7,094)	(8,920)
Dividends paid to stockholder	(50,000)	—	(260,000)
Other cash provided (applied)	(91,150)	(52,807)	(36,049)
Net cash from (for) financing and miscellaneous sources	348,288	(14,901)	192,466

Net change in cash, cash equivalents and short-term investments	31,899	248,585	(10,371)
Cash, cash equivalents and short-term investments:
Beginning of year	326,127	77,542	87,913
End of year	$358,026	$326,127	$77,542

Cash flow information for noncash transactions:
Contribution to Columbus Life Insurance Company in the form of common stock	$—	$—	$(29,962)
Contribution to Gerber Life Insurance in the form of debt securities & common stock	—	—	(193,759)
See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2021, approximately 68.6% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennslyvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $1,911.4 million and $1,979.7 million were allocated to the Closed Block as of December 31, 2021 and 2020, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a trademark license agreement), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Surplus Notes
Surplus Notes are classified as a component of equity rather than as long-term debt.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $68.5 million and $132.6 million as of December 31, 2021 and 2020, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported or amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are valued at fair value, not exceeding any currently effective call price, utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
The Company utilizes customized call and put options to hedge market volatility related to the S&P 500 index . At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
For policies issued in 2020 or after, life insurance reserves are developed using principle-based policyholder and asset assumptions with margins and floored at formulaic reserves based upon published tables using statutorily specified interest rates and valuation methods.

Formulaic policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2021	2020
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	6.5%	7.0%
1941 Standard Industrial, 2-1/2% - 3-1/2%	9.2	9.4
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	17.1	18.0
1980 Commissioners Standard Ordinary, 4% - 6%	39.9	40.0
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	21.8	20.0
2017 Commissioners Standard Ordinary, 3-1/2%	—	—
Other, 2-1/2% - 6%	4.4	4.4
	98.9	98.8
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.1	1.2
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

As of December 31, 2021 and 2020, reserves of $15.2 million and $17.2 million, respectively, were recorded on in-force amounts of $899.5 million and $961.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021 and 2020. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2021, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $61.0 million and $0.4 million in the general and separate account, respectively. At December 31, 2020, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $66.0 million and

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

$24.6 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2021 and 2020, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $28.6 million and $24.6 million at December 31, 2021 and 2020, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2021 and 2020, collateral managed by an unaffiliated agent, which approximated $33.6 million and $42.8 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2021, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2021 and 2020, the fair value of the total collateral in the general account was $62.2 million and $67.4 million, respectively. The fair value of the total collateral in the separate account was $0.4 million and $25.1 million at December 31, 2021 and 2020, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2021:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	41,276	41,278
31 to 60 days	7,280	7,281
61 to 90 days	—	—
91 to 120 days	454	454
121 to 180 days	850	850
181 to 365 days	2,038	2,036
1 to 2 years	5,970	5,966
2 to 3 years	—	—
Greater than 3 years	4,754	4,754
Total collateral	$62,622	$62,619

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $62.4 million and $0.4 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
There were no material accounting changes in 2021 or 2020.
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $2.1 million increase to surplus as a result of the change in application of the admission criteria through Cumulative Effect of Changes in Accounting Principles on the Statements of Changes in Capital and Surplus.
Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé"). Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces. The cost of the acquired entity was $1,257.3 million. The original goodwill balance was $945.5 million, of which $528.1 million was admitted.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Book Value of Acquisition	Admitted Goodwill as a % of Admitted Acquisition
	(In Thousands)
2021	$592,621	$94,555	$1,132,673	52.3%
2020	487,082	94,555	998,917	48.8

	2021	2020
	(In Thousands)

Company Surplus as of September 30	$6,532,800	$5,452,970
Less September 30 electronic data processing	9,907	10,235
Less September 30 net deferred tax assets	12,663	94,783
Less September 30 net positive goodwill	584,021	477,127
Adjusted Company surplus as of September 30	$5,926,209	$4,870,825
Admitted goodwill as a percentage of adjusted surplus	10.0%	10.0%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 18, 2022.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$87,594	$1,949	$(23)	$89,520
Debt securities issued by states of the U.S. and political subdivisions of the states	12,801	2,409	—	15,210
Non-U.S. government securities	89,164	7,036	(808)	95,392
Corporate securities	2,388,268	528,744	(5,628)	2,911,384
Commercial mortgage-backed securities	43,056	1,099	(401)	43,754
Residential mortgage-backed securities	138,700	14,086	(61)	152,725
Asset-backed securities	112,839	14,561	(269)	127,131
Total	$2,872,422	$569,884	$(7,190)	$3,435,116

At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$21,713	$2,637	$—	$24,350
Debt securities issued by states of the U.S. and political subdivisions of the states	15,997	3,201	—	19,198
Non-U.S. government securities	57,015	11,581	—	68,596
Corporate securities	2,354,780	673,092	(2,066)	3,025,806
Commercial mortgage-backed securities	30,201	1,430	(19)	31,612
Residential mortgage-backed securities	169,530	18,859	(38)	188,351
Asset-backed securities	113,401	16,654	(121)	129,934
Total	$2,762,637	$727,454	$(2,244)	$3,487,847
At December 31, 2021 and 2020, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $101.5 million and $106.4 million, respectively, and an aggregate fair value of $110.7 million and $119.1 million, respectively. As of December 31, 2021 and 2020, such holdings amounted to 3.5% and 3.9%, respectively, of the Company’s investments in debt securities and 0.8% and 1.0%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
Preferred stocks	$20,048	$1,017	$(29)	$21,036

Common stocks, unaffiliated	$425,362	$332,783	$(8,916)	$749,229
Common stocks, mutual funds	229,995	30,775	(445)	260,325
Common stocks, subsidiaries	3,498,897	1,182,075	(155,128)	4,525,844
	$4,154,254	$1,545,633	$(164,489)	$5,535,398

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
Preferred stocks	$19,271	$1,914	$(434)	$20,751

Common stocks, unaffiliated	$333,714	$182,395	$(7,473)	$508,636
Common stocks, mutual funds	141,597	13,381	(726)	154,252
Common stocks, subsidiaries	3,043,359	882,226	(142,840)	3,782,745
	$3,518,670	$1,078,002	$(151,039)	$4,445,633

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(13)	$439	$(10)	$325
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	(808)	17,696	—	—
Corporate securities	(5,344)	169,484	(284)	5,585
Commercial mortgage-backed securities(1)	(377)	28,862	(24)	1,106
Residential mortgage-backed securities(1)	(19)	2,080	(42)	975
Asset-backed securities(1)	(269)	19,088	—	—
Total	$(6,830)	$237,649	$(360)	$7,991

Preferred stocks	$(29)	$837	$—	$—

Common stocks, unaffiliated	$(8,916)	$64,389	$—	$—
Common stocks, mutual funds	(445)	28,495	—	—
Total	$(9,361)	$92,884	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,174)	40,620	(892)	8,221
Commercial mortgage-backed securities(1)	(19)	3,279	—	—
Residential mortgage-backed securities(1)	(14)	821	(24)	619
Asset-backed securities(1)	(33)	5,376	(88)	23,112
Total	$(1,240)	$50,096	$(1,004)	$31,952

Preferred stocks	$(434)	$1,945	$—	$—

Common stocks, unaffiliated	$(7,473)	$41,708	$—	$—
Common stocks, mutual funds	(726)	34,212	—	—
Total	$(8,199)	$75,920	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2021 and 2020, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 4.7% and 6.4% of the carrying value of securities considered temporarily impaired at December 31, 2021 and 2020, respectively. At December 31, 2021, there were a total of 105 securities held that are considered temporarily impaired, 8 of which have been impaired for 12 months or longer. At December 31, 2020, there were a total of 76 securities held that were considered temporarily impaired, 9 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $3.0 million, $4.8 million and $17.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company had no loan-backed securities held at December 31, 2021, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2021, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed securities for the year ended December 31, 2021, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2021, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$23,339	$23,410
After one through five	210,256	236,354
After five through ten	571,827	693,289
After ten	1,772,405	2,158,453
Mortgage-backed securities/asset-backed securities	294,595	323,610
Total	$2,872,422	$3,435,116
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2021, 2020 and 2019 were $33.6 million, $114.5 million, and $63.4 million; gross gains of $1.0 million, $2.5 million, and $1.5 million and gross losses of $0.0 million, $0.4 million, and $0.3 million were realized on these sales in 2021, 2020 and 2019, respectively.
Proceeds from the sales of investments in equity securities during 2021, 2020 and 2019 were $284.5 million, $655.6 million, and $476.7 million; gross gains of $45.3 million, $154.6 million, and $42.2 million and gross losses of $4.1 million, $84.4 million, and $30.2 million were realized on these sales in 2021, 2020 and 2019, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Realized capital gains (losses)	$(78,811)	$25,075	$6,135
Less amount transferred to IMR (net of related taxes (benefits) of $248 in 2021, $3,097 in 2020, and $1,658 in 2019)	932	11,649	6,009
Less federal income tax expense (benefit) of realized capital gains (losses)	(4,798)	4,556	(2,103)
Net realized capital gains (losses)	$(74,945)	$8,870	$2,229

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Net investment income was generated from the following for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Debt securities	$158,760	$144,132	$148,923
Equity securities	32,007	24,798	30,807
Mortgage loans	2,363	6,281	2,716
Real estate	12,377	10,514	13,175
Policy loans	11,067	11,546	11,827
Cash, cash equivalents and short-term investments	688	357	2,148
Other invested assets	390,541	181,415	318,696
Other	(785)	605	1,106
Gross investment income	607,018	379,648	529,398
Investment expenses	64,303	46,652	50,294
Net investment income	$542,715	$332,996	$479,104
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2021, 78.7% of such mortgages, or $44.8 million, involved properties located in Ohio, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.2 million. During 2021, there were no loans issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2021, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market. Hedging this risk reduces the economic sensitivity to price declines. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses. The change in fair value was $50.6 million, $(0.7) million, and $(49.8) million for the years ended December 31, 2021, 2020, and 2019, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $(97.2) million,$(58.8) million, and $0.0 million for the years ended December 31, 2021, 2020, and 2019, respectively. The Company closed the hedge in the first quarter of 2021.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2021 and 2020, $0.0 million and $34.2 million, respectively, of cash collateral has been posted by the Company.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2021	2020
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$107	$4,401
Gross amounts offset	—	—
Net amount of assets	$107	$4,401

Derivative liabilities:
Gross amount of recognized liabilities	$—	$(41,108)
Gross amounts offset	—	—
Net amount of liabilities	$—	$(41,108)

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are preferred stock, NAIC 6 rated bonds, collateralized loan obligations (CLO) residual tranche, options, and stock warrants. The fair value

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common and preferred stocks being priced by utilizing recent financing for similar securities.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships can be sold or transferred with prior consent from the general partner. The average remaining life of the investments is 18 years. The Company's unfunded commitment for these investments is $43.6 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $11.88. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures and CLO residual tranches for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily options and stock warrants, are determined through the use of third-party pricing services or models utilizing market observable inputs.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Cash Collateral Receivable
The receivable represents the obligation to return cash collateral the Company has posted relating to derivative instruments. The fair value is based upon the stated amount.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2021
Assets:
Bonds, exchange traded funds	$5,994	$5,994	$—	$—	$—
Common stocks, unaffiliated	749,229	724,931	—	21,416	2,882
Common stocks, mutual funds	260,325	260,325	—	—	—
Preferred stocks	21,036	—	16,809	4,227	—
Other invested assets, CLO residual tranche	37,091	—	37,091	—	—
Derivative assets	107	—	107	—	—
Separate account assets	1,284,662	863,058	126,955	—	294,649
Total assets	$2,358,444	$1,854,308	$180,962	$25,643	$297,531

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Bonds, industrial and misc.	$641	$—	$641	$—	$—
Bonds, exchange traded funds	6,288	6,288	—	—	—
Common stocks, unaffiliated	508,636	505,760	—	—	2,876
Common stocks, mutual funds	154,252	154,252	—	—	—
Preferred stocks	511	—	365	146	—
Derivative assets	4,401	—	4,401	—	—
Separate account assets	1,197,356	754,464	140,685	21,296	280,911
Total assets	$1,872,085	$1,420,764	$146,092	$21,442	$283,787

Liabilities:
Derivative liabilities	$(41,108)	$—	$(41,108)	$—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021 are as follows:

	Beginning Asset/(Liability) as of January 1, 2021	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3	Ending Asset/ (Liability) as of December 31, 2021
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$3,807	$11,422	$—	$6,187	$—	$—	$21,416
Preferred stocks	146	(354)	423	—	2,999	1,013	—	4,227
Separate account assets	21,296	—	—	(5,970)	(15,326)	—	—	—
Total assets	$21,442	$3,453	$11,845	$(5,970)	$(6,140)	$1,013	$—	$25,643

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into Level 3 are due to perpetual preferred stocks being carried at fair value and not on the basis of designation.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$13,326	$—	$(7,139)	$—	$6,187
Preferred stocks	2,999	—	—	—	2,999
Separate account assets	—	—	(15,326)	—	(15,326)
Total assets	$16,325	$—	$(22,465)	$—	$(6,140)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, is as follows:

	Beginning Asset/(Liability )as of January 1, 2020	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3**	Ending Asset/ (Liability) as of December 31, 2020
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$(8)	$—	$8	$146	$—	$146
Separate account assets	19,844	—	—	1,452	—	—	—	21,296
Total assets	$19,844	$—	$(8)	$1,452	$8	$146	$—	$21,442

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into and out of Level 3 are due to changes resulting from the application of the lower of amortized cost or fair value rules based on the security's NAIC rating
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$8	$—	$—	$—	$8
Separate account assets	—	—	—	—	—
Total Assets	$8	$—	$—	$—	$8

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2021
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,872,422	$3,435,116	$22,763	$3,411,353	$1,000	$—
Common stock:
Unaffiliated	749,229	749,229	724,931	—	21,416	2,882
Mutual funds	260,325	260,325	260,325	—	—	—
Preferred stock	21,036	21,036	—	16,809	4,227	—
Mortgage loans	56,947	60,477	—	—	60,477	—
Cash, cash equivalents and short-term investments	358,026	358,111	358,111	—	—	—
Other invested assets:
Surplus notes	33,881	45,117	—	45,117	—	—
CLO residual tranche	37,091	37,091	—	37,091	—	—
Securities lending reinvested collateral assets	33,628	33,628	33,628	—	—	—
Derivative assets	107	107	—	107	—	—
Separate account assets	1,284,662	1,284,662	863,058	126,955	—	294,649

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(3,503)	$(3,710)	$—	$—	$(3,710)	$—
Securities lending liability	(62,436)	(62,436)	—	(62,436)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,762,637	$3,487,847	$24,822	$3,461,840	$1,185	$—
Common stock:
Unaffiliated	508,636	508,636	505,760	—	—	2,876
Mutual funds	154,252	154,252	154,252	—	—	—
Preferred stock	18,886	20,751	—	19,593	1,158	—
Mortgage loans	57,917	60,387	—	—	60,387	—
Cash, cash equivalents and short-term investments	326,127	326,077	326,077	—	—	—
Other invested assets, surplus notes	33,914	47,116	—	47,116	—	—
Securities lending reinvested collateral assets	42,791	42,791	42,791	—	—	—
Derivative assets	4,401	4,401	—	4,401	—
Cash collateral receivable	34,220	34,220	—	34,220	—	—
Separate account assets	1,197,356	1,197,356	754,464	140,685	21,296	280,911

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(3,729)	$(4,065)	$—	$—	$(4,065)	$—
Derivative liabilities	(41,108)	(41,108)	—	(41,108)	—
Securities lending liability	(67,547)	(67,547)	—	(67,547)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory surplus at December 31, 2021, are $1.5 billion and $1.5 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:

	2021	2020
	(In Thousands)
Integrity:
Admitted Assets	$9,956,305	$9,814,722
Liabilities	8,474,871	8,512,424
Statutory Surplus	$1,481,434	$1,302,298
Net Income	$51,418	$86,341

WSLAC:
Admitted Assets	$19,537,565	$17,043,484
Liabilities	17,998,269	15,846,683
Statutory Surplus	$1,539,296	$1,196,801
Net Income	$118,421	$82,260

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $39.0 million, $14.9 million, and $23.8 million in 2021, 2020 and 2019, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $266.7 million and $297.7 million at December 31, 2021 and 2020, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

At December 31, 2021 and 2020, the Company had $113.7 million and $103.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the company.
At December 31, 2021 and 2020, the Company had $650.3 million and $560.2 million respectively, invested in various private equity and private debt funds managed by Fort Washington Investment Advisors, Inc., an indirect subsidiary of the Company.
At December 31, 2021 and 2020, the Company had $1,035.5 million and $888.6 million respectively, invested in WS Real Estate Holdings, LLC, which is a holding company managed by Eagle Realty Group, LLC, an indirect subsidiary of the Company.
In December 2021, the company paid a $250.0 million capital contribution to its subsidiary, WSLAC. The contribution was in the form of cash.
In November 2021, the Company paid a $50.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.
In March 2021, the Company paid a $100.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of cash.
In December 2020, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of cash.
In September 2020, the Company entered into a Pension Risk Transfer agreement with its subsidiary, WSLAC. Refer to Note 10 for more detail.
In November 2019, the Company paid a $93.9 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of common stock.
In November 2019, the Company paid a $30.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of common stock.
In February 2019, the Company paid a $100.0 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.
The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019, and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019, and was accounted for as an ordinary dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company had $43.0 million and $29.7 million receivable from parent, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. The Company had $38.7 million payable to parent, subsidiaries and affiliates as of December 31, 2021. The Company did not have any amount payable to

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

parent, subsidiaries and affiliates as of December 31, 2020. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $460.0 million and $478.1 million at December 31, 2021 and 2020, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million and $0.8 million at December 31, 2021 and 2020, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Direct premiums	$225,660	$231,552	$237,084
Assumed premiums:
Affiliates	1,203	1,285	1,111
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,517)	(6,605)	(6,422)
Net premiums	$220,346	$226,232	$231,773

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	4,696	4,856	2,936
Policy and contract liabilities:
Affiliates	460,048	478,114	468,882
Nonaffiliates	28,786	26,517	50,472
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	303	126	227
In 2021, 2020 and 2019, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2021, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2021, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2021, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $4.0 million and $32.1 million at December 31, 2021 and 2020, respectively. The tax years 2014 through 2020 remain subject to examination by major tax jurisdictions.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2021, in the event of future capital losses is $61.2 million, $0.0 million, and $3.8 million from 2021, 2020 and 2019, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$269,180	$8,236	$277,416
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	269,180	8,236	277,416
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	269,180	8,236	277,416
(f)	Deferred tax liabilities	192,438	73,194	265,632
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$76,742	$(64,958)	$11,784

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$260,350	$9,142	$269,492
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	260,350	9,142	269,492
(d)	Deferred tax assets nonadmitted	30,028	—	30,028
(e)	Subtotal net admitted deferred tax assets (c - d)	230,322	9,142	239,464
(f)	Deferred tax liabilities	120,664	32,226	152,890
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$109,658	$(23,084)	$86,574

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$8,830	$(906)	$7,924
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	8,830	(906)	7,924
(d)	Deferred tax assets nonadmitted	(30,028)	—	(30,028)
(e)	Subtotal net admitted deferred tax assets (c - d)	38,858	(906)	37,952
(f)	Deferred tax liabilities	71,774	40,968	112,742
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(32,916)	$(41,874)	$(74,790)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		12/31/2021
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,963	$1,963
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	9,821	—	9,821
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	9,821	—	9,821
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	941,551
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	259,359	6,273	265,632
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$269,180	$8,236	$277,416

		12/31/2020
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,142	$9,142
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	77,432	—	77,432
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	77,432	—	77,432
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	730,625
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	152,890	—	152,890
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$230,322	$9,142	$239,464

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(7,179)	$(7,179)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(67,611)	—	(67,611)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(67,611)	—	(67,611)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	210,926
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	106,469	6,273	112,742
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$38,858	$(906)	$37,952

	2021	2020

Ratio percentage used to determine recovery period and threshold limitation amount	958%	912%

		12/31/2021
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$269,180	$8,236
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	0.71%
(c)	Net admitted adjusted gross DTAs amount	$269,180	$8,236
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	0.71%

		12/31/2020
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$260,350	$9,142
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.46%	3.39%
(c)	Net admitted adjusted gross DTAs amount	$230,322	$9,142
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	17.39%	3.82%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$8,830	$(906)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(15.46)%	(2.68)%
(c)	Net admitted adjusted gross DTAs amount	$38,858	$(906)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(17.39)%	(3.11)%
The Company's tax planning strategies include the use of reinsurance.
Current income taxes incurred consist of the following major components:

			12/31/2021	12/31/2020	12/31/2019
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$30,114	$(21,594)	$25,236
	(b)	Foreign	199	249	287
	(c)	Subtotal	30,313	(21,345)	25,523
	(d)	Federal income tax on net capital gains	(4,798)	4,556	(2,103)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$25,515	$(16,789)	$23,420

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2021	12/31/2020	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	59,306	55,662	3,644
		(4) Investments	32,310	34,704	(2,394)
		(5) Deferred acquisition costs	18,607	18,160	447
		(6) Policyholder dividends accrual	6,853	7,693	(840)
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	101,026	113,404	(12,378)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	30,693	26,307	4,386
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	20,385	4,420	15,965
		(99) Subtotal	269,180	260,350	8,830
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	30,028	(30,028)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	269,180	230,322	38,858
	(e)	Capital
		(1) Investments	8,236	9,142	(906)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	8,236	9,142	(906)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	8,236	9,142	(906)
	(i)	Admitted deferred tax assets (2d + 2h)	$277,416	$239,464	$37,952

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2021	12/31/2020	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$181,504	$109,136	$72,368
		(2) Fixed assets	625	372	253
		(3) Deferred and uncollected premium	7,878	8,057	(179)
		(4) Policyholder reserves	2,431	3,099	(668)
		(5) Other	—		—
		(99) Subtotal	192,438	120,664	71,774
	(b)	Capital
		(1) Investments	73,194	32,226	40,968
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	73,194	32,226	40,968
	(c)	Deferred tax liabilities (3a99 + 3b99)	265,632	152,890	112,742
(4)	Net deferred tax assets/liabilities (2i - 3c)		$11,784	$86,574	$(74,790)
Among the more significant book-to-tax adjustments were the following:

	12/31/2021	Effective Tax Rate	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$26,273	21.00%	$20,039	21.00%	$39,544	21.00%
Dividends received deduction	(2,613)	(2.09)	(1,062)	(1.11)	(1,879)	(1.00)
Tax credits	(1,227)	(0.98)	(1,447)	(1.52)	(2,832)	(1.50)
Other invested assets and nonadmitted change	(19,292)	(15.42)	2,403	2.52	125,349	66.57
Other	(7,857)	(6.28)	(10,065)	(10.54)	(5,385)	(2.86)
Total statutory income taxes	$(4,716)	(3.77)%	$9,868	10.35%	$154,797	82.21%

Federal and foreign taxes incurred	$25,515	20.39%	$(16,789)	(17.59)%	$23,420	12.44%
Change in net deferred income taxes	(30,231)	(24.16)	26,657	27.94	131,377	69.77
Total statutory income taxes	$(4,716)	(3.77)%	$9,868	10.35%	$154,797	82.21%
At December 31, 2021, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $675.6 million by the end of 2022 without seeking prior regulatory approval based on capital and surplus of $6,756.1 million at December 31, 2021.
The Company currently has the following outstanding surplus notes:

	2021	2020
	(In Thousands)
2019 Notes, 5.15% interest rate, due 2049	$497,690	$497,604
2021 Notes, 3.75% interest rate, due 2061	$497,664	$—
Total carrying value of surplus notes	$995,354	$497,604

On January 23, 2019, the Company issued $500.0 million in surplus notes (the “2019 Notes”) due January 15, 2049, at a discount of $2.6 million. The entire balance was received in cash, none of which came from related parties. Interest on the 2019 Notes is fixed at 5.15% and payable semiannually on January 15 and July 15 of each year. The 2019 Notes and are administered by The Bank of New York Mellon. Subject to the approval of the Ohio Director of Insurance (the “Director”), the Company has the option to redeem the 2019 Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the 2019 Notes is not deductible by the Company, at a redemption price equal to the principal amount of the 2019 Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the 2019 Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the 2019 Notes to be redeemed to the redemption date.
On April 28, 2021, the Company issued $500.0 million in surplus notes (the “2021 Notes”) due April 28, 2061 at a discount of $2.4 million. The entire balance was received in cash, none of which came from related parties. Interest on the 2021 Notes is fixed at 3.75% and payable semiannually on April 28 and October 28 of each year. The 2021 Notes are administered by The Bank of New York Mellon. Subject to the approval of the Director, the Company has the option to redeem the 2021 Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the 2021 Notes is not deductible by the Company, at a redemption price equal to the principal amount of the 2021 Notes to be redeemed (the ‘‘Par

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Value Redemption Price’’), (ii) in whole or in part, prior to October 28, 2060, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the 2021 Notes from the redemption date to October 28, 2060, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 25 basis points or (iii) in whole or in part, on or after October 28, 2060, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the 2021 Notes to be redeemed to the redemption date.
The 2019 Notes and 2021 Notes (collectively the “Notes”) do not have payments that are contractually linked nor are any of the payments subject to administrative offsetting provisions. Additionally, proceeds from the Notes were not used to purchase an asset directly from the holders. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933. The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Director, and only out of surplus earnings.
Interest expense of $35.1 million and $25.8 million was recognized from the Notes in 2021 and 2020, respectively. Life-to-date interest expense recognized December 31, 2021, was $86.1 million. There has been no principal paid as of December 31, 2021. As of December 31, 2021, there was unapproved interest of $3.2 million related to 2021 that will come due in 2022. In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2021, the Company does not have any material lease agreements as a lessee for office space or equipment.
At December 31, 2021, the Company has future commitments to provide additional capital contributions of $650.0 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $26.0 million for Canal Senate Apartments, LLC, and $13.8 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2021, was approximately $50.0 million and $30.9 million, respectively. These loans mature in August 2022 and February 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2021, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$70,876	$—	$—	$70,876	96.2%
Not subject to discretionary withdrawal	2,799	—	—	2,799	3.8
Total individual annuity reserves (before reinsurance)	73,675	—	—	73,675	100.0%
Reinsurance ceded	68,352	—	—	68,352
Net individual annuity reserves	$5,323	$—	$—	$5,323

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$2,613	$—	$1,284,221	$1,286,834	100.0%
Total group annuity reserves (before reinsurance)	2,613	—	1,284,221	1,286,834	100.0%
Reinsurance ceded	2,613	—	—	2,613
Net group annuity reserves	$—	$—	$1,284,221	$1,284,221

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$212,109	$—	$—	$212,109	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total deposit-type contract liability (before reinsurance)	212,109	—	—	212,109	100.0%
Reinsurance ceded	22,741	—	—	22,741
Total deposit-type contract liability	$189,368	$—	$—	$189,368
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2021, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	—	—	—	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,724,073	3,095,115	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	3,464	XXX	XXX	—
Disability - active lives	XXX	XXX	4,588	XXX	XXX	—
Disability - disabled lives	XXX	XXX	20,433	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	—	2,724,073	3,123,600	—	—	—
Reinsurance Ceded	—	—	367,045	—	—	—
Net life reserves	$—	$2,724,073	$2,756,555	$—	$—	$—

10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The Company uses a December 31 measurement date for all plans.
A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,208,854	$1,110,682	$161,650	$166,887
Service cost	35,815	29,439	248	286
Interest cost	25,031	32,478	2,927	4,344
Contribution by plan participants	—	—	4,524	4,871
Actuarial (gain) loss	(9,487)	125,954	(4,102)	(2,710)
Benefits paid	(52,050)	(51,000)	(11,160)	(12,028)
Plan amendments	—	—	—	—
Settlements	—	(38,699)	—	—
Benefit obligation at end of year	$1,208,163	$1,208,854	$154,087	$161,650

Change in plan assets:
Fair value of plan assets at beginning of year	$1,172,208	$1,087,146	$—	$—
Actual return on plan assets	164,063	174,761	—	—
Employer contribution	—	—	6,636	7,157
Plan participants’ contributions	—	—	4,524	4,871
Benefits paid	(52,050)	(51,000)	(11,160)	(12,028)
Settlements	—	(38,699)	—	—
Fair value of plan assets at end of year	$1,284,221	$1,172,208	$—	$—

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$76,058	$(36,646)	$(154,087)	$(161,650)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$76,058	$(36,646)	$(154,087)	$(161,650)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$1,085,849	$1,102,467	$154,087	$161,650

*Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Pension Benefits
	2021	2020	2019
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$35,815	$29,439	$23,989
Interest cost	25,031	32,478	38,479
Expected return on plan assets	(83,066)	(76,904)	(68,093)
Amount of recognized gains and losses	22,281	22,085	25,564
Amount of prior service cost recognized	(579)	(4,625)	(4,625)
Total net periodic benefit cost (benefit)	$(518)	$2,473	$15,314

	Postretirement Medical
	2021	2020	2019
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$248	$286	$308
Interest cost	2,927	4,344	6,044
Amount of recognized gains and losses	(1,838)	(3,387)	(3,841)
Amount of prior service cost recognized	(1,392)	(1,392)	(1,392)
Total net periodic benefit cost (benefit)	$(55)	$(149)	$1,119

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$354,426	$343,789	$(27,454)	$(29,522)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	578	4,625	1,392	1,392
Net gain and loss arising during the period	(90,484)	28,097	(4,102)	(2,711)
Net gain and loss recognized	(22,282)	(22,085)	1,838	3,387
Items not yet recognized as a component of net periodic cost - current year	$242,238	$354,426	$(28,326)	$(27,454)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020

Discount rate	2.80%	3.44%	2.60%	3.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.25%	7.25%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2021	2020	2021	2020

Discount rate	3.00%	2.80%	2.88%	2.60%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company had a non-admitted pension asset of $76.1 million at December 31, 2021 and a pension liability of $36.6 million at December 31, 2020.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was increased from 2.8% at December 31, 2020, to 3.00% at December 31, 2021. This resulted in a $23.5 million decrease in the pension benefit obligation in 2021. The discount rate was decreased from 3.44% at December 31, 2019, to 2.8% at December 31, 2020. This resulted in a $114.0 million increase in the pension benefit obligation in 2020.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The asset allocation for the defined benefit pension plan at the end of 2021 and 2020, and the target allocation for 2021 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2021	2021	2020
Asset category:
Equity securities	55%	65%	64%
Fixed income securities	15	10	12
Short-term investments	5	—	—
Other	25	25	24
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and cash equivalents. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The fair value of the cash equivalents are based on quoted market prices.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2021:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$3,019	$—	$3,019	$—
Corporate securities	114,667	—	114,667	—
Residential mortgage-backed securities	1,041	—	1,041	—
Asset-backed securities	2,852	—	2,852	—
Equity securities:
Common equity	659,769	611,743	48,026	—
Mutual funds	174,122	174,122	—	—
Other invested assets:
Private equity and fixed income funds	239,447	—	239,447	—
Surplus notes	3,827	—	3,827	—
Real estate	7,177	—	7,177	—
Other assets	78,741	77,193	1,548	—
Total plan assets	$1,284,662	$863,058	$421,604	$—
* Includes investments using net asset value (NAV) as a practical expedient.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1		Level 2*	Level 3
	(In Thousands)
At December 31, 2020:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,973	$—		$2,973	$—
Corporate securities	119,940	—		119,940	—
Residential mortgage-backed securities	1,597	—		1,597	—
Asset-backed securities	10,523	—		10,523	—
Equity securities:
Common equity	519,209	470,415		48,794	—
Mutual funds	235,822	235,822		—	—
Other invested assets:
Private equity and fixed income funds	232,117	—		232,117	—
Surplus notes	4,096	—		4,096	—
Real estate	21,296	—		—	21,296
Other assets	49,783	48,227	`	1,556	—
Total plan assets	$1,197,356	$754,464		$421,596	$21,296
* Includes investments using net asset value (NAV) as a practical expedient.
For measurement purposes of the postretirement benefit obligation at December 31, 2021, a 5.35 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2022. The rate was assumed to decrease gradually to 4.75 percent for 2030 and remain at that level thereafter.
At December 31, 2021, the assets of the Company’s pension include approximately $106.5 million invested in the Touchstone Family of Funds, which are administered by the Company, and $229.1 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2020, the assets of the Company’s pension include approximately $148.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $213.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

As of December 31, 2021, future benefit payments for the pension plan are expected as follows (in millions):

2022	$54.8
2023	55.6
2024	56.4
2025	57.2
2026	57.9
Five years thereafter	305.2

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2022	$9.6
2023	9.5
2024	9.2
2025	9.0
2026	8.8
Five years thereafter	41.9
The Company did not make any contributions to the pension plan in 2021 and 2020. The Company does not anticipate a required contribution to the pension plan during 2022.
In 2020, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets and the pension benefit obligation by $38.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $6.6 million in 2021 and expects to contribute $88.0 million between 2022 and 2031, inclusive. The Company received no subsidies in 2021. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.8 million, $6.8 million, and $6.2 million for 2021, 2020 and 2019, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2021, 2020 and 2019

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$3,666	$183
Ordinary renewal	66,486	46,983
Accident and health renewal	354	289
Assumed investment type-contracts	405	405
Total	$70,911	$47,860

PART C Other Information

Item 27.    Exhibits

The following exhibits are filed herewith or incorporated by reference as indicated:

(a)    Board of Directors Resolution. Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.
(b)    Custodian Agreements. Not applicable
(c)    Underwriting Contracts
a.    Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.
(d)    Contracts
a.    Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175480), filed July 12, 2011.
b.    Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175480), filed April 25, 2012.
c.    Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175480), filed April 25, 2012.
d.    Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
e.    Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
f.    Form of Individual Guaranteed Lifetime Withdrawal Benefit (GLIA Plus) and Data Page, form number ICC14 IR.37 1410. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
g.    Form of Spousal Guaranteed Lifetime Withdrawal Benefit (GLIA Plus) and Data Page, form number ICC14 IR.38 1410. Incorporated by reference to Exhibit

99.4(E) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
h.    Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider and Schedule Page, form number ICC21 IR.19 2104. FILED HEREWITH.
I.    Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider and Schedule Page, form number ICC21 IR.20 2104. FILED HEREWITH.
(e)    Applications. Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
(f)    Depositor’s Certificate of Incorporation and By-Laws
a.    Articles of Incorporation and Redomestication of Integrity and Certificate of Amendment. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.
b.    By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.
(g)    Reinsurance Contracts
a.    Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed May 1, 1996.
b.    Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.
c.    Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.
(h)     Participation Agreements
a.    Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
b.    Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to

Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
c.    Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
d.    Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
e.    Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
f.    Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
g.    Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
h.    Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.
i.    Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
j.    Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
k.    Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

l.    Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
m.    Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
n.    Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
o.    Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
p.    Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.
q.    Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
r.    Selling Agreement between Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.
s.    Services Agreement between Pacific Investment Management Company LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99 to Registrant's Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 333-44876), filed April 28, 2022.
t.    Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
u.    Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99 to

Registrant's Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 333-44876), filed April 28, 2022.
v.    Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated November 1, 2009. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
w.    Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
x.    Variable Product Services Agreement between Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99 to Registrant's Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 333-44876), filed April 28, 2022.
y.    Amendment No. 1 to Variable Product Services Agreement between Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
z.    Administrative Services Agreement between PADCO Advisors II, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99 to Registrant's Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 333-44876), filed April 28, 2022.
aa.    Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly, PADCO Advisors II, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
bb.    Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654), filed October 15, 2001.
cc.    Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
dd.    Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
ee.    Rule 22c-2 Amendment to Participation Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2007. Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ff.    Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
gg.    Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
hh.    Rule 22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
ii.    Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
jj.    Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly, Bankers Trust Company) and Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
kk.    Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
ll.    Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
mm.    Administrative services letter between Deutsche Investment Management Americas Inc. and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
nn.    Distribution and Services Agreement between PFPC Distributors, Inc. and Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
oo.    Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

pp.    Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
qq.    Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
rr.    Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.
ss.    Amendment No. 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
tt.    Administrative Services Letter between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
uu.    Rule 22c-2 Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
vv.    Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.
ww.    Amendment 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
xx.    Servicing Agreement between The Universal Institutional Funds, Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
yy.    Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS)

to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
zz.    Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
aaa.    Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
bbb.    Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
ccc.    Assignment of Agreement between Columbia Management Distributors, Inc. and Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
ddd.    Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
eee.    Administrative Services Agreement between Invesco Advisors, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
fff.    Distribution Services Agreement between INVESCO Distributors, Inc and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
ggg.    Intermediary Agreement between Invesco Investment Services, Inc. and Integrity dated May 27, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.
hhh.    Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.
iii.    Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to

Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.
jjj.    Administrative Services Agreement between BlackRock Advisors, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.
kkk.    Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.
lll.    Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.
mmm.    Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.
nnn.    Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.
ooo.    Amendment to Selling Agreement between PIMCO Investment LLC and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.
ppp.    Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
qqq.    Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.
rrr.    Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

sss.    Rule 22c-2 Agreement between American Funds Service Company and Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
ttt.    Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 8 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2016.
(i)    Administrative Contracts.
(j)     Other Material Contracts
a. Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.
b.    Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.
(k)    Legal Opinion. Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered – FILED HEREWITH.
(l)    Other Opinions
a.    Consent of Independent Registered Public Accounting Firm - FILED HEREWITH
(m)     Omitted Financial Statements. Not applicable.
(n)    Initial Capital Agreements. Not applicable
(o)    Form of Initial Summary Prospectuses. Not applicable.
Other Exhibits
Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019. Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-166995), filed April 26, 2019.

Guaranty from WSLIC to the policyholders of Integrity dated March 3, 2000. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

Item 28.    Directors and Officers of the Depositor

The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:

Directors:
John F. Barrett    Director, Chairman of the Board
Jill T. McGruder    Director, President and Chief Executive Officer
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director

Officers:
John F. Barrett    Director, Chairman of the Board
Jill T. McGruder    Director, President and Chief Executive Officer
Ayana Gordon    Secretary
Brendan M. White    Senior Vice President and Co-Chief Investment Officer
James J. Fitzgerald    Senior Vice President and Chief Information Officer
Kevin L. Howard    Senior Vice President, General Counsel and Assistant Secretary
Daniel W. Harris    Senior Vice President and Chief Actuary
Mark E. Caner    Senior Vice President
Daniel J. Downing    Senior Vice President
Lisa B. Fangman    Senior Vice President
Phillip E. King    Senior Vice President and Auditor
David T. Henderson    Senior Vice President and Chief Risk Officer
Bradley J. Hunkler    Senior Vice President and Chief Financial Officer
James J. Vance    Senior Vice President and Co-Chief Investment Officer
Wade M. Fugate    Vice President and Controller
Bruce W. Maisel    Vice President and Chief Compliance Officer
Paul C. Silva    Vice President
Michael S. Speas    Vice President and Chief Information Security Officer
Aaron J. Wolf    Vice President and Chief Underwriter
Jay V. Johnson    Vice President and Treasurer
Jacob C. Steuber    Vice President
Terrie A. Wiedenheft    Vice President
Paul M. Kruth    Vice President
Denise L. Sparks    Vice President
Lindsay M. Connelly    Assistant Vice President, Assistant Treasurer
Benjamin E. Fotsch    Assistant Vice President
Christopher J. Roland    Assistant Vice President
Robert F. Noschang    Assistant Vice President
Amy M. Retzsch    Assistant Vice President
Donald P. Myers     Assistant Vice President
Ryan K. Richey    Assistant Vice President
Andrew P. Shull    Assistant Vice President

James R. Murray    Assistant Vice President, Director, Risk Management
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Sarah Sparks Herron    Assistant Secretary
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
Brenda L. Elliott    Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

Item 29.    Persons Controlled by or Under Common Control with Integrity or Registrant

SEC Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
505 Courtland Owner, LLC	DE	LLC	100% owned by Courtland Apartments, LLC	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alta 287 Owner, LLC	DE	LLC	100% owned by ALTA 287 Venture, LLC (DE)	real estate ownership entity(ies)
ALTA 287 Venture, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta at Horizons West Owner, LLC	DE	LLC	100% owned by Alta at Horizons West, LLC	real estate ownership entity(ies)
Alta at Horizons West, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Aria JV, LLC	IN	LLC	74% owned by Lennox Zionsville Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Aria Zionsville, LLC	IN	LLC	100% owned by Aria JV, LLC	real estate ownership entity(ies)
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Boston Capital Corporate Tax Credit Fund XLIX	DE	LP	25.751% limited partnership interests owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company

Courtland Apartments, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Covington Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Covington Fee Owner	DE	LLC	100% owned by Covington Land Partners LLC	real estate ownership entity(ies)
Covington Land Partners LLC	DE	LLC	64% owned by Covington Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate

EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fabric Insurance Agency, LLC	DE	LLC	100% owned by Fabric Technologies, Inc.	insurance agency
Fabric Technologies, Inc.	DE	Corp.	100% owned by The Western and Southern Life Insurance Company	technology
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Flexible Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund

Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund

Fort Washington Private Equity Investors XI-B, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI-K, L.P.	DE	LP	general partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund IV-B, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV-Feeder, LLC	DE	LLC	General Partner is FWPEO IV GP, LLC and Fort Washington Investment Advisors, Inc. is its Managing Member	private equity fund
Fort Washington Private Equity Opportunities Fund IV-K, L.P.	DE	LP	General partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors II, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors II-B, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors II-K, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	general partner is FWPEI Small Market II and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund

Fort Washington Securities Lending Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fourth and Pike Apartments LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI Mauna Kea GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
FWPEI Small Market II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Small Market II
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEI XI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund XI
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO IV GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IV
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Agency, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company

Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Grand Dunes Senior Holding, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
GS Barnstable Land Owner, LLC	DE	LLC	100% owned by GS Barnstable Venture, LLC	real estate ownership entity(ies)
GS Barnstable Venture, LLC	DE	LLC	54% owned by Cape Barnstable Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS Nashville Hotel Owner, LLC	DE	LLC	100% owned by Nashville Hotel JV, LLC	ownership and operation of real estate
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments LLC	real estate ownership entity(ies)
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Jomax Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

Jomax Residences, LLC	DE	LLC	100% owned by Jomax Holdings, LLC	real estate ownership entity(ies)
KCJA X NNN Industrial Investor Holdings, LLC	OH	LLC	100% owned by Western-Southern Life Assurance Company	real estate ownership entity(ies)
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Holdings, LLC	DE	LLC	67.89% by Manchester Semmes OZ Fund, LLC (OH); 25.72% by Manchester Semmes OZ Fund No. 2, LLC (AL); and 1.39% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Residences, LLC	DE	LLC	100% owned by Manchester Holdings, LLC	real estate ownership entity(ies)
Manchester Semmes OZ Fund No. 2, LLC	AL	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Semmes OZ Fund, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mauna Kea Taft-Hartley Partners (ERISA), L.P.	DE	LP		private equity fund
MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
Nashville Hotel JV, LLC	DE	LLC	52% owned by W&S REH and 3% by ERI	real estate ownership entity(ies)
National Integrity Life Insurance Company	NY	Corp	100% owned by ILIC
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Park BLVD Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park BLVD Residences, LLC	DE	LLC	100% owned by Park Blvd Holdings, LLC	real estate ownership entity(ies)

Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Portside Residences, LLC	DE	LLC	100% owned by PRLE, LLC	real estate ownership entity(ies)
Prairie Path Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
PRLE, LLC	DE	LLC	49% owned by Grand Dunes Senior Holding, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Project Titan SPV LLC	DE	LLC	44.2% owned by FWPEO Fund IV, L.P.; 16.4% owned by FWPEI X; 11.5% owned by FWPEO Fund IV-K; 7.5% owned by FWPEI X-B; 6.8% owned by FWPEI IX; 4% owned by FWPEO Fund IV-B; 3.3% owned by FWPE Small Market Investors X-S; 3.2% owned by FWPEI IX-B and IX-K.	investment vehicle
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
Raleigh Hotel Holding Company LLC	DE	LLC	62% owned by W&SREH and 3% owned by ERI	real estate ownership entity(ies)
Raleigh Project Owner LLC	DE	LLC	100% owned by Raleigh Hotel Holding Company, LLC	ownership and operation of real estate
Rancho Presidio Fee Owner LLC	DE	LLC	100% owned by Rancho Presidio Land Partners LLC	real estate ownership entity(ies)
Rancho Presidio Land Partners LLC	DE	LLC	21.14% owned by W&S Real Estate Holdings and 3.86% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Securities Lending Fund LLC	WI	LLC	100% owned by Fort Washington Investment Advisors, Inc.	investment vehicle
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate
South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)

Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
TXFL NNN Office Investor Holdings, LLC	OH	LLC	40.7408% owned by Western-Southern Life Assurance Company, 29.6296% owned by The Lafayette Life Insurance Company, 14.8148% owned by Integrity Life Insurance Company, 14.8148% owned by National Integrity Life Insurance Company	real estate ownership entity(ies)
UGR Holdings, LLC	DE	LLC	99% owned by University Shade Investor Holdings, LLC (OH) and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vinings Trace, LLC	IN	LLC	99% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)

Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate
Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warrenville Property Partners LLC	DE	LLC	100% owned by Warrenville Venture Partners LLC	real estate ownership entity(ies)
Warrenville Venture Partners LLC	DE	LLC	49% owned by Prairie Path Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WestAd Leasing, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Workforce Apartments Investor, LLC	OH	LLC		real estate ownership entity(ies)
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund

Item 30.    Indemnification
Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)    To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought. Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)    (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)    Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)    Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)    The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Item 31.    Principal Underwriters
(a)    Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark    Director
Jill T. McGruder    Director
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director

Officers:
E. Blake Moore, Jr.    President and Chief Executive Officer
Mary T. Mock    Sr. Vice President, Head of Distribution
Timothy J. Costanza     Vice President, Managing Director Institutional Development
Jay V. Johnson    Vice President and Treasurer
Sharon L. Karp    Vice President
Amy Fisher    Vice President, Managing Director Business Development
Timothy S. Stearns    Vice President and Chief Compliance Officer
Terrie A. Wiedenheft    Chief Financial Officer
Benjamin J. Alge    Divisional Vice President
Timothy A. Bray    Divisional Vice President
Michael S. Jones    Assistant Vice President
Lindsay M. Connelly    Assistant Vice President and Assistant Treasurer
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
Sarah Sparks Herron    Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)    Not applicable.

Item 32.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 33.    Management Services
There are currently no management-related services provided to the Registrant.

Item 34.    Fee Representation

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, the Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

EXHIBIT INDEX

Item 27(k) Legal Opinion. Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered. FILED HEREWITH.
Item 27(l) Other Opinions. Consent of Independent Registered Public Accounting Firm. FILED HEREWITH
Items 99

Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider and Schedule                 Page, form number ICC21 IR.19 2104. FILED HEREWITH.

Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider and Schedule Page, form number ICC21 IR.20 2104. FILED HEREWITH.

Integrity AnnuiChoice II    July 29, 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on July 29, 2022.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

Integrity AnnuiChoice II    July 29, 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on July 29, 2022.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
July 29, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
July 29, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
July 29, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
July 29, 2022	July 29, 2022
/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
July 29, 2022	July 29, 2022

Integrity AnnuiChoice II    July 29, 2022

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on July 29, 2022.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
July 29, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
July 29, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
July 29, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
July 29, 2022
July 29, 2022

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
July 29, 2022	July 29, 2022

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
July 29, 2022